UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul Jason Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Filed herewith.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Semi-Annual report

June 30, 2022

SFT Balanced Stabilization Fund

SFT Core Bond Fund

SFT Delaware IvySM Growth Fund

SFT Delaware IvySM Small Cap Growth Fund

SFT Equity Stabilization Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT International Bond Fund

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund

Fund Objective

The SFT Balanced Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Index and 40 percent U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The Fund invests primarily in Class 1 shares of the SFT Index 500 Fund for equity exposure, in a basket of fixed income securities issued for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2022, the Fund had a net return of -12.44 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index returned -16.11 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**  Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Balanced Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Index and 40 percent of the Bloomberg U.S. Aggregate Bond Index. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Core Bond Fund

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares offered was as follows:

Class 1	-9.96 percent*
Class 2	-10.07 percent*

The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -10.35 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Delaware IvySM Growth Fund

Fund Objective

The SFT Delaware IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2022, the Fund generated a total net return of -27.02 percent*. The Fund's benchmark the Russell 1000 Growth Index which returned -28.07 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's sub-adviser.

SFT Delaware IvySM Small Cap Growth Fund

Fund Objective

The SFT Delaware IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six month period ended June 30, 2022, the Fund generated a total net return of -27.01 percent*. The Fund's benchmark the Russell 2000 Growth Index which returned -29.45 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's sub-adviser.

SFT Equity Stabilization Fund

Fund Objective

The SFT Equity Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg U.S. 3-Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

The Fund invests at least 80% of its assets in equity securities. Equity securities include those that are equity based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2022, the Fund had a net return of -10.04 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index, returned -7.33 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Equity Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg U.S. 3-MonthTreasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500®. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3-month Treasury bill issued by the U.S. government.

SFT Government Money Market Fund

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2022, the Fund had a net return of 0.03 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter**. The Fund's benchmark, the Bloomberg U.S. Treasury Bill 1-3 Month Index, returned 0.15 percent for the same period.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg U.S. Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**    Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2023, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.70% of the Fund's average daily net assets through April 30, 2023.

The Expense Limitation Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 day's notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement.

The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Fund's prospectus.

SFT Index 400 Mid-Cap Fund

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400® Index (S&P MidCap 400). The Fund is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P MidCap 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares offered was as follows:

Class 1	-19.69	percent*
Class 2	-19.79	percent*

The Fund's benchmark, the S&P MidCap 400, returned -19.54 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the SFT Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT Index 500 Fund

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500® Index (S&P 500). The Fund is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares was as follows:

Class 1	-20.03	percent*
Class 2	-20.13	percent*

The Fund's benchmark, the S&P 500, returned -19.96 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by SFT Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT International Bond Fund

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. The investment adviser for the Fund is Securian Asset Management, Inc. Brandywine Global Investment Management, LLC serves as investment sub-adviser to the Fund. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares offered was as follows:

Class 1	-7.81	percent*
Class 2	-7.93	percent*

The Fund's benchmark, the FTSE World Government Bond Index, returned -14.79 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	-0.02%
South African Rand**	-0.02%
Americas	99.02%
United States Dollar	97.64%
Chilean Peso	1.07%
Brazilian Real	0.39%
Colombian Peso	0.09%
Mexican Peso	0.07%
Canadian Dollar**	-0.24%
Asia Pacific	0.87%
Japanese Yen	0.87%
Thailand Baht	0.14%
South Korean Won	0.11%
Malaysian Ringgit**	-0.04%
Australian Dollar**	-0.21%
Europe	0.13%
Polish Zloty	0.74%
Swedish Krona	0.66%
Hungarian Forint	0.46%
Russian Ruble	0.14%
British Pound**	-0.72%
Euro**	-1.15%

**A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The FTSE World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT Real Estate Securities Fund

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares offered was as follows:

Class 1	-20.19	percent*
Class 2	-20.29	percent*

The Fund's benchmark, the FTSE NAREIT Equity REITs Index, returned -20.20 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

FTSE NAREIT Equity REITs Index is a broad-based index consisting of real estate investment trusts.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. The investment adviser for the Fund is Securian Asset Management, Inc. T. Rowe Price Associates, Inc. serves as investment sub-adviser to the Fund. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2022, the Fund had a net return of -14.80 percent*. The Fund's benchmark, the Russell 1000 Value Index, returned -12.86 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. The investment adviser for the Fund is Securian Asset Management, Inc. Wellington Management Company LLP serves as investment sub-adviser to the Fund. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2022, for each class of shares offered was as follows:

Class 1	-21.03	percent*
Class 2	-21.13	percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned -19.96 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Balanced Stabilization Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (24.4%)
Government Obligations (4.5%)
U.S. Government Agencies and Obligations (4.5%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$54,568	$51,840
3.500%, 10/01/44	58,293	57,273
3.500%, 11/01/44	56,596	55,606
3.500%, 12/01/44	62,136	61,050
		225,769
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	84,751	80,780
3.000%, 05/01/43	29,597	28,208
3.000%, 06/01/43	126,340	120,417
3.500%, 08/01/42	57,567	56,309
3.500%, 02/01/43	76,274	74,775
		360,489
U.S. Treasury (4.4%)
U.S. Treasury Note, 1.000%, 12/15/24	29,500,000	28,112,578
Total government obligations (cost: $30,088,275)		28,698,836
Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
Bank, Series 2019-BNK18, Class A4, 3.584%, 05/15/62	1,500,000	1,436,175
Total other mortgage-backed securities (cost: $1,543,498)		1,436,175
Corporate Obligations (19.6%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	979,389
Communications (1.3%)
Cable/Satellite TV (0.3%)
Comcast Corp. 2.887%, 11/01/51	1,319,000	954,959
2.937%, 11/01/56	327,000	228,321
4.200%, 08/15/34 (c)	500,000	483,481
		1,666,761
Diversified Telecommunication Services (0.6%)
AT&T, Inc. 2.550%, 12/01/33	943,000	764,386
3.550%, 09/15/55	1,405,000	1,052,338
3.800%, 12/01/57	75,000	58,363
4.500%, 05/15/35	1,000,000	950,113
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	834,268
		3,659,468
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	950,038
	Principal	Value(a)
Media (0.0%)
Paramount Global, 4.000%, 01/15/26	$250,000	$244,388
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	981,140
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	502,332
		1,483,472
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	251,408
Consumer Cyclical (0.6%)
Food & Staples Retailing (0.1%)
Kroger Co., 4.450%, 02/01/47	1,000,000	909,578
Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,006,184
Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	981,502
Target Corp., 3.500%, 07/01/24 (c)	750,000	752,783
		1,734,285
Consumer Staples (0.4%)
Consumer Products — Miscellaneous (0.1%)
SC Johnson & Son, Inc., 3.350%, 09/30/24 (d)	750,000	739,701
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	900,595
Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	948,201
Consumer, Non-cyclical (1.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	917,608
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	254,792
Diagnostic Equipment (0.3%)
Abbott Laboratories 3.875%, 09/15/25	750,000	758,493
4.750%, 11/30/36	1,000,000	1,063,685
4.750%, 04/15/43	250,000	256,529
		2,078,707

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	$130,521	$137,996
Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	914,085
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	991,142
		1,905,227
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	735,460
Pharmaceuticals (0.6%)
AbbVie, Inc. 3.600%, 05/14/25	1,000,000	987,381
3.800%, 03/15/25	670,000	666,199
Bristol-Myers Squibb Co. 3.250%, 11/01/23	500,000	500,824
3.875%, 08/15/25	229,000	230,251
Novartis Capital Corp., 3.400%, 05/06/24 (c)	500,000	502,475
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,019,445
		3,906,575
Energy (2.5%)
Oil & Gas (1.2%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	947,213
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	994,016
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	1,010,711
Coterra Energy, Inc., 3.900%, 05/15/27 (d)	1,000,000	955,000
EOG Resources, Inc., 2.625%, 03/15/23	250,000	248,152
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	738,750
Phillips 66, 4.650%, 11/15/34	1,000,000	972,032
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	752,551
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	974,342
		7,592,767
Pipelines (1.3%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,008,430
Energy Transfer LP 4.250%, 04/01/24	1,000,000	993,750
4.900%, 03/15/35	1,000,000	897,500
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	257,312
	Principal	Value(a)
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	$1,000,000	$1,007,574
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	731,612
Magellan Midstream Partners LP, 4.200%, 10/03/47	1,000,000	828,510
Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/23	250,000	248,379
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,333,927
Williams Cos., Inc. 3.750%, 06/15/27	500,000	478,344
4.300%, 03/04/24	500,000	502,543
		8,287,881
Financial (5.8%)
Banks (1.8%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	749,131
Bank of America Corp. 3.950%, 04/21/25	1,000,000	986,449
4.183%, 11/25/27	1,000,000	972,537
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	917,018
Capital One Financial Corp., 4.250%, 04/30/25	1,500,000	1,499,820
Citigroup, Inc. 3.300%, 04/27/25	750,000	739,881
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	942,714
Discover Bank, 4.250%, 03/13/26	500,000	487,507
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	1,001,911
Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	968,942
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	986,605
PNC Bank NA 3.800%, 07/25/23	250,000	250,931
4.050%, 07/26/28	1,000,000	968,239
Truist Bank, 2.750%, 05/01/23	250,000	248,649
		11,720,334
Capital Markets (0.3%)
Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	966,994
Morgan Stanley Domestic Holdings, Inc., 2.950%, 08/24/22	1,000,000	1,000,429
		1,967,423
Diversified Financial Services (0.8%)
American Express Co., 3.300%, 05/03/27	1,000,000	962,244
CME Group, Inc., 3.000%, 03/15/25	1,000,000	992,553

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Discover Financial Services, 3.750%, 03/04/25	$1,000,000	$986,080
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	960,908
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,455,377
		5,357,162
Insurance (1.2%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	848,244
Assured Guaranty U.S. Holdings, Inc., 5.000%, 07/01/24	330,000	337,163
First American Financial Corp., 4.600%, 11/15/24	750,000	763,276
Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	997,903
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	752,222
Manulife Financial Corp., 4.150%, 03/04/26 (b)	750,000	742,370
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	912,642
Old Republic International Corp., 4.875%, 10/01/24	750,000	764,839
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (d) (e)	1,000,000	832,500
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	752,125
		7,703,284
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	984,173
Real Estate Investment Trust — Diversified (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (c)	1,000,000	977,719
Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	981,412
Healthcare Trust of America Holdings LP, 3.750%, 07/01/27	1,000,000	947,078
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	981,269
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,429,614
		4,339,373
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	488,968
Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	251,183
	Principal	Value(a)
Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	$750,000	$717,356
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	946,555
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	981,968
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	461,250
		2,389,773
Health Care (0.9%)
Health Care Providers & Services (0.5%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	834,478
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	924,022
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	250,680
UnitedHealth Group, Inc. 2.750%, 02/15/23 (c)	250,000	249,225
3.750%, 07/15/25 (c)	1,000,000	999,733
		3,258,138
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	995,941
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,126,336
Mylan, Inc., 4.200%, 11/29/23	500,000	498,856
		2,621,133
Industrials (2.8%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	998,218
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	988,302
Raytheon Technologies Corp. 3.700%, 12/15/23	500,000	500,184
4.050%, 05/04/47	1,000,000	889,745
4.125%, 11/16/28	1,500,000	1,484,671
		4,861,120
Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	881,682
Building Products (0.1%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	899,580
Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	984,551

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Electrical Equipment (0.2%)
Flex Ltd., 4.750%, 06/15/25 (b)	$1,000,000	$1,005,144
Environmental Control (0.2%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	981,561
Industrial Conglomerates (0.1%)
3M Co., 3.625%, 10/15/47	1,000,000	856,577
Machinery (0.3%)
Caterpillar Financial Services Corp. 2.850%, 05/17/24	1,000,000	991,363
3.750%, 11/24/23 (c)	750,000	755,907
		1,747,270
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	955,762
Textron, Inc. 3.875%, 03/01/25	750,000	747,409
4.300%, 03/01/24	500,000	501,613
		2,204,784
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	223,196
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	352,537
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	996,706
		1,349,243
Trucking & Leasing (0.3%)
GATX Corp. 3.250%, 03/30/25	1,000,000	974,057
4.550%, 11/07/28	1,000,000	984,798
		1,958,855
Information Technology (0.8%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,027,044
Computers (0.1%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	988,938
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	743,593
IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	757,182
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	990,286
	Principal	Value(a)
Oracle Corp., 3.800%, 11/15/37	$1,000,000	$791,668
		1,781,954
Materials (0.5%)
Chemicals (0.3%)
Mosaic Co., 5.450%, 11/15/33	200,000	206,103
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	993,050
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	956,543
		2,155,696
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	893,190
Transportation (0.3%)
Airlines (0.2%)
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	715,790	616,474
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (d)	436,987	427,155
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 02/15/27	157,008	151,712
		1,195,341
Transport — Rail (0.1%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	500,978
Union Pacific Corp., 3.750%, 03/15/24	500,000	501,386
		1,002,364
Utilities (1.9%)
Electric Utilities (0.8%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	853,598
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	860,615
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	833,043
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	250,022
Northern States Power Co., 3.750%, 12/01/47	1,000,000	877,168
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	653,133
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	916,705
		5,244,284
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	251,753

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

	Principal	Value(a)
Gas Utilities (0.8%)
National Fuel Gas Co. 4.750%, 09/01/28	$1,000,000	$965,133
5.200%, 07/15/25	1,000,000	1,011,403
ONEOK, Inc. 4.000%, 07/13/27	500,000	480,759
4.350%, 03/15/29	1,500,000	1,410,220
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	853,056
		4,720,571
Multi-Utilities (0.0%)
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	249,384
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	843,762
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	495,922
		1,339,684
Total corporate obligations (cost: $131,134,351)		124,371,041
Total long-term debt securities (cost: $162,766,124)		154,506,052
	Shares	Value(a)
Mutual Funds (49.7%)
Investment Companies (49.7%)
iShares Core S&P 500 ETF	105,440	$39,977,576
iShares iBoxx $ Investment Grade Corporate Bond ETF	230,335	25,343,760
SFT Index 500 Fund (f)	14,224,618	229,676,030
SPDR S&P 500 ETF Trust (c)	36,170	13,645,133
Vanguard S&P 500 ETF	20,175	6,998,304
Total mutual funds (cost: $198,787,901)		315,640,803
Short-Term Securities (24.1%)
Investment Companies (24.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	153,008,982	153,008,982
Total short-term securities (cost: $153,008,982)		153,008,982
Total investments excluding purchased options (98.2%) (cost: $514,563,007)		623,155,837
Total purchased options outstanding (0.0%) (cost: $1,819,096)		256,880
Total investments in securities (cost: $516,382,103) (g)		623,412,717
Cash and other assets in excess of liabilities (1.8%)		11,277,748
Total net assets (100.0%)		$634,690,465

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Foreign security: the Fund held 1.0% of net assets in foreign securities at June 30, 2022.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

(d)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Variable rate security.

(f)  Affiliated security.

(g)  At June 30, 2022, the cost of investments for federal income tax purposes was $524,862,828. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$132,062,769
Gross unrealized depreciation	(23,495,548)
Net unrealized appreciation	$108,567,221

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2022, securities with an aggregate market value of $18,500,698 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2022	616	Short	$(126,751,135)	$(116,716,600)	$10,034,535

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,990	July 2022	81	$8,100	$229,230
S&P 500 Index	4,220	July 2022	79	7,900	27,650
					$256,880

Call Options Written:

The Fund had the following call options written open at June 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,300	July 2022	81	$8,100	$(15,228)
S&P 500 Index	4,550	July 2022	79	7,900	(1,975)
					$(17,203)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.4%)
Government Obligations (40.1%)
Other Government Obligations (1.3%)
Provincial or Local Government Obligations (1.3%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,236,939
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	693,000	819,161
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	266,102
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,150,000	1,122,388
4.926%, 10/01/51	2,055,000	2,208,344
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	328,900
		5,981,834
U.S. Government Agencies and Obligations (38.8%)
Federal Home Loan Mortgage Corporation (2.0%)
1.770%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	15,538	15,465
2.500%, 04/01/28	68,068	65,258
2.574%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	381,978	368,985
3.000%, 08/01/42	279,746	265,438
3.000%, 12/01/42	115,950	109,994
3.000%, 01/01/43	160,467	152,689
3.000%, 02/01/43	404,244	385,065
3.000%, 04/01/43	559,967	524,897
3.000%, 10/25/46	47,483	44,387
3.500%, 10/01/25	56,173	55,433
3.500%, 05/01/32	93,902	93,436
3.500%, 03/01/42	409,486	400,596
3.500%, 08/01/42	344,065	336,599
3.500%, 05/25/45	185,424	169,957
4.000%, 09/01/40	350,015	353,783
4.000%, 11/01/40	680,954	688,199
4.000%, 02/01/41	147,862	149,241
4.000%, 03/01/41	169,288	175,108
4.500%, 04/01/23	2,665	2,547
4.500%, 09/01/40	44,903	45,889
4.500%, 01/01/41	254,037	263,581
4.500%, 02/01/41	133,525	136,328
4.500%, 03/01/41	292,813	302,993
4.500%, 04/01/41	244,053	259,086
4.924%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	220,727	224,141
5.000%, 03/01/23	1,090	1,073
5.000%, 05/01/29	12,318	12,602
5.000%, 04/01/35	40,254	42,242
5.000%, 08/01/35	26,343	27,522
	Principal	Value(a)
5.000%, 11/01/35	$51,410	$54,177
5.000%, 11/01/39	268,569	280,473
5.000%, 04/01/40	85,359	89,358
5.000%, 08/01/40	55,272	58,095
5.500%, 11/01/23	20,116	19,803
5.500%, 05/01/34	344,980	387,360
5.500%, 10/01/34	116,298	130,517
5.500%, 07/01/35	143,233	154,574
5.500%, 10/01/35	154,997	169,858
5.500%, 12/01/38	71,770	76,938
6.000%, 11/01/33	151,791	174,169
6.174%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	29,114	29,768
6.250%, 12/15/23	6,312	6,387
6.424%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	692,446	706,820
6.500%, 09/01/32	19,300	21,846
6.500%, 11/01/32	15,818	17,585
6.500%, 06/01/36	99,841	104,244
7.000%, 12/01/37	24,609	27,283
7.174%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	1,257,823	1,329,598
		9,511,387
Federal National Mortgage Association (3.4%)
2.500%, 03/01/27	107,437	102,865
2.500%, 11/01/27	164,536	157,566
2.500%, 03/01/28	127,521	122,112
2.500%, 07/01/28	173,764	170,302
3.000%, 09/01/22	789	776
3.000%, 11/01/27	75,179	74,475
3.000%, 09/01/42	79,923	74,646
3.000%, 01/01/46	88,423	84,023
3.500%, 11/01/25	75,447	75,241
3.500%, 01/01/26	78,750	78,535
3.500%, 12/01/32	86,561	85,597
3.500%, 11/01/40	271,756	264,303
3.500%, 01/01/41	301,111	294,317
3.500%, 02/01/41	371,080	364,671
3.500%, 04/01/41	188,170	183,302
3.500%, 11/01/41	1,062,038	1,036,977
3.500%, 12/01/41	213,941	210,169
3.500%, 05/01/42	111,254	108,387
3.500%, 01/01/43	256,436	253,036
3.500%, 02/01/43	305,098	299,100
3.500%, 05/01/43	1,004,311	984,530
4.000%, 12/01/40	40,802	41,036
4.000%, 04/01/41	641,703	644,318
4.000%, 09/01/41	173,955	176,700
4.000%, 11/01/41	98,987	100,212
4.000%, 06/01/42	281,849	285,039
4.000%, 09/01/43	175,282	174,322
4.500%, 04/01/25	8,949	9,175
4.500%, 05/25/34	537,000	554,741
4.500%, 05/01/35	89,686	98,223
4.500%, 07/01/35	248,770	253,520
4.500%, 09/01/37	88,328	90,011
4.500%, 06/01/39	87,825	91,054
4.500%, 04/01/41	763,642	785,133

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.500%, 07/01/41	$513,946	$524,070
4.500%, 07/01/47	217,713	231,854
5.000%, 06/25/23	7,606	7,630
5.000%, 07/01/23	6,298	6,105
5.000%, 11/01/33	101,794	106,314
5.000%, 03/01/34	85,830	89,760
5.000%, 05/01/34	17,247	17,983
5.000%, 12/01/34	101,979	106,486
5.000%, 07/01/35	91,225	96,894
5.000%, 08/01/35	36,469	38,105
5.000%, 03/01/38	43,414	46,927
5.000%, 04/01/38	68,625	73,914
5.000%, 06/01/39	66,418	70,278
5.000%, 12/01/39	234,973	248,503
5.000%, 06/01/40	30,272	31,822
5.000%, 04/01/41	250,839	263,451
5.274%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	154,196	158,086
5.500%, 08/01/23	3,934	3,762
5.500%, 02/01/24	7,763	8,059
5.500%, 04/01/33	380,550	400,248
5.500%, 05/01/33	4,585	4,922
5.500%, 12/01/33	38,523	40,512
5.500%, 01/01/34	70,746	76,003
5.500%, 02/01/34	79,544	86,602
5.500%, 03/01/34	130,481	137,008
5.500%, 04/01/34	64,894	69,663
5.500%, 05/01/34	2,162	2,272
5.500%, 09/01/34	82,443	90,094
5.500%, 10/01/34	27,654	28,758
5.500%, 01/01/35	48,058	51,643
5.500%, 02/01/35	139,907	144,969
5.500%, 04/01/35	123,777	128,389
5.500%, 06/01/35	7,108	7,392
5.500%, 08/01/35	76,538	82,242
5.500%, 10/01/35	149,820	155,652
5.500%, 11/01/35	33,947	36,391
5.500%, 09/01/36	66,238	71,172
5.500%, 12/01/39	40,880	43,248
5.924%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	402,120	407,984
6.000%, 08/01/23	6,364	6,471
6.000%, 09/01/32	7,831	8,482
6.000%, 10/01/32	272,230	298,504
6.000%, 11/01/32	292,071	316,368
6.000%, 03/01/33	184,905	208,790
6.000%, 12/01/33	73,305	84,084
6.000%, 08/01/34	11,178	12,510
6.000%, 09/01/34	13,530	15,327
6.000%, 11/01/34	7,817	8,417
6.000%, 12/01/34	59,253	64,983
6.000%, 11/01/36	7,645	8,516
6.000%, 01/01/37	78,806	87,752
6.000%, 08/01/37	45,196	50,421
6.000%, 10/01/38	76,679	83,594
6.024%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	33,676	34,054
6.074%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	939,398	979,055
6.500%, 11/01/23	4,444	4,542
	Principal	Value(a)
6.500%, 12/01/31	$31,725	$35,433
6.500%, 02/01/32	124,983	139,655
6.500%, 04/01/32	77,381	86,386
6.500%, 05/01/32	21,096	23,572
6.500%, 07/01/32	131,929	146,914
6.500%, 08/01/32	66,457	74,250
6.500%, 09/01/32	42,804	47,502
6.500%, 10/01/32	53,186	58,772
6.500%, 09/01/34	2,919	3,263
6.500%, 11/01/34	2,925	3,238
6.500%, 03/01/35	43,207	47,146
6.500%, 09/01/37	59,265	65,589
6.500%, 11/01/37	34,462	39,062
7.000%, 07/01/31	33,954	35,570
7.000%, 09/01/31	98,628	103,534
7.000%, 11/01/31	96,395	101,215
7.000%, 02/01/32	38,871	40,831
7.000%, 03/01/32	9,529	10,015
7.000%, 07/01/32	43,442	45,667
7.000%, 10/01/37	14,343	15,041
7.500%, 04/01/31	36,417	38,538
7.500%, 05/01/31	16,969	18,588
		15,975,232
Government National Mortgage Association (1.3%)
0.000%, 06/17/45 (b) (c) (d)	120,224	14
1.000%, 12/20/42	42,738	37,894
3.000%, 03/15/45	487,085	461,391
3.000%, 04/15/45	886,371	841,544
3.000%, 05/15/45	51,693	48,853
3.250%, 04/20/33	95,702	91,781
3.250%, 03/20/35	772,742	770,579
3.250%, 11/20/35	418,459	417,286
3.250%, 01/20/36	677,746	675,850
3.500%, 11/15/40	59,918	59,467
3.500%, 04/20/46	241,726	234,159
3.750%, 03/20/46	596,916	600,524
4.000%, 07/20/31	230,516	234,546
4.000%, 04/20/39	151,931	153,161
4.000%, 12/20/40	430,543	432,909
4.000%, 01/15/41	20,973	21,806
4.000%, 02/15/41	174,818	178,751
4.000%, 10/15/41	109,028	110,638
4.000%, 12/20/44	50,392	51,129
4.500%, 06/15/40	125,315	130,637
5.000%, 05/15/33	32,200	34,379
5.000%, 12/15/39	48,774	52,344
5.000%, 01/15/40	410,673	440,616
5.000%, 07/15/40	87,276	91,925
5.500%, 07/15/38	118,313	128,379
5.500%, 10/15/38	163,881	175,428
8.500%, 10/15/22	237	237
		6,476,227
U.S. Treasury (32.1%)
U.S. Treasury Bond 1.375%, 11/15/40	7,150,000	5,178,164
1.750%, 08/15/41	14,928,000	11,422,252
1.875%, 02/15/41	6,570,000	5,182,087
1.875%, 11/15/51	5,285,000	4,000,084
2.000%, 11/15/41	2,250,000	1,797,188
2.000%, 08/15/51	7,975,000	6,218,008
2.250%, 05/15/41	750,000	629,063

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
2.375%, 02/15/42	$8,460,000	$7,214,794
2.375%, 05/15/51	359,000	305,599
5.375%, 02/15/31 (e)	5,115,000	6,024,511
U.S. Treasury Note 0.125%, 01/15/24	10,600,000	10,151,156
0.250%, 05/31/25	3,000,000	2,770,781
0.375%, 04/15/24	1,725,000	1,647,645
0.500%, 02/28/26	3,750,000	3,421,875
0.500%, 05/31/27	1,520,000	1,344,488
0.625%, 10/15/24	5,203,000	4,933,094
0.625%, 12/31/27	7,500,000	6,583,594
0.750%, 11/15/24	2,500,000	2,371,875
0.750%, 05/31/26	1,800,000	1,648,969
0.875%, 09/30/26	5,305,000	4,852,417
1.125%, 01/15/25	769,000	733,914
1.125%, 02/29/28	8,328,000	7,501,706
1.250%, 12/31/26	2,450,000	2,267,781
1.250%, 05/31/28	1,485,000	1,339,980
1.250%, 06/30/28	1,215,000	1,095,019
1.375%, 11/15/31	840,000	730,669
1.500%, 02/29/24	6,500,000	6,350,703
1.500%, 01/31/27	2,300,000	2,150,500
1.500%, 11/30/28	1,250,000	1,137,109
1.750%, 03/15/25	250,000	241,953
1.875%, 02/15/32	6,875,000	6,245,508
2.250%, 03/31/24	925,000	914,016
2.250%, 02/15/27 (e)	150,000	144,844
2.375%, 03/31/29	4,500,000	4,316,484
2.500%, 04/30/24	10,700,000	10,614,734
2.500%, 05/31/24	900,000	892,547
2.500%, 03/31/27	2,545,000	2,486,942
2.750%, 05/15/25	7,200,000	7,151,625
2.750%, 04/30/27	1,110,000	1,096,819
2.750%, 02/15/28	200,000	196,813
2.750%, 05/31/29	4,000,000	3,930,000
2.875%, 05/15/32	425,000	421,414
3.250%, 05/15/42	2,325,000	2,281,770
		151,940,494
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, Series 1995-1, Class 2, 7.793%, 02/15/25	5,918	5,919
Total government obligations (cost: $203,994,274)		189,891,093
Asset-Backed Securities (11.5%)
AMSR Trust, Series 2021-SFR2, Class D, 2.278%, 08/17/38 (f)	1,150,000	1,010,379
AMSR Trust, Series 2021-SFR4, Class B, 2.417%, 12/17/38 (f)	4,950,000	4,578,106
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 2.274%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	391,377
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.800%, 04/15/26	1,400,000	1,356,146
	Principal	Value(a)
Chase Funding Trust, Series 2002-3, Class 2A1, 2.264%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	$94,443	$99,360
Chase Funding Trust, Series 2003-2, Class 2A2, 2.184%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	137,766	141,360
Commonbond Student Loan Trust, Series 2017-AGS, Class C, 5.280%, 05/25/41 (f)	19,223	19,119
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 3.210%, 02/25/44 (f)	696,372	686,540
Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.124%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (f)	261,393	258,125
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.540%, 01/25/47 (f)	1,455,785	1,376,700
Commonbond Student Loan Trust, Series 2021-AGS, Class A, 1.200%, 03/25/52 (f)	596,489	555,568
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	1,850,000	1,799,145
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 08/17/38 (f)	2,075,000	1,860,860
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.058%, 09/17/38 (f)	1,950,000	1,694,433
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (f)	1,719,227	1,485,882
Home Partners of America Trust, Series 2021-3, Class B, 2.649%, 01/17/41 (f)	3,839,226	3,497,996
Invitation Homes Trust, Series 2018-SFR1, Class C, 2.773%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	3,499,498	3,447,496
Invitation Homes Trust, Series 2018-SFR4, Class C, 2.923%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (f)	5,049,767	5,019,014
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 2.184%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	186,011
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 01/15/69 (f)	999,210	931,820

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 07/15/69 (f)	$1,817,876	$1,643,649
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/69 (f)	900,720	831,559
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A, 1.110%, 02/18/70 (f)	1,615,662	1,417,655
Navient Private Education Refi Loan Trust, Series 2022-A, Class A, 2.230%, 07/15/70 (f)	1,667,223	1,552,533
Progress Residential Trust, Series 2021-SFR7, Class D, 2.341%, 08/17/40 (f)	1,525,000	1,275,449
Santander Bank NA — SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (f)	1,116,161	1,077,067
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (f)	1,500,000	1,373,322
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 01/15/26	2,225,000	2,210,468
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.164%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	230,980	232,013
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX, 1.140%, 02/15/47 (f)	2,255,938	2,021,045
Towd Point Mortgage Trust, Series 2015-2, Class 2M2, 3.909%, 11/25/57 (b) (f)	3,154,000	3,151,540
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (f)	2,505,000	2,490,241
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (f)	1,971,990	2,015,079
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (f)	975,000	858,244
Tricon Residential Trust, Series 2021-SFR1, Class B, 2.244%, 07/17/38 (f)	2,300,000	2,090,217
Total asset-backed securities (cost: $58,259,592)		54,635,518
Other Mortgage-Backed Securities (11.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.7%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.694%, 01/25/45 (b) (f)	101,594	102,145
	Principal	Value(a)
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	$25,700	$24,488
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 3.474%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (f) (g)	1,225,091	1,219,344
Citigroup Mortgage Loan Trust, Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (f)	2,029,948	1,854,232
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (f)	169,029	166,024
CSMC Trust, Series 2013-6, Class B4, 3.306%, 08/25/43 (b) (f)	1,158,662	1,167,265
CSMC Trust, Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (f)	1,038,300	999,794
Eagle RE Ltd., Series 2020-1, Class M1B, 3.074%, 01/25/30 (1-Month LIBOR + 1.450%) (b) (f) (g)	4,725,000	4,623,292
FARM 21-1 Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (d) (f)	1,621,000	1,433,509
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (f)	2,232,255	2,055,163
Flagstar Mortgage Trust, Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (f)	2,352,366	2,164,458
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 2.715%, 07/25/44 (b) (f)	2,110,021	2,009,178
JP Morgan Mortgage Trust, Series 2014-2, Class B1, 3.422%, 06/25/29 (b) (f)	85,169	78,530
JP Morgan Mortgage Trust, Series 2016-3, Class B3, 3.281%, 10/25/46 (b) (f)	229,661	217,350
JP Morgan Mortgage Trust, Series 2017-2, Class B4, 3.656%, 05/25/47 (b) (f)	2,915,654	2,787,478
JP Morgan Mortgage Trust, Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (f)	4,146,370	3,801,616
JP Morgan Mortgage Trust, Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (f)	2,400,000	1,778,376
JP Morgan Trust, Series 2015-6, Class B4, 3.533%, 10/25/45 (b) (f)	1,375,000	1,080,754
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	3,431	3,470

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Prudential Home Mortgage Securities Co., Inc., Series 1994-E, Class 5B, 7.481%, 09/28/24 (b) (f)	$70	$68
Radnor RE Ltd., Series 2019-1, Class M1B, 3.574%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (f) (g)	726,645	724,019
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.000%, 08/25/56 (b) (f)	1,200,000	1,194,719
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M1, 4.000%, 07/25/56 (b)	1,961,622	1,927,311
Sequoia Mortgage Trust, Series 2013-8, Class B4, 3.486%, 06/25/43 (b)	534,681	461,570
Sequoia Mortgage Trust, Series 2015-1, Class B2, 3.917%, 01/25/45 (b) (f)	141,137	142,645
Sequoia Mortgage Trust, Series 2015-3, Class B1, 3.723%, 07/25/45 (b) (f)	226,923	229,558
Sequoia Mortgage Trust, Series 2015-4, Class B2, 3.139%, 11/25/30 (b) (f)	245,237	246,526
Sequoia Mortgage Trust, Series 2017-1, Class B3, 3.611%, 02/25/47 (b) (f)	1,052,363	919,492
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.606%, 04/25/47 (b) (f)	1,396,222	1,226,597
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class B, 6.750%, 05/02/30 (b)	5,675	135
Structured Asset Mortgage Investments, Inc., Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,673	87
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.681%, 06/20/45 (b) (f)	1,642,868	1,596,578
		36,235,771
Commercial Mortgage-Backed Securities (4.2%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (b) (f)	1,350,000	1,268,757
BB-UBS Trust, Series 2012-SHOW, Class C, 4.160%, 11/05/36 (b) (f)	500,000	490,790
BB-UBS Trust, Series 2012-SHOW, Class D, 4.160%, 11/05/36 (b) (f)	500,000	480,255
	Principal	Value(a)
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	$500,000	$492,150
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 2.154%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (f)	4,000,000	3,928,800
Irvine Core Office Trust, Series 2013-IRV, Class A1, 2.068%, 05/15/48 (f)	48,934	48,760
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	976,850
Morgan Stanley Capital I Trust, Series 2012-STAR, Class B, 3.451%, 08/05/34 (f)	700,000	698,453
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 02/10/32 (f)	2,500,000	2,454,075
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,526,315
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,368,855
UBS Commercial Mortgage Trust, Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,439,728
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,875,663
		20,049,451
Total other mortgage-backed securities (cost: $60,666,926)		56,285,222
Corporate Obligations (35.9%)
Communications (1.2%)
Media (0.3%)
Comcast Corp., 3.300%, 04/01/27	1,740,000	1,685,287
Telecommunication (0.9%)
AT&T, Inc. 3.550%, 09/15/55	4,012,000	3,004,968
3.650%, 06/01/51	650,000	508,522
Crown Castle Towers LLC, 4.241%, 07/15/48 (f)	625,000	605,834
		4,119,324
Consumer Cyclical (1.5%)
Auto Components (0.4%)
Aptiv PLC/Aptiv Corp., 2.396%, 02/18/25 (g)	1,975,000	1,886,483

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Auto/Truck Parts & Equipment — Original (1.1%)
General Motors Financial Co., Inc., 2.202%, 03/08/24 (SOFRRATE + 0.760%) (b)	$1,775,000	$1,734,993
Hyundai Capital America 2.850%, 11/01/22 (f)	3,000,000	2,999,850
3.250%, 09/20/22 (f)	625,000	625,124
		5,359,967
Consumer, Non-cyclical (2.0%)
Agricultural Operations (0.5%)
Bunge Ltd. Finance Corp. 1.630%, 08/17/25	1,000,000	920,783
2.750%, 05/14/31	2,000,000	1,653,224
		2,574,007
Biotechnology (0.2%)
Bio-Rad Laboratories, Inc., 3.300%, 03/15/27	950,000	896,445
Commercial Services (0.2%)
Block Financial LLC 2.500%, 07/15/28	305,000	265,793
3.875%, 08/15/30	575,000	523,519
		789,312
Drugstore Chains (0.9%)
CVS Pass-Through Trust 5.298%, 01/11/27 (f)	660,238	674,532
6.036%, 12/10/28	1,592,505	1,650,547
6.943%, 01/10/30	1,694,163	1,791,183
		4,116,262
Pharmaceuticals (0.2%)
Johnson & Johnson, 2.250%, 09/01/50	1,450,000	1,021,592
Energy (3.7%)
Oil & Gas (1.4%)
Chevron USA, Inc., 3.900%, 11/15/24	2,035,000	2,056,797
DT Midstream, Inc., 4.125%, 06/15/29 (f)	935,000	790,075
Equinor ASA, 3.000%, 04/06/27 (g)	2,090,000	2,015,159
NGPL PipeCo LLC, 3.250%, 07/15/31 (f)	1,965,000	1,652,634
		6,514,665
Oil, Gas & Consumable Fuels (0.6%)
HF Sinclair Corp., 2.625%, 10/01/23 (f)	1,700,000	1,651,785
Marathon Petroleum Corp., 5.850%, 12/15/45	1,505,000	1,439,156
		3,090,941
Pipelines (1.7%)
Boardwalk Pipelines LP, 4.950%, 12/15/24	1,000,000	1,007,542
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	814,365
	Principal	Value(a)
Energy Transfer LP, 6.850%, 02/15/40	$1,850,000	$1,829,187
Enterprise Products Operating LLC, 4.358%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	1,561,318
Gray Oak Pipeline LLC, 3.450%, 10/15/27 (f)	1,115,000	1,027,280
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,766,705
		8,006,397
Financial (11.9%)
Banks (6.4%)
Athene Global Funding, 3.000%, 07/01/22 (f)	1,275,000	1,275,003
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	3,847,490
Discover Bank, 3.450%, 07/27/26	1,900,000	1,797,444
Goldman Sachs Group, Inc., 2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	3,785,000	3,066,880
JPMorgan Chase & Co., 3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,424,523
Morgan Stanley 0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,628,253
3.125%, 07/27/26	800,000	763,451
PNC Bank NA, 3.875%, 04/10/25	4,500,000	4,464,936
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,576,267
Truist Financial Corp., Series L, 4.931%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,425,000	1,229,062
U.S. Bancorp 3.000%, 07/30/29	765,000	698,066
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	684,000
Wells Fargo & Co. 2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	4,125,000	3,694,853
3.000%, 10/23/26	1,100,000	1,037,953
		30,188,181
Diversified Financial Services (2.1%)
Charles Schwab Corp., Series E, 4.895%, 09/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,073,500
DY7 Leasing LLC, 2.578%, 12/10/25	36,664	36,194
Helios Leasing I LLC, 1.825%, 05/16/25	40,680	39,803
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (f) (g)	4,575,000	3,682,166

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Main Street Capital Corp., 3.000%, 07/14/26	$1,175,000	$1,027,241
Pine Street Trust I, 4.572%, 02/15/29 (f)	1,450,000	1,406,864
Sixth Street Specialty Lending, Inc., 3.875%, 11/01/24	380,000	367,609
USAA Capital Corp., 1.500%, 05/01/23 (f)	1,250,000	1,230,897
		9,864,274
Finance (2.0%)
Bank of New York Mellon Corp., Series I, 3.750%, 12/20/26 (5-Year CMT + 2.630%) (b)	1,800,000	1,467,000
Blackstone Secured Lending Fund, 2.125%, 02/15/27	1,275,000	1,067,721
Citigroup, Inc., 1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,443,500
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	2,100,000	1,625,536
Seasoned Credit Risk Transfer Trust, Series 2021-3, Class TT, 2.000%, 03/25/61	1,409,572	1,306,504
State Street Corp., 2.200%, 03/03/31	2,001,000	1,641,196
		9,551,457
Insurance (1.4%)
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (f)	2,450,000	2,257,369
Security Benefit Global Funding, 1.250%, 05/17/24 (f)	2,250,000	2,136,643
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,125,000	1,935,127
Unum Group, 5.750%, 08/15/42	486,000	457,623
		6,786,762
Health Care (1.5%)
Health Care Providers & Services (1.3%)
New York & Presbyterian Hospital 2.256%, 08/01/40	2,175,000	1,567,742
2.606%, 08/01/60	650,000	431,750
NYU Langone Hospitals 4.428%, 07/01/42	1,570,000	1,448,710
3.380%, 07/01/55	2,354,000	1,796,149
Sinai Health System, 3.034%, 01/20/36	1,185,000	1,104,212
		6,348,563
	Principal	Value(a)
Pharmaceuticals (0.2%)
Viatris, Inc., 3.850%, 06/22/40	$1,000,000	$723,899
Industrials (1.3%)
Transportation (1.3%)
CSX Corp. 4.250%, 11/01/66	1,085,000	927,487
4.750%, 11/15/48	625,000	611,778
Kansas City Southern, 3.125%, 06/01/26	1,500,000	1,444,809
Triton Container International Ltd. 2.050%, 04/15/26 (f) (g)	2,340,000	2,074,340
3.150%, 06/15/31 (f) (g)	1,285,000	1,038,864
		6,097,278
Technology (1.3%)
Computers (0.7%)
Dell International LLC/ EMC Corp., 5.300%, 10/01/29	1,475,000	1,454,353
Leidos, Inc., 2.950%, 05/15/23	1,950,000	1,928,063
		3,382,416
Semiconductor Equipment (0.6%)
TSMC Arizona Corp. 1.750%, 10/25/26	1,550,000	1,424,042
2.500%, 10/25/31	1,675,000	1,440,681
		2,864,723
Transportation (2.7%)
Airlines (2.7%)
Air Canada Pass Through Trust, Series 2017-1, Class A, 3.550%, 07/15/31 (f) (g)	1,785,240	1,610,994
American Airlines Pass Through Trust 5.250%, 07/15/25	690,124	646,128
4.950%, 08/15/26	560,750	513,086
British Airways Pass Through Trust 3.350%, 12/15/30 (f)	1,144,189	986,863
4.250%, 05/15/34 (f)	514,018	495,692
Delta Air Lines Pass Through Trust 4.250%, 01/30/25	1,040,259	1,032,807
2.500%, 12/10/29	1,556,636	1,380,641
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	775,586	721,976
United Airlines Pass Through Trust 4.625%, 03/03/24	905,235	900,708
3.500%, 11/01/29	1,174,710	1,041,360
5.875%, 04/15/29	1,693,683	1,659,810
4.875%, 07/15/27	1,909,000	1,804,005
		12,794,070
See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Utilities (8.8%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	$1,900,000	$1,773,067
Electric Utilities (6.0%)
AES Corp. 1.375%, 01/15/26	620,000	548,082
3.300%, 07/15/25 (f)	1,825,000	1,728,479
American Electric Power Co., Inc., 2.031%, 03/15/24	2,550,000	2,465,325
American Transmission System, Inc., 2.650%, 01/15/32 (f)	1,975,000	1,677,838
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,085,673
Duke Energy Carolinas LLC 4.000%, 09/30/42	550,000	490,187
4.250%, 12/15/41	4,030,000	3,713,822
Duke Energy Progress LLC, 4.150%, 12/01/44	926,000	832,250
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,034,515
Entergy Texas, Inc., 3.450%, 12/01/27	1,957,000	1,861,798
Eversource Energy, Series N, 3.800%, 12/01/23	950,000	952,337
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	1,842,500
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,160,312
MidAmerican Energy Co. 4.250%, 07/15/49	1,750,000	1,654,676
4.400%, 10/15/44	480,000	453,933
Pacific Gas & Electric Co., 3.250%, 02/16/24	3,075,000	3,002,793
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,113,357
	Principal	Value(a)
PG&E Energy Recovery Funding LLC, Series A-1, 1.460%, 07/15/33	$1,700,000	$1,558,028
PPL Capital Funding, Inc., Series A, 4.915%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	1,697,000	1,228,204
		28,404,109
Electric — Integrated (0.9%)
Exelon Corp., 4.050%, 04/15/30	1,000,000	955,238
Florida Power & Light Co. 2.450%, 02/03/32	2,250,000	1,962,565
2.850%, 04/01/25	1,450,000	1,425,128
		4,342,931
Gas Utilities (1.5%)
East Ohio Gas Co., 1.300%, 06/15/25 (f)	1,380,000	1,269,855
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,352,970
Southern Co. Gas Capital Corp. 3.875%, 11/15/25	2,605,000	2,582,777
4.400%, 05/30/47	775,000	677,949
6.000%, 10/01/34	1,090,000	1,128,725
		7,012,276
Total corporate obligations (cost: $190,186,718)		170,194,688
Total long-term debt securities (cost: $513,107,510)		471,006,521
Total investments in securities (cost: $513,107,510) (h)		471,006,521
Cash and other assets in excess of liabilities (0.6%)		2,616,690
Total net assets (100.0%)		$473,623,211

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Variable rate security.

(c)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(d)  These securities are being fair-valued according to procedures approved by the Board of Trustees of Securian Funds Trust.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

(f)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(g)  Foreign security: the Fund held 4.0% of net assets in foreign securities at June 30, 2022.

(h)  At June 30, 2022, the cost of investments for federal income tax purposes was $513,080,309. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,912,107
Gross unrealized depreciation	(44,208,528)
Net unrealized depreciation	$(42,296,421)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2022, securities with an aggregate market value of $1,274,375 and cash of $200,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	September 2022	126	Long	$14,260,946	$14,143,500	$(117,446)
10 Year U.S. Ultra	September 2022	117	Short	(15,141,144)	(14,902,875)	238,269
U.S. Long Bond	September 2022	231	Long	32,560,766	32,022,375	(538,391)
U.S. Ultra Bond	September 2022	55	Short	(8,683,840)	(8,488,906)	194,934
					$22,774,094	$(222,634)

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (0.5%)
Interactive Media & Services (0.5%)
Pinterest, Inc. Class A (b)	129,998	$2,360,764
Consumer Discretionary (12.5%)
Automobiles (1.8%)
Ferrari NV (c)	47,268	8,672,733
Hotels, Restaurants & Leisure (1.1%)
Booking Holdings, Inc. (b)	3,186	5,572,282
Internet & Catalog Retail (5.7%)
Amazon.com, Inc. (b)	264,470	28,089,359
Specialty Retail (1.1%)
Home Depot, Inc.	20,417	5,599,770
Textiles, Apparel & Luxury Goods (2.8%)
LVMH Moet Hennessy Louis Vuitton SE ADR (c)	51,564	6,302,152
NIKE, Inc. Class B	72,033	7,361,773
		13,663,925
Consumer Staples (3.7%)
Beverages (3.4%)
Coca-Cola Co.	269,438	16,950,345
Personal Care (0.3%)
Estee Lauder Cos., Inc. Class A	4,987	1,270,039
Financial (4.4%)
Capital Markets (4.4%)
Intercontinental Exchange, Inc.	104,739	9,849,656
S&P Global, Inc.	36,076	12,159,776
		22,009,432
Health Care (9.4%)
Health Care Equipment & Supplies (4.1%)
Cooper Cos., Inc.	29,810	9,334,107
Danaher Corp.	21,501	5,450,933
Intuitive Surgical, Inc. (b)	26,573	5,333,467
		20,118,507
Health Care Providers & Services (4.2%)
UnitedHealth Group, Inc.	40,147	20,620,704
Pharmaceuticals (1.1%)
Zoetis, Inc.	32,679	5,617,193
Industrials (10.3%)
Machinery (0.3%)
Stanley Black & Decker, Inc.	16,888	1,770,876
Professional Services (7.4%)
CoStar Group, Inc. (b)	320,538	19,363,700
TransUnion	154,116	12,327,739
Verisk Analytics, Inc.	27,975	4,842,193
		36,533,632
	Shares	Value(a)
Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	54,792	$8,628,096
Union Pacific Corp.	19,213	4,097,749
		12,725,845
Information Technology (58.5%)
Communications Equipment (4.1%)
Motorola Solutions, Inc.	96,526	20,231,850
Computers & Peripherals (8.5%)
Apple, Inc.	307,768	42,078,041
Interactive Media & Services (8.4%)
Alphabet, Inc. Class A (b)	13,678	29,807,918
Alphabet, Inc. Class C (b)	2,120	4,637,394
Meta Platforms, Inc. Class A (b)	45,544	7,343,970
		41,789,282
IT Services (12.2%)
Broadridge Financial Solutions, Inc.	67,123	9,568,384
PayPal Holdings, Inc. (b)	66,556	4,648,271
VeriSign, Inc. (b)	112,047	18,748,824
Visa, Inc. Class A	138,134	27,197,203
		60,162,682
Semiconductors & Semiconductor Equipment (2.7%)
NVIDIA Corp.	87,464	13,258,668
Software (22.6%)
Adobe, Inc. (b)	24,208	8,861,580
Autodesk, Inc. (b)	30,542	5,252,002
Electronic Arts, Inc.	127,407	15,499,062
Intuit, Inc.	27,192	10,480,885
Microsoft Corp.	248,095	63,718,239
Salesforce, Inc. (b)	46,855	7,732,949
		111,544,717
Total common stocks (cost: $350,880,560)		490,640,646
Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	3,637,519	3,637,519
Total short-term securities (cost: $3,637,519)		3,637,519
Total investments in securities (cost: $354,518,079) (d)		494,278,165
Cash and other assets in excess of liabilities (0.0%)		51,273
Total net assets (100.0%)		$494,329,438

See accompanying notes to financial statements.

SFT Delaware IvySM Growth Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.0% of net assets in foreign securities at June 30, 2022.

(d)  At June 30, 2022, the cost of investments for federal income tax purposes was $355,153,402. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$168,145,515
Gross unrealized depreciation	(29,020,752)
Net unrealized appreciation	$139,124,763

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Communication Services (0.4%)
Media (0.4%)
Gray Television, Inc.	38,885	$656,768
Consumer Discretionary (16.6%)
Auto Components (3.2%)
Fox Factory Holding Corp. (b)	27,522	2,216,622
Visteon Corp. (b)	24,092	2,495,449
		4,712,071
Entertainment (1.4%)
Monarch Casino & Resort, Inc. (b)	34,015	1,995,660
Hotels, Restaurants & Leisure (7.9%)
Churchill Downs, Inc.	8,811	1,687,571
Marriott Vacations Worldwide Corp.	27,486	3,193,873
Red Rock Resorts, Inc. Class A	78,969	2,634,406
Texas Roadhouse, Inc.	29,268	2,142,417
Wyndham Hotels & Resorts, Inc.	28,430	1,868,420
		11,526,687
Leisure Equipment & Products (0.6%)
Malibu Boats, Inc. Class A (b)	17,861	941,453
Media (2.3%)
Nexstar Media Group, Inc. Class A	20,196	3,289,525
Specialty Retail (1.2%)
Boot Barn Holdings, Inc. (b)	17,523	1,207,510
EVgo, Inc. (b)	100,742	605,459
		1,812,969
Consumer, Non-cyclical (1.1%)
Beverages (1.1%)
Duckhorn Portfolio, Inc. (b)	73,696	1,552,038
Energy (3.8%)
Energy Equipment & Services (2.1%)
Cactus, Inc. Class A	58,045	2,337,472
Liberty Energy, Inc. Class A (b)	54,491	695,305
		3,032,777
Oil, Gas & Consumable Fuels (1.7%)
Northern Oil & Gas, Inc.	43,725	1,104,494
SM Energy Co.	42,258	1,444,801
		2,549,295
Financial (5.6%)
Capital Markets (0.6%)
Focus Financial Partners, Inc. Class A (b)	27,502	936,718
	Shares	Value(a)
Commercial Banks (3.5%)
Pinnacle Financial Partners, Inc.	23,146	$1,673,687
Seacoast Banking Corp. of Florida	50,289	1,661,548
Veritex Holdings, Inc.	58,076	1,699,304
		5,034,539
Insurance (1.5%)
Kinsale Capital Group, Inc.	9,781	2,246,109
Health Care (23.4%)
Biotechnology (5.0%)
CareDx, Inc. (b)	114,636	2,462,381
Insmed, Inc. (b)	41,321	814,850
PTC Therapeutics, Inc. (b)	24,044	963,203
Veracyte, Inc. (b)	38,631	768,757
Vericel Corp. (b)	90,590	2,281,056
		7,290,247
Health Care Equipment & Supplies (7.8%)
Axonics, Inc. (b)fa	51,131	2,897,594
CryoPort, Inc. (b)	106,921	3,312,413
Inmode Ltd. (b) (c)	60,872	1,364,141
Lantheus Holdings, Inc. (b)	23,054	1,522,256
Tandem Diabetes Care, Inc. (b)	38,932	2,304,385
		11,400,789
Health Care Providers & Services (4.2%)
AMN Healthcare Services, Inc. (b)	13,566	1,488,326
PetIQ, Inc. (b)	82,637	1,387,475
Privia Health Group, Inc. (b)	43,093	1,254,868
Progyny, Inc. (b)	68,874	2,000,790
		6,131,459
Health Care Technology (3.3%)
Evolent Health, Inc. Class A (b)	41,094	1,261,996
Omnicell, Inc. (b)	30,857	3,509,984
		4,771,980
Pharmaceuticals (3.1%)
Harmony Biosciences Holdings, Inc. (b)	37,159	1,812,244
Pacira BioSciences, Inc. (b)	46,555	2,714,157
		4,526,401
Industrials (15.8%)
Air Freight & Logistics (1.4%)
Air Transport Services Group, Inc. (b)	71,050	2,041,266
Commercial Services & Supplies (3.8%)
Casella Waste Systems, Inc. Class A (b)	33,428	2,429,547
Clean Harbors, Inc. (b)	34,925	3,061,875
		5,491,422

See accompanying notes to financial statements.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Construction & Engineering (1.7%)
Valmont Industries, Inc.	10,885	$2,445,098
Electrical Equipment (1.5%)
EnerSys	38,261	2,255,869
Machinery (3.8%)
Evoqua Water Technologies Corp. (b)	47,721	1,551,410
John Bean Technologies Corp.	9,815	1,083,772
Kornit Digital Ltd. (b) (c)	30,796	976,233
RBC Bearings, Inc. (b)	10,648	1,969,348
		5,580,763
Marine (1.4%)
Kirby Corp. (b)	32,591	1,982,836
Professional Services (0.6%)
ASGN, Inc. (b)	9,745	879,486
Road & Rail (1.6%)
Knight-Swift Transportation Holdings, Inc.	49,841	2,307,140
Information Technology (24.4%)
Communications Equipment (2.0%)
Viavi Solutions, Inc. (b)	222,083	2,938,158
IT Services (2.1%)
Shift4 Payments, Inc. Class A (b)	70,950	2,345,607
Switch, Inc. Class A	22,112	740,752
		3,086,359
Semiconductors & Semiconductor Equipment (5.5%)
Allegro MicroSystems, Inc. (b)	126,328	2,613,726
Onto Innovation, Inc. (b)	18,209	1,269,896
Power Integrations, Inc.	10,179	763,527
SiTime Corp. (b)	20,357	3,318,802
		7,965,951
Software (14.8%)
Box, Inc. Class A (b)	44,628	1,121,948
BTRS Holdings, Inc. Class A (b)	138,121	687,843
CyberArk Software Ltd. (b) (c)	12,697	1,624,708
Domo, Inc. Class B (b)	64,263	1,786,511
Five9, Inc. (b)	26,951	2,456,314
ForgeRock, Inc. Class A (b)	30,675	657,058
Globant SA (b) (c)	20,347	3,540,378
	Shares	Value(a)
Jamf Holding Corp. (b)	19,736	$488,861
Paycor HCM, Inc. (b)	112,994	2,937,844
Smartsheet, Inc. Class A (b)	51,149	1,607,613
Sprout Social, Inc. Class A (b)	10,067	584,591
Tenable Holdings, Inc. (b)	57,820	2,625,606
Varonis Systems, Inc. (b)	49,172	1,441,723
		21,560,998
Leisure and Consumer Staples (3.7%)
Beverages (0.9%)
MGP Ingredients, Inc.	13,181	1,319,286
Food & Staples Retailing (2.5%)
BJ's Wholesale Club Holdings, Inc. (b)	58,223	3,628,458
Food Products (0.3%)
Sovos Brands, Inc. (b)	24,037	381,467
		5,329,211
Materials (1.0%)
Metals & Mining (1.0%)
Allegheny Technologies, Inc. (b)	58,715	1,333,417
Carpenter Technology Corp.	5,558	155,124
		1,488,541
Real Estate (0.7%)
Hotels & Resort REITs (0.7%)
Ryman Hospitality Properties, Inc. (b)	13,158	1,000,403
Total common stocks (cost: $148,883,558)		140,760,986
Short-Term Securities (3.2%)
Investment Companies (3.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	4,636,804	4,636,804
Total short-term securities (cost: $4,636,804)		4,636,804
Total investments in securities (cost: $153,520,362) (d)		145,397,790
Cash and other assets in excess of liabilities (0.3%)		467,581
Total net assets (100.0%)		$145,865,371

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 5.1% of net assets in foreign securities at June 30, 2022.

(d)  At June 30, 2022, the cost of investments for federal income tax purposes was $154,020,212. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$16,508,512
Gross unrealized depreciation	(25,130,934)
Net unrealized depreciation	$(8,622,422)

See accompanying notes to financial statements.

SFT Equity Stabilization Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (87.6%)
Investment Companies (87.6%)
BlackRock Short Maturity Bond ETF	318,620	$15,695,221
iShares Core High Dividend ETF	594,622	59,717,888
iShares Edge MSCI Minimum Volatility EAFE ETF	1,262,623	79,936,662
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,085	19,848,652
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,502,282	105,475,219
iShares MSCI Germany ETF	531,232	12,223,648
Total mutual funds (cost: $259,445,487)		292,897,290
	Shares	Value(a)
Short-Term Securities (9.9%)
Investment Companies (9.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	33,088,966	$33,088,966
Total investments excluding purchased options (cost: $292,534,453)		325,986,256
Total purchased options outstanding (0.0%) (cost: $955,116)		133,560
Total investments in securities (cost: $293,489,569) (c)		326,119,816
Cash and other assets in excess of liabilities (2.5%)		8,260,479
Total net assets (100.0%)		$334,380,295

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

(c)  At June 30, 2022, the cost of investments for federal income tax purposes was $301,823,190. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$35,205,382
Gross unrealized depreciation	(3,944,206)
Net unrealized appreciation	$31,261,176

Holdings of Open Futures Contracts

On June 30, 2022, securities with an aggregate market value of $12,356,960 and cash of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2022	520	Short	$(105,500,496)	$(98,527,000)	$6,973,496

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,990	July 2022	42	$4,200	$118,860
S&P 500 Index	4,220	July 2022	42	4,200	14,700
					$133,560

Call Options Written:

The Fund had the following call options written open at June 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,300	July 2022	42	$4,200	$(7,896)
S&P 500 Index	4,550	July 2022	42	4,200	(1,050)
					$(8,946)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.0%)
U.S. Government Obligations (84.0%)
Discount Notes (84.0%)
Federal Home Loan Bank 0.840%, 07/06/22 (b)	$30,000,000	$29,996,554
1.647%, 08/29/22 (b)	30,000,000	29,920,350
1.761%, 09/12/22 (b)	30,000,000	29,894,758
1.781%, 08/29/22 (b)	25,000,000	24,928,299
1.936%, 09/14/22 (b)	25,000,000	24,901,042
U.S. Treasury Bill 0.125%, 10/31/22	30,000,000	29,816,340
1.044%, 08/02/22	25,000,000	24,977,160
Total U.S. government obligations (cost: $194,434,503)		194,434,503
	Principal	Value(a)
Investment Companies (16.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	$36,882,857	$36,882,857
Total short-term securities (cost: $231,317,360)		231,317,360
Total investments in securities (cost: $231,317,360) (c)		231,317,360
Liabilities in excess of cash and other assets (0.0%)		(96,205)
Total net assets (100.0%)		$231,221,155

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2022.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (94.6%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Iridium Communications, Inc. (b)	11,668	$438,250
Consumer Discretionary (14.0%)
Auto Components (1.4%)
Adient PLC (b) (c)	8,643	256,092
Dana, Inc.	13,067	183,853
Fox Factory Holding Corp. (b)	3,842	309,435
Gentex Corp.	21,374	597,831
Goodyear Tire & Rubber Co. (b)	25,751	275,793
Lear Corp.	5,458	687,107
Visteon Corp. (b)	2,500	258,950
		2,569,061
Automobiles (0.4%)
Harley-Davidson, Inc.	13,435	425,352
Thor Industries, Inc.	4,965	371,034
		796,386
Diversified Consumer Services (1.1%)
Graham Holdings Co. Class B	358	202,929
Grand Canyon Education, Inc. (b)	2,946	277,484
H&R Block, Inc.	14,549	513,871
Service Corp. International	14,471	1,000,235
		1,994,519
Entertainment (0.1%)
World Wrestling Entertainment, Inc. Class A	3,948	246,710
Hotels, Restaurants & Leisure (2.4%)
Boyd Gaming Corp.	7,212	358,797
Choice Hotels International, Inc.	3,043	339,690
Churchill Downs, Inc.	3,147	602,745
Cracker Barrel Old Country Store, Inc.	2,080	173,659
Light & Wonder, Inc. Class A (b)	8,642	406,088
Marriott Vacations Worldwide Corp.	3,787	440,049
Papa John's International, Inc.	2,886	241,039
Six Flags Entertainment Corp. (b)	7,092	153,896
Texas Roadhouse, Inc.	6,162	451,059
Travel & Leisure Co.	7,743	300,583
Wendy's Co.	15,625	295,000
Wingstop, Inc.	2,668	199,486
Wyndham Hotels & Resorts, Inc.	8,387	551,194
		4,513,285
	Shares	Value(a)
Household Durables (1.4%)
Helen of Troy Ltd. (b) (c)	2,147	$348,695
KB Home	7,908	225,062
Leggett & Platt, Inc.	12,176	421,046
Taylor Morrison Home Corp. (b)	10,906	254,764
Tempur Sealy International, Inc.	16,003	341,984
Toll Brothers, Inc.	9,982	445,197
TopBuild Corp. (b)	3,013	503,653
		2,540,401
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	9,133	162,567
Leisure Equipment & Products (1.2%)
Brunswick Corp.	6,850	447,853
Callaway Golf Co. (b)	10,515	214,506
Mattel, Inc. (b)	32,135	717,575
Polaris, Inc.	5,107	507,023
YETI Holdings, Inc. (b)	7,841	339,280
		2,226,237
Media (0.9%)
Cable One, Inc.	448	577,615
John Wiley & Sons, Inc. Class A	3,956	188,939
New York Times Co. Class A	15,197	423,996
TEGNA, Inc.	20,173	423,028
		1,613,578
Multiline Retail (0.8%)
Kohl's Corp.	11,723	418,394
Macy's, Inc.	25,969	475,752
Nordstrom, Inc.	10,172	214,934
Ollie's Bargain Outlet Holdings, Inc. (b)	5,245	308,144
		1,417,224
Specialty Retail (2.6%)
American Eagle Outfitters, Inc.	14,042	156,989
AutoNation, Inc. (b)	3,243	362,438
Dick's Sporting Goods, Inc.	5,292	398,858
Five Below, Inc. (b)	5,022	569,645
Foot Locker, Inc.	7,621	192,430
GameStop Corp. Class A (b)	5,637	689,405
Gap, Inc.	19,215	158,332
Lithia Motors, Inc.	2,638	724,949
Murphy USA, Inc.	2,032	473,192
RH (b)	1,599	339,404
Victoria's Secret & Co. (b)	6,191	173,162
Williams-Sonoma, Inc.	6,384	708,305
		4,947,109
Textiles, Apparel & Luxury Goods (1.6%)
Capri Holdings Ltd. (b) (c)	13,457	551,871
Carter's, Inc.	3,673	258,873
Columbia Sportswear Co.	3,035	217,245
Crocs, Inc. (b)	5,613	273,185
Deckers Outdoor Corp. (b)	2,556	652,675
Hanesbrands, Inc.	31,796	327,181

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Skechers U.S.A., Inc. Class A (b)	12,296	$437,492
Under Armour, Inc. Class A (b)	17,200	143,276
Under Armour, Inc. Class C (b)	18,481	140,086
		3,001,884
Consumer Staples (2.8%)
Beverages (0.1%)
Boston Beer Co., Inc. Class A (b)	885	268,128
Food & Staples Retailing (0.7%)
Casey's General Stores, Inc.	3,384	625,973
Grocery Outlet Holding Corp. (b)	7,994	340,784
Sprouts Farmers Market, Inc. (b)	9,972	252,491
		1,219,248
Food Products (1.7%)
Darling Ingredients, Inc. (b)	14,724	880,495
Flowers Foods, Inc.	18,170	478,234
Hain Celestial Group, Inc. (b)	8,119	192,745
Ingredion, Inc.	6,037	532,222
Lancaster Colony Corp.	1,797	231,418
Post Holdings, Inc. (b)	5,106	420,479
Sanderson Farms, Inc.	1,918	413,387
		3,148,980
Household Products (0.1%)
Energizer Holdings, Inc.	5,881	166,726
Personal Products (0.2%)
Coty, Inc. Class A (b)	31,367	251,250
Nu Skin Enterprises, Inc. Class A	4,577	198,184
		449,434
Energy (3.7%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	18,543	368,079
NOV, Inc.	35,809	605,530
		973,609
Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	29,659	268,414
CNX Resources Corp. (b)	17,782	292,692
DT Midstream, Inc. (b)	8,818	432,258
EQT Corp.	26,943	926,839
Equitrans Midstream Corp.	37,086	235,867
HF Sinclair Corp.	13,635	615,757
Matador Resources Co.	10,122	471,584
Murphy Oil Corp.	13,314	401,950
PDC Energy, Inc.	8,640	532,310
Range Resources Corp. (b)	23,629	584,818
Targa Resources Corp.	20,784	1,240,181
		6,002,670
	Shares	Value(a)
Financial (14.3%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.	3,526	$411,132
Evercore, Inc. Class A	3,701	346,451
Federated Hermes, Inc.	8,356	265,637
Interactive Brokers Group, Inc. Class A	7,972	438,540
Janus Henderson Group PLC (c)	15,296	359,609
Jefferies Financial Group, Inc.	17,467	482,438
SEI Investments Co.	9,510	513,730
Stifel Financial Corp.	9,716	544,290
		3,361,827
Commercial Banks (6.5%)
Associated Banc-Corp.	13,678	249,760
Bank of Hawaii Corp.	3,589	267,022
Bank OZK	10,293	386,296
Cadence Bank	16,727	392,750
Cathay General Bancorp	6,851	268,217
Commerce Bancshares, Inc.	10,016	657,550
Cullen/Frost Bankers, Inc.	5,201	605,656
East West Bancorp, Inc.	12,937	838,318
First Financial Bankshares, Inc.	11,709	459,812
First Horizon Corp.	48,762	1,065,937
FNB Corp.	30,760	334,054
Fulton Financial Corp.	14,655	211,765
Glacier Bancorp, Inc.	9,895	469,221
Hancock Whitney Corp.	7,790	345,331
Home BancShares, Inc.	17,247	358,220
International Bancshares Corp.	4,776	191,422
Old National Bancorp	26,707	394,997
PacWest Bancorp	10,630	283,396
Pinnacle Financial Partners, Inc.	6,963	503,495
Prosperity Bancshares, Inc.	8,403	573,673
Synovus Financial Corp.	13,250	477,662
Texas Capital Bancshares, Inc. (b)	4,537	238,828
UMB Financial Corp.	3,859	332,260
Umpqua Holdings Corp.	19,787	331,828
United Bankshares, Inc.	12,372	433,886
Valley National Bancorp	38,310	398,807
Webster Financial Corp.	16,236	684,347
Wintrust Financial Corp.	5,501	440,905
		12,195,415
Consumer Finance (0.5%)
FirstCash Holdings, Inc.	3,524	244,953
Navient Corp.	13,482	188,613
SLM Corp.	24,543	391,216
		824,782
Diversified Financial Services (0.3%)
Voya Financial, Inc.	9,314	554,463
Insurance (4.3%)
Alleghany Corp. (b)	1,230	1,024,713
American Financial Group, Inc.	6,052	840,078
Brighthouse Financial, Inc. (b)	6,827	280,043

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
CNO Financial Group, Inc.	10,565	$191,121
First American Financial Corp.	9,757	516,340
Hanover Insurance Group, Inc.	3,299	482,479
Kemper Corp.	5,371	257,271
Kinsale Capital Group, Inc.	2,020	463,873
Mercury General Corp.	2,380	105,434
Old Republic International Corp.	26,139	584,468
Primerica, Inc.	3,524	421,788
Reinsurance Group of America, Inc.	6,107	716,290
RenaissanceRe Holdings Ltd. (c)	4,047	632,829
RLI Corp.	3,641	424,504
Selective Insurance Group, Inc.	5,502	478,344
Unum Group	18,245	620,695
		8,040,270
Residential REITs (0.2%)
Independence Realty Trust, Inc.	20,138	417,461
Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd. (c)	9,808	381,531
MGIC Investment Corp.	28,225	355,635
New York Community Bancorp, Inc.	42,577	388,728
Washington Federal, Inc.	5,953	178,709
		1,304,603
Health Care (9.5%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc. (b)	9,639	339,389
Exelixis, Inc. (b)	29,240	608,777
Halozyme Therapeutics, Inc. (b)	12,532	551,408
Neurocrine Biosciences, Inc. (b)	8,713	849,343
United Therapeutics Corp. (b)	4,130	973,193
		3,322,110
Health Care Equipment & Supplies (3.2%)
Enovis Corp. (b)	4,285	235,675
Envista Holdings Corp. (b)	14,825	571,356
Globus Medical, Inc. Class A (b)	7,229	405,836
Haemonetics Corp. (b)	4,570	297,873
ICU Medical, Inc. (b)	1,891	310,861
Inari Medical, Inc. (b)	3,099	210,701
Integra LifeSciences Holdings Corp. (b)	6,510	351,735
LivaNova PLC (b) (c)	4,871	304,291
Masimo Corp. (b)	4,655	608,269
Neogen Corp. (b)	9,829	236,781
NuVasive, Inc. (b)	4,744	233,215
Penumbra, Inc. (b)	3,218	400,705
QuidelOrtho Corp. (b)	4,517	438,962
Shockwave Medical, Inc. (b)	3,263	623,788
STAAR Surgical Co. (b)	4,358	309,113
Tandem Diabetes Care, Inc. (b)	5,831	345,137
		5,884,298
	Shares	Value(a)
Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc. (b)	8,253	$558,150
Amedisys, Inc. (b)	2,994	314,729
Chemed Corp.	1,411	662,309
Encompass Health Corp.	9,098	509,943
HealthEquity, Inc. (b)	7,691	472,151
LHC Group, Inc. (b)	2,795	435,293
Option Care Health, Inc. (b)	12,639	351,238
Patterson Cos., Inc.	7,920	239,976
Progyny, Inc. (b)	6,454	187,489
R1 RCM, Inc. (b)	12,239	256,530
Tenet Healthcare Corp. (b)	9,820	516,139
		4,503,947
Life Sciences Tools & Services (1.4%)
Bruker Corp.	9,080	569,861
Medpace Holdings, Inc. (b)	2,446	366,093
Repligen Corp. (b)	4,700	763,280
Sotera Health Co. (b)	9,024	176,780
Syneos Health, Inc. (b)	9,306	667,054
		2,543,068
Pharmaceuticals (0.7%)
Jazz Pharmaceuticals PLC (b) (c)	5,681	886,293
Perrigo Co. PLC (c)	12,266	497,631
		1,383,924
Industrials (17.0%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc. (b)	6,474	603,183
Curtiss-Wright Corp.	3,515	464,191
Hexcel Corp.	7,662	400,799
Mercury Systems, Inc. (b)	5,257	338,183
Woodward, Inc.	5,529	511,377
		2,317,733
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	9,276	401,372
Airlines (0.1%)
JetBlue Airways Corp. (b)	29,245	244,781
Building Products (2.3%)
Builders FirstSource, Inc. (b)	15,750	845,775
Carlisle Cos., Inc.	4,775	1,139,363
Lennox International, Inc.	3,060	632,165
Owens Corning	8,850	657,644
Simpson Manufacturing Co., Inc.	3,891	391,474
Trex Co., Inc. (b)	10,244	557,478
		4,223,899
Commercial Services & Supplies (1.4%)
Brink's Co.	4,265	258,928
Clean Harbors, Inc. (b)	4,588	402,230
IAA, Inc. (b)	12,216	400,318
MillerKnoll, Inc.	6,909	181,499
MSA Safety, Inc.	3,368	407,764
Stericycle, Inc. (b)	8,395	368,121
Tetra Tech, Inc.	4,849	662,131
		2,680,991

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Construction & Engineering (1.4%)
AECOM	12,885	$840,360
Dycom Industries, Inc. (b)	2,667	248,138
EMCOR Group, Inc.	4,662	479,999
Fluor Corp. (b)	12,946	315,105
MasTec, Inc. (b)	5,180	371,199
Valmont Industries, Inc.	1,944	436,681
		2,691,482
Electrical Equipment (1.8%)
Acuity Brands, Inc.	3,182	490,155
EnerSys	3,707	218,565
Hubbell, Inc.	4,877	870,935
nVent Electric PLC (c)	15,095	472,926
Regal Rexnord Corp.	6,084	690,656
Sunrun, Inc. (b)	19,155	447,461
Vicor Corp. (b)	1,921	105,136
		3,295,834
Machinery (4.0%)
AGCO Corp.	5,544	547,193
Chart Industries, Inc. (b)	3,300	552,354
Crane Holdings Co.	4,343	380,273
Donaldson Co., Inc.	11,264	542,249
Esab Corp.	4,065	177,844
Flowserve Corp.	11,910	340,983
Graco, Inc.	15,427	916,518
ITT, Inc.	7,521	505,712
Kennametal, Inc.	7,533	174,991
Lincoln Electric Holdings, Inc.	5,326	657,015
Middleby Corp. (b)	4,989	625,421
Oshkosh Corp.	5,976	490,869
Terex Corp.	6,263	171,418
Timken Co.	6,084	322,756
Toro Co.	9,530	722,279
Watts Water Technologies, Inc. Class A	2,464	302,678
		7,430,553
Marine (0.2%)
Kirby Corp. (b)	5,497	334,437
Professional Services (1.8%)
ASGN, Inc. (b)	4,644	419,121
CACI International, Inc. Class A (b)	2,165	610,054
FTI Consulting, Inc. (b)	3,131	566,241
Insperity, Inc.	3,181	317,559
KBR, Inc.	12,723	615,666
ManpowerGroup, Inc.	4,763	363,941
Science Applications International Corp.	5,097	474,531
		3,367,113
Road & Rail (1.7%)
Avis Budget Group, Inc. (b)	3,126	459,772
Knight-Swift Transportation Holdings, Inc.	14,890	689,258
Landstar System, Inc.	3,427	498,354
Ryder System, Inc.	4,662	331,282
Saia, Inc. (b)	2,462	462,856
Werner Enterprises, Inc.	5,344	205,958
	Shares	Value(a)
XPO Logistics, Inc. (b)	9,017	$434,259
		3,081,739
Trading Companies & Distributors (0.9%)
GATX Corp.	3,199	301,218
MSC Industrial Direct Co., Inc. Class A	4,314	324,024
Univar Solutions, Inc. (b)	15,339	381,481
Watsco, Inc.	3,057	730,073
		1,736,796
Information Technology (12.8%)
Communications Equipment (0.8%)
Calix, Inc. (b)	5,065	172,919
Ciena Corp. (b)	13,797	630,523
Lumentum Holdings, Inc. (b)	6,290	499,552
Viasat, Inc. (b)	6,786	207,855
		1,510,849
Computers & Peripherals (0.1%)
Xerox Holdings Corp.	10,870	161,419
Electronic Equipment, Instruments & Components (3.1%)
Arrow Electronics, Inc. (b)	6,007	673,325
Avnet, Inc.	8,823	378,330
Belden, Inc.	4,023	214,305
Cognex Corp.	15,763	670,243
Coherent, Inc. (b)	2,255	600,326
II-VI, Inc. (b)	9,705	494,470
IPG Photonics Corp. (b)	3,168	298,204
Jabil, Inc.	12,874	659,278
Littelfuse, Inc.	2,250	571,590
National Instruments Corp.	11,958	373,448
TD SYNNEX Corp.	3,701	337,161
Vishay Intertechnology, Inc.	12,027	214,321
Vontier Corp.	14,678	337,447
		5,822,448
Interactive Media & Services (0.2%)
Ziff Davis, Inc. (b)	4,323	322,193
IT Services (2.0%)
Bread Financial Holdings, Inc.	4,462	165,362
Concentrix Corp.	3,901	529,131
Euronet Worldwide, Inc. (b)	4,608	463,519
Genpact Ltd. (c)	15,528	657,766
Kyndryl Holdings, Inc. (b)	16,377	160,167
Maximus, Inc.	5,512	344,555
Sabre Corp. (b)	29,755	173,472
Western Union Co.	35,193	579,629
WEX, Inc. (b)	4,082	634,996
		3,708,597
Life Sciences Tools & Services (0.3%)
Azenta, Inc.	6,836	492,876
Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.	9,149	155,076
Cirrus Logic, Inc. (b)	5,222	378,804
CMC Materials, Inc.	2,588	451,580
First Solar, Inc. (b)	9,036	615,623
Lattice Semiconductor Corp. (b)	12,545	608,433
MKS Instruments, Inc.	5,074	520,745

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Power Integrations, Inc.	5,304	$397,853
Semtech Corp. (b)	5,722	314,538
Silicon Laboratories, Inc. (b)	3,328	466,652
SiTime Corp. (b)	1,410	229,872
SunPower Corp. (b)	7,608	120,282
Synaptics, Inc. (b)	3,618	427,105
Universal Display Corp.	3,943	398,795
Wolfspeed, Inc. (b)	11,271	715,145
		5,800,503
Software (3.2%)
ACI Worldwide, Inc. (b)	10,448	270,499
Aspen Technology, Inc. (b)	2,615	480,323
Blackbaud, Inc. (b)	4,150	240,991
CDK Global, Inc.	10,646	583,081
CommVault Systems, Inc. (b)	4,066	255,751
Envestnet, Inc. (b)	5,031	265,486
Fair Isaac Corp. (b)	2,445	980,200
Manhattan Associates, Inc. (b)	5,786	663,076
NCR Corp. (b)	12,453	387,413
Paylocity Holding Corp. (b)	3,655	637,505
Qualys, Inc. (b)	3,077	388,133
Sailpoint Technologies Holdings, Inc. (b)	8,594	538,672
Teradata Corp. (b)	9,545	353,260
		6,044,390
Leisure and Consumer Staples (1.0%)
Food & Staples Retailing (0.8%)
BJ's Wholesale Club Holdings, Inc. (b)	12,298	766,411
Performance Food Group Co. (b)	14,130	649,698
		1,416,109
Food Products (0.1%)
Pilgrim's Pride Corp. (b)	4,317	134,820
Personal Products (0.1%)
BellRing Brands, Inc. (b)	9,919	246,884
Materials (6.5%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	4,623	476,400
Avient Corp.	8,334	334,027
Cabot Corp.	5,065	323,096
Chemours Co.	14,173	453,820
Ingevity Corp. (b)	3,444	217,454
Minerals Technologies, Inc.	2,913	178,683
NewMarket Corp.	628	189,003
Olin Corp.	12,647	585,303
RPM International, Inc.	11,805	929,290
Scotts Miracle-Gro Co.	3,637	287,287
Sensient Technologies Corp.	3,780	304,517
Valvoline, Inc.	16,245	468,343
		4,747,223
Construction Materials (0.2%)
Eagle Materials, Inc.	3,643	400,512
Containers & Packaging (0.9%)
AptarGroup, Inc.	5,915	610,487
Greif, Inc. Class A	2,425	151,271
	Shares	Value(a)
Silgan Holdings, Inc.	7,676	$317,403
Sonoco Products Co.	8,822	503,207
		1,582,368
Metals & Mining (2.7%)
Alcoa Corp.	16,815	766,428
Cleveland-Cliffs, Inc. (b)	43,532	669,087
Commercial Metals Co.	11,076	366,616
Reliance Steel & Aluminum Co.	5,693	967,013
Royal Gold, Inc.	5,984	638,971
Steel Dynamics, Inc.	16,342	1,081,023
U.S. Steel Corp.	23,761	425,559
Worthington Industries, Inc.	2,869	126,523
		5,041,220
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	7,486	392,341
Real Estate (8.5%)
Diversified REITs (0.5%)
PS Business Parks, Inc.	1,877	351,280
STORE Capital Corp.	23,020	600,362
		951,642
Health Care REITs (0.8%)
Healthcare Realty Trust, Inc.	13,821	375,931
Medical Properties Trust, Inc.	54,708	835,391
Physicians Realty Trust	20,539	358,406
		1,569,728
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	21,218	287,928
Industrial REITs (1.1%)
EastGroup Properties, Inc.	3,800	586,454
First Industrial Realty Trust, Inc.	12,033	571,327
Rexford Industrial Realty, Inc.	15,044	866,384
		2,024,165
Office REITs (1.4%)
Corporate Office Properties Trust	10,248	268,395
Cousins Properties, Inc.	13,562	396,417
Douglas Emmett, Inc.	16,025	358,640
Highwoods Properties, Inc.	9,586	327,745
Hudson Pacific Properties, Inc.	13,184	195,651
JBG SMITH Properties	9,911	234,296
Kilroy Realty Corp.	9,576	501,112
SL Green Realty Corp.	5,752	265,455
		2,547,711
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	4,447	777,602
Residential REITs (0.8%)
American Campus Communities, Inc.	12,716	819,800
Apartment Income REIT Corp.	14,321	595,754
		1,415,554

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Retail REITs (1.2%)
Brixmor Property Group, Inc.	27,307	$551,875
Kite Realty Group Trust	19,968	345,247
Macerich Co.	19,568	170,437
National Retail Properties, Inc.	16,037	689,591
Spirit Realty Capital, Inc.	12,244	462,578
		2,219,728
Specialized REITs (2.2%)
EPR Properties	6,834	320,720
Lamar Advertising Co. Class A	7,937	698,218
Life Storage, Inc.	7,691	858,777
National Storage Affiliates Trust	7,671	384,087
Omega Healthcare Investors, Inc.	21,442	604,450
Pebblebrook Hotel Trust	11,974	198,409
PotlatchDeltic Corp.	6,324	279,457
Rayonier, Inc.	13,336	498,500
Sabra Health Care REIT, Inc.	21,055	294,138
		4,136,756
Utilities (4.2%)
Construction & Engineering (0.3%)
MDU Resources Group, Inc.	18,538	500,341
Electric Utilities (1.4%)
ALLETE, Inc.	5,195	305,362
Hawaiian Electric Industries, Inc.	9,976	408,018
IDACORP, Inc.	4,630	490,410
OGE Energy Corp.	18,251	703,759
PNM Resources, Inc.	7,825	373,878
Portland General Electric Co.	8,140	393,406
		2,674,833
Gas Utilities (1.6%)
National Fuel Gas Co.	8,337	550,659
New Jersey Resources Corp.	8,765	390,305
ONE Gas, Inc.	4,931	400,348
Southwest Gas Holdings, Inc.	6,094	530,665
	Shares	Value(a)
Spire, Inc.	4,751	$353,332
UGI Corp.	19,144	739,150
		2,964,459
Multi-Utilities (0.4%)
Black Hills Corp.	5,910	430,071
NorthWestern Corp.	4,852	285,928
		715,999
Water Utilities (0.5%)
Essential Utilities, Inc.	20,990	962,392
Total common stocks (cost: $142,708,388)		176,412,494
	Principal
Long-Term Debt Securities (0.5%)
Government Obligation (0.5%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 1.750%, 05/15/23 (d)	$1,000,000	990,156
Total long-term debt securities (cost: $997,439)		990,156
	Shares
Short-Term Securities (5.0%)
Investment Companies (5.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	9,350,131	9,350,131
Total short-term securities (cost: $9,350,131)		9,350,131
Total investments in securities (cost: $153,055,958) (e)		186,752,781
Liabilities in excess of cash and other assets (-0.1%)		(146,286)
Total net assets (100.0%)		$186,606,495
Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 2.9% of net assets in foreign securities at June 30, 2022.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2022, the cost of investments for federal income tax purposes was $152,051,110. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$48,302,950
Gross unrealized depreciation	(14,741,677)
Net unrealized appreciation	$33,561,273

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2022, securities with an aggregate market value of $990,156 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2022	44	Long	$11,119,598	$9,979,200	$(1,140,398)

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Communication Services (1.7%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	213,270	$4,470,139
Lumen Technologies, Inc.	27,697	302,174
Verizon Communications, Inc.	125,109	6,349,282
		11,121,595
Entertainment (0.1%)
Warner Bros Discovery, Inc. (b)	65,790	882,902
Interactive Media & Services (0.1%)
Match Group, Inc. (b)	8,507	592,853
Media (0.1%)
Fox Corp. Class A	9,281	298,477
Fox Corp. Class B	4,251	126,255
Paramount Global Class B	18,124	447,300
		872,032
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc. (b)	17,552	2,361,446
Consumer Discretionary (11.7%)
Auto Components (0.1%)
Aptiv PLC (b) (c)	8,034	715,588
BorgWarner, Inc.	7,088	236,527
		952,115
Automobiles (2.0%)
Ford Motor Co.	117,640	1,309,333
General Motors Co. (b)	43,435	1,379,496
Tesla, Inc. (b)	25,000	16,835,500
		19,524,329
Distributors (0.1%)
Genuine Parts Co.	4,210	559,930
LKQ Corp.	7,751	380,497
Pool Corp.	1,170	410,939
		1,351,366
Entertainment (0.5%)
Walt Disney Co. (b)	54,262	5,122,333
Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc. (b)	1,224	2,140,764
Caesars Entertainment, Inc. (b)	6,306	241,520
Carnival Corp. (b) (c)	24,176	209,122
Chipotle Mexican Grill, Inc. (b)	849	1,109,864
Darden Restaurants, Inc.	3,638	411,530
Domino's Pizza, Inc.	1,070	416,990
Las Vegas Sands Corp. (b)	10,211	342,987
Marriott International, Inc. Class A	8,211	1,116,778
McDonald's Corp.	22,032	5,439,260
MGM Resorts International	10,534	304,959
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,485	138,833
	Shares	Value(a)
Penn National Gaming, Inc. (b)	4,790	$145,712
Royal Caribbean Cruises Ltd. (b) (c)	6,627	231,349
Starbucks Corp.	34,071	2,602,684
Wynn Resorts Ltd. (b)	3,125	178,062
Yum! Brands, Inc.	8,474	961,884
		15,992,298
Household Durables (0.3%)
DR Horton, Inc.	9,479	627,415
Garmin Ltd. (c)	4,456	437,802
Lennar Corp. Class A	7,664	540,848
Mohawk Industries, Inc. (b)	1,513	187,748
Newell Brands, Inc.	10,963	208,736
NVR, Inc. (b)	109	436,451
PulteGroup, Inc.	7,079	280,541
Whirlpool Corp.	1,635	253,212
		2,972,753
Internet & Catalog Retail (3.2%)
Amazon.com, Inc. (b)	260,666	27,685,336
Etsy, Inc. (b)	3,721	272,414
Expedia Group, Inc. (b)	4,463	423,226
Netflix, Inc. (b)	13,246	2,316,328
		30,697,304
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	314,010
Media (0.9%)
Charter Communications, Inc. Class A (b)	3,441	1,612,212
Comcast Corp. Class A	133,180	5,225,983
DISH Network Corp. Class A (b)	7,469	133,919
Interpublic Group of Cos., Inc.	11,691	321,853
Live Nation Entertainment, Inc. (b)	4,079	336,844
News Corp. Class A	11,519	179,466
News Corp. Class B	3,493	55,504
Omnicom Group, Inc.	6,056	385,222
		8,251,003
Multiline Retail (0.5%)
Dollar General Corp.	6,869	1,685,928
Dollar Tree, Inc. (b)	6,706	1,045,130
Target Corp.	13,775	1,945,443
		4,676,501
Specialty Retail (2.0%)
Advance Auto Parts, Inc.	1,798	311,216
AutoZone, Inc. (b)	626	1,345,349
Bath & Body Works, Inc.	7,104	191,240
Best Buy Co., Inc.	6,031	393,161
CarMax, Inc. (b)	4,756	430,323
Home Depot, Inc.	30,785	8,443,402
Lowe's Cos., Inc.	19,695	3,440,125
O'Reilly Automotive, Inc. (b)	1,941	1,226,246
Ross Stores, Inc.	10,455	734,255
TJX Cos., Inc.	34,986	1,953,968

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Tractor Supply Co.	3,309	$641,450
Ulta Beauty, Inc. (b)	1,578	608,287
		19,719,022
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc. Class B	37,761	3,859,174
PVH Corp.	1,992	113,345
Ralph Lauren Corp.	1,333	119,503
Tapestry, Inc.	7,501	228,931
VF Corp.	9,588	423,502
		4,744,455
Consumer Staples (7.2%)
Beverages (1.8%)
Brown-Forman Corp. Class B	5,418	380,127
Coca-Cola Co.	116,228	7,311,903
Constellation Brands, Inc. Class A	4,892	1,140,130
Keurig Dr Pepper, Inc.	21,974	777,660
Molson Coors Beverage Co. Class B	5,514	300,568
Monster Beverage Corp. (b)	11,203	1,038,518
PepsiCo, Inc.	41,191	6,864,892
		17,813,798
Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	13,231	6,341,354
CVS Health Corp.	38,989	3,612,721
Kroger Co.	19,544	925,017
Sysco Corp.	15,177	1,285,644
Walgreens Boots Alliance, Inc.	21,357	809,430
Walmart, Inc.	41,823	5,084,840
		18,059,006
Food Products (1.1%)
Archer-Daniels-Midland Co.	16,763	1,300,809
Campbell Soup Co.	5,989	287,771
Conagra Brands, Inc.	14,295	489,461
General Mills, Inc.	17,907	1,351,083
Hershey Co.	4,365	939,173
Hormel Foods Corp.	8,364	396,119
J M Smucker Co.	3,241	414,880
Kellogg Co.	7,547	538,403
Kraft Heinz Co.	21,086	804,220
Lamb Weston Holdings, Inc.	4,297	307,064
McCormick & Co., Inc.	7,391	615,301
Mondelez International, Inc. Class A	41,141	2,554,445
Tyson Foods, Inc. Class A	8,587	738,997
		10,737,726
Household Products (1.5%)
Church & Dwight Co., Inc.	7,173	664,650
Clorox Co.	3,620	510,348
Colgate-Palmolive Co.	24,953	1,999,734
Kimberly-Clark Corp.	10,002	1,351,770
Procter & Gamble Co.	71,476	10,277,534
		14,804,036
Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	6,931	1,765,118
	Shares	Value(a)
Tobacco (0.7%)
Altria Group, Inc.	53,937	$2,252,948
Philip Morris International, Inc.	46,178	4,559,616
		6,812,564
Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	27,864	804,434
Halliburton Co.	26,870	842,643
Schlumberger NV (c)	42,107	1,505,746
		3,152,823
Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	10,076	351,652
Chevron Corp.	58,533	8,474,408
ConocoPhillips	38,532	3,460,559
Coterra Energy, Inc.	24,005	619,089
Devon Energy Corp.	18,285	1,007,686
Diamondback Energy, Inc.	4,908	594,604
EOG Resources, Inc.	17,448	1,926,957
Exxon Mobil Corp.	125,493	10,747,221
Hess Corp.	8,252	874,217
Kinder Morgan, Inc.	58,092	973,622
Marathon Oil Corp.	21,082	473,923
Marathon Petroleum Corp.	16,116	1,324,896
Occidental Petroleum Corp.	26,523	1,561,674
Phillips 66	14,332	1,175,081
Pioneer Natural Resources Co.	6,710	1,496,867
Valero Energy Corp.	12,142	1,290,452
Williams Cos., Inc.	36,285	1,132,455
		37,485,363
Financial (10.6%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.	3,314	787,672
Bank of New York Mellon Corp.	22,139	923,418
BlackRock, Inc.	4,311	2,625,571
Cboe Global Markets, Inc.	3,154	357,001
Charles Schwab Corp.	44,928	2,838,551
CME Group, Inc.	10,747	2,199,911
Factset Research Systems, Inc.	1,121	431,103
Franklin Resources, Inc.	8,252	192,354
Goldman Sachs Group, Inc.	10,232	3,039,109
Intercontinental Exchange, Inc.	16,626	1,563,509
Invesco Ltd. (c)	9,941	160,348
MarketAxess Holdings, Inc.	1,169	299,276
Moody's Corp.	4,807	1,307,360
Morgan Stanley	41,689	3,170,865
MSCI, Inc.	2,447	1,008,531
Nasdaq, Inc.	3,375	514,823
Northern Trust Corp.	6,152	593,545
Raymond James Financial, Inc.	5,781	516,879
S&P Global, Inc.	10,340	3,485,200
State Street Corp.	10,859	669,457
T Rowe Price Group, Inc.	6,708	762,096
		27,446,579
Commercial Banks (3.6%)
Bank of America Corp.	211,165	6,573,566
Citigroup, Inc.	57,850	2,660,522

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Citizens Financial Group, Inc.	14,605	$521,252
Comerica, Inc.	3,819	280,238
Fifth Third Bancorp	20,438	686,717
First Republic Bank	5,355	772,191
Huntington Bancshares, Inc.	42,873	515,762
JPMorgan Chase & Co.	87,496	9,852,925
KeyCorp	27,778	478,615
M&T Bank Corp.	5,347	852,258
PNC Financial Services Group, Inc.	12,321	1,943,884
Regions Financial Corp.	27,839	521,981
Signature Bank	1,906	341,574
SVB Financial Group (b)	1,777	701,897
Truist Financial Corp.	39,653	1,880,742
U.S. Bancorp	40,277	1,853,548
Wells Fargo & Co.	112,916	4,422,920
Zions Bancorp NA	4,504	229,254
		35,089,846
Consumer Finance (0.5%)
American Express Co.	18,171	2,518,864
Capital One Financial Corp.	11,709	1,219,961
Discover Financial Services	8,370	791,635
Synchrony Financial	14,939	412,615
		4,943,075
Insurance (3.7%)
Aflac, Inc.	17,654	976,796
Allstate Corp.	8,192	1,038,172
American International Group, Inc.	23,599	1,206,617
Aon PLC Class A (c)	6,381	1,720,828
Arthur J Gallagher & Co.	6,258	1,020,304
Assurant, Inc.	1,555	268,782
Berkshire Hathaway, Inc. Class B (b)	53,896	14,714,686
Brown & Brown, Inc.	6,915	403,421
Chubb Ltd. (c)	12,623	2,481,429
Cincinnati Financial Corp.	4,406	524,226
Everest Re Group Ltd. (c)	1,152	322,883
Globe Life, Inc.	2,674	260,635
Hartford Financial Services Group, Inc.	9,797	641,018
Lincoln National Corp.	4,815	225,197
Loews Corp.	5,700	337,782
Marsh & McLennan Cos., Inc.	14,947	2,320,522
MetLife, Inc.	20,591	1,292,909
Principal Financial Group, Inc.	7,000	467,530
Progressive Corp.	17,423	2,025,772
Prudential Financial, Inc.	11,156	1,067,406
Travelers Cos., Inc.	7,165	1,211,816
Willis Towers Watson PLC (c)	3,321	655,532
WR Berkley Corp.	6,241	426,011
		35,610,274
Health Care (14.4%)
Biotechnology (2.2%)
AbbVie, Inc.	52,643	8,062,802
Amgen, Inc.	15,914	3,871,876
Biogen, Inc. (b)	4,345	886,119
Gilead Sciences, Inc.	37,366	2,309,593
Incyte Corp. (b)	5,608	426,040
	Shares	Value(a)
Moderna, Inc. (b)	10,309	$1,472,641
Regeneron Pharmaceuticals, Inc. (b)	3,211	1,898,118
Vertex Pharmaceuticals, Inc. (b)	7,627	2,149,212
		21,076,401
Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	52,161	5,667,293
ABIOMED, Inc. (b)	1,325	327,951
Align Technology, Inc. (b)	2,232	528,247
Baxter International, Inc.	15,000	963,450
Becton Dickinson & Co.	8,520	2,100,436
Boston Scientific Corp. (b)	42,587	1,587,217
Cooper Cos., Inc.	1,466	459,034
Danaher Corp.	19,277	4,887,105
Dentsply Sirona, Inc.	6,379	227,922
Dexcom, Inc. (b)	11,692	871,405
Edwards Lifesciences Corp. (b)	18,514	1,760,496
Hologic, Inc. (b)	7,408	513,374
IDEXX Laboratories, Inc. (b)	2,488	872,616
Intuitive Surgical, Inc. (b)	10,668	2,141,174
Medtronic PLC (c)	39,941	3,584,705
ResMed, Inc.	4,306	902,667
STERIS PLC (c)	2,975	613,296
Stryker Corp.	10,068	2,002,827
Teleflex, Inc.	1,454	357,466
West Pharmaceutical Services, Inc.	2,230	674,285
Zimmer Biomet Holdings, Inc.	6,243	655,890
		31,698,856
Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	4,512	638,358
Cardinal Health, Inc.	8,115	424,171
Centene Corp. (b)	17,424	1,474,245
Cigna Corp.	9,452	2,490,791
DaVita, Inc. (b)	1,798	143,768
Elevance Health, Inc.	7,218	3,483,262
HCA Healthcare, Inc.	6,778	1,139,111
Henry Schein, Inc. (b)	4,083	313,329
Humana, Inc.	3,830	1,792,708
Laboratory Corp. of America Holdings	2,766	648,240
McKesson Corp.	4,331	1,412,816
Molina Healthcare, Inc. (b)	1,740	486,521
Quest Diagnostics, Inc.	3,467	461,042
UnitedHealth Group, Inc.	27,979	14,370,854
Universal Health Services, Inc. Class B	1,999	201,319
		29,480,535
Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	8,891	1,055,984
Bio-Rad Laboratories, Inc. Class A (b)	692	342,540
Bio-Techne Corp.	1,170	405,569
Charles River Laboratories International, Inc. (b)	1,510	323,095
Illumina, Inc. (b)	4,655	858,196
IQVIA Holdings, Inc. (b)	5,633	1,222,304
Mettler-Toledo International, Inc. (b)	707	812,180

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
PerkinElmer, Inc.	3,758	$534,463
Thermo Fisher Scientific, Inc.	11,686	6,348,770
Waters Corp. (b)	1,844	610,327
		12,513,428
Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	63,425	4,883,725
Catalent, Inc. (b)	5,320	570,783
Eli Lilly & Co.	23,482	7,613,569
Johnson & Johnson	78,391	13,915,186
Merck & Co., Inc.	75,334	6,868,201
Organon & Co.	7,515	253,631
Pfizer, Inc.	167,151	8,763,727
Viatris, Inc.	36,115	378,124
Zoetis, Inc.	13,977	2,402,507
		45,649,453
Industrials (7.7%)
Aerospace & Defense (1.7%)
Boeing Co. (b)	16,567	2,265,040
General Dynamics Corp.	6,847	1,514,899
Howmet Aerospace, Inc.	11,165	351,139
Huntington Ingalls Industries, Inc.	1,189	258,988
L3Harris Technologies, Inc.	5,731	1,385,183
Lockheed Martin Corp.	7,056	3,033,798
Northrop Grumman Corp.	4,343	2,078,430
Raytheon Technologies Corp.	44,231	4,251,041
Teledyne Technologies, Inc. (b)	1,368	513,150
TransDigm Group, Inc. (b)	1,569	842,035
		16,493,703
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,750	380,137
Expeditors International of Washington, Inc.	4,939	481,355
FedEx Corp.	7,103	1,610,321
United Parcel Service, Inc. Class B	21,879	3,993,793
		6,465,606
Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,756	150,428
American Airlines Group, Inc. (b)	19,349	245,345
Delta Air Lines, Inc. (b)	19,006	550,604
Southwest Airlines Co. (b)	17,572	634,701
United Airlines Holdings, Inc. (b)	9,733	344,743
		1,925,821
Building Products (0.4%)
Allegion PLC (c)	2,538	248,470
AO Smith Corp.	3,850	210,518
Carrier Global Corp.	25,269	901,093
Fortune Brands Home & Security, Inc.	3,896	233,292
Johnson Controls International PLC (c)	20,724	992,265
Masco Corp.	7,018	355,111
Trane Technologies PLC (c)	6,932	900,259
		3,841,008
	Shares	Value(a)
Commercial Services & Supplies (0.4%)
Cintas Corp.	2,590	$967,443
Copart, Inc. (b)	6,290	683,471
Republic Services, Inc.	6,216	813,488
Rollins, Inc.	6,694	233,754
Waste Management, Inc.	11,406	1,744,890
		4,443,046
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	3,807	483,984
Quanta Services, Inc.	4,281	536,581
		1,020,565
Electrical Equipment (0.5%)
AMETEK, Inc.	6,830	750,549
Eaton Corp. PLC (c)	11,839	1,491,596
Emerson Electric Co.	17,645	1,403,483
Generac Holdings, Inc. (b)	1,917	403,682
Rockwell Automation, Inc.	3,413	680,245
		4,729,555
Industrial Conglomerates (1.0%)
3M Co.	16,965	2,195,441
General Electric Co.	32,789	2,087,676
Honeywell International, Inc.	20,273	3,523,650
Roper Technologies, Inc.	3,162	1,247,883
Textron, Inc.	6,407	391,275
		9,445,925
Machinery (1.5%)
Caterpillar, Inc.	15,889	2,840,318
Cummins, Inc.	4,210	814,761
Deere & Co.	8,320	2,491,590
Dover Corp.	4,280	519,250
Fortive Corp.	10,644	578,821
IDEX Corp.	2,249	408,486
Illinois Tool Works, Inc.	8,387	1,528,531
Ingersoll Rand, Inc.	12,038	506,559
Nordson Corp.	1,610	325,928
Otis Worldwide Corp.	12,576	888,746
PACCAR, Inc.	10,279	846,373
Parker-Hannifin Corp.	3,805	936,220
Pentair PLC (c)	4,849	221,939
Snap-On, Inc.	1,555	306,382
Stanley Black & Decker, Inc.	4,497	471,555
Westinghouse Air Brake Technologies Corp.	5,373	441,016
Xylem, Inc.	5,351	418,341
		14,544,816
Professional Services (0.2%)
Equifax, Inc.	3,663	669,523
Nielsen Holdings PLC (c)	10,715	248,802
Robert Half International, Inc.	3,252	243,542
United Rentals, Inc. (b)	2,093	508,411
Verisk Analytics, Inc.	4,656	805,907
		2,476,185
Road & Rail (0.9%)
CSX Corp.	64,772	1,882,274
JB Hunt Transport Services, Inc.	2,471	389,108
Norfolk Southern Corp.	7,113	1,616,714

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Old Dominion Freight Line, Inc.	2,750	$704,770
Union Pacific Corp.	18,709	3,990,256
		8,583,122
Trading Companies & Distributors (0.1%)
Fastenal Co.	17,070	852,134
WW Grainger, Inc.	1,286	584,397
		1,436,531
Information Technology (31.5%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	6,653	623,652
Cisco Systems, Inc.	123,754	5,276,871
F5, Inc. (b)	1,821	278,686
Juniper Networks, Inc.	9,557	272,374
Motorola Solutions, Inc.	4,945	1,036,472
		7,488,055
Computers & Peripherals (6.5%)
Apple, Inc. (d)	458,056	62,625,416
NetApp, Inc.	6,587	429,736
Seagate Technology Holdings PLC (c)	5,882	420,210
Western Digital Corp. (b)	9,280	416,023
		63,891,385
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. Class A	17,767	1,143,840
CDW Corp.	4,027	634,494
Corning, Inc.	22,645	713,544
Keysight Technologies, Inc. (b)	5,362	739,152
TE Connectivity Ltd. (c)	9,542	1,079,677
Trimble, Inc. (b)	7,353	428,165
		4,738,872
Interactive Media & Services (5.2%)
Akamai Technologies, Inc. (b)	4,723	431,352
Alphabet, Inc. Class A (b)	8,961	19,528,349
Alphabet, Inc. Class C (b)	8,252	18,050,837
eBay, Inc.	16,677	694,931
Meta Platforms, Inc. Class A (b)	68,325	11,017,406
Twitter, Inc. (b)	22,723	849,613
		50,572,488
IT Services (4.3%)
Accenture PLC Class A (c)	18,869	5,238,978
Automatic Data Processing, Inc.	12,466	2,618,359
Broadridge Financial Solutions, Inc.	3,441	490,515
Cognizant Technology Solutions Corp. Class A	15,511	1,046,837
DXC Technology Co. (b)	7,262	220,111
EPAM Systems, Inc. (b)	1,689	497,883
Fidelity National Information Services, Inc.	18,195	1,667,936
Fiserv, Inc. (b)	17,330	1,541,850
FleetCor Technologies, Inc. (b)	2,294	481,992
Gartner, Inc. (b)	2,411	583,052
Global Payments, Inc.	8,358	924,729
International Business Machines Corp.	26,794	3,783,045
	Shares	Value(a)
Jack Henry & Associates, Inc.	2,188	$393,884
Leidos Holdings, Inc.	4,049	407,775
Mastercard, Inc. Class A	25,638	8,088,276
Paychex, Inc.	9,487	1,080,285
PayPal Holdings, Inc. (b)	34,498	2,409,340
VeriSign, Inc. (b)	2,788	466,516
Visa, Inc. Class A	49,027	9,652,926
		41,594,289
Office Electronics (0.0%)
Zebra Technologies Corp. Class A (b)	1,610	473,259
Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc. (b)	48,275	3,691,589
Analog Devices, Inc.	15,605	2,279,734
Applied Materials, Inc.	26,278	2,390,772
Broadcom, Inc.	12,163	5,908,907
Enphase Energy, Inc. (b)	4,022	785,255
Intel Corp.	121,813	4,557,024
KLA Corp.	4,485	1,431,074
Lam Research Corp.	4,144	1,765,966
Microchip Technology, Inc.	16,563	961,979
Micron Technology, Inc.	33,213	1,836,015
Monolithic Power Systems, Inc.	1,310	503,092
NVIDIA Corp.	74,596	11,308,008
NXP Semiconductors NV (c)	7,758	1,148,417
ON Semiconductor Corp. (b)	12,944	651,213
Qorvo, Inc. (b)	3,159	297,957
QUALCOMM, Inc.	33,365	4,262,045
Skyworks Solutions, Inc.	4,728	438,002
SolarEdge Technologies, Inc. (b)	1,664	455,404
Teradyne, Inc.	4,764	426,616
Texas Instruments, Inc.	27,421	4,213,237
		49,312,306
Software (9.0%)
Activision Blizzard, Inc.	23,292	1,813,515
Adobe, Inc. (b)	14,113	5,166,205
ANSYS, Inc. (b)	2,627	628,615
Autodesk, Inc. (b)	6,504	1,118,428
Cadence Design Systems, Inc. (b)	8,206	1,231,146
Ceridian HCM Holding, Inc. (b)	4,056	190,956
Citrix Systems, Inc.	3,628	352,533
Electronic Arts, Inc.	8,341	1,014,683
Fortinet, Inc. (b)	19,695	1,114,343
Intuit, Inc.	8,402	3,238,467
Microsoft Corp.	222,804	57,222,751
NortonLifeLock, Inc.	17,265	379,139
Oracle Corp.	46,803	3,270,126
Paycom Software, Inc. (b)	1,440	403,373
PTC, Inc. (b)	3,100	329,654
Salesforce, Inc. (b)	29,598	4,884,854
ServiceNow, Inc. (b)	5,980	2,843,610
Synopsys, Inc. (b)	4,546	1,380,620
Take-Two Interactive Software, Inc. (b)	4,704	576,381
Tyler Technologies, Inc. (b)	1,286	427,569
		87,586,968

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	38,731	$513,573
HP, Inc.	31,380	1,028,636
		1,542,209
Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,644	1,597,749
Albemarle Corp.	3,492	729,758
Celanese Corp.	3,181	374,117
CF Industries Holdings, Inc.	6,214	532,726
Corteva, Inc.	21,497	1,163,848
Dow, Inc.	21,690	1,119,421
DuPont de Nemours, Inc.	15,136	841,259
Eastman Chemical Co.	3,805	341,575
Ecolab, Inc.	7,370	1,133,211
FMC Corp.	3,684	394,225
International Flavors & Fragrances, Inc.	7,591	904,240
Linde PLC (c)	14,993	4,310,937
LyondellBasell Industries NV Class A (c)	7,632	667,495
Mosaic Co.	10,783	509,281
PPG Industries, Inc.	7,025	803,238
Sherwin-Williams Co.	7,126	1,595,583
		17,018,663
Commercial Services & Supplies (0.0%)
Avery Dennison Corp.	2,430	393,344
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	568,257
Vulcan Materials Co.	3,947	560,869
		1,129,126
Containers & Packaging (0.3%)
Amcor PLC (c)	44,768	556,466
Ball Corp.	9,499	653,246
International Paper Co.	11,041	461,845
Packaging Corp. of America	2,782	382,525
Sealed Air Corp.	4,294	247,850
WestRock Co.	7,592	302,466
		2,604,398
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	43,174	1,263,271
Newmont Corp.	23,635	1,410,300
Nucor Corp.	7,926	827,554
		3,501,125
Real Estate (2.9%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,008	414,767
Ventas, Inc.	11,907	612,377
Welltower, Inc.	13,523	1,113,619
		2,140,763
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,265	921,052
Host Hotels & Resorts, Inc.	21,206	332,510
		1,253,562
	Shares	Value(a)
Industrial REITs (0.3%)
Duke Realty Corp.	11,453	$629,342
Prologis, Inc.	22,057	2,595,006
		3,224,348
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,424	641,613
Boston Properties, Inc.	4,205	374,161
Vornado Realty Trust	4,677	133,715
		1,149,489
Real Estate Investment Trust (0.0%)
Federal Realty OP LP	2,047	195,980
Real Estate Services (0.1%)
CBRE Group, Inc. Class A (b)	9,737	716,741
Residential REITs (0.4%)
AvalonBay Communities, Inc.	4,141	804,389
Camden Property Trust	3,180	427,647
Equity Residential	10,121	730,939
Essex Property Trust, Inc.	1,910	499,484
Mid-America Apartment Communities, Inc.	3,433	599,642
UDR, Inc.	8,883	408,973
		3,471,074
Retail REITs (0.3%)
Kimco Realty Corp.	18,410	363,966
Realty Income Corp.	17,921	1,223,287
Regency Centers Corp.	4,621	274,071
Simon Property Group, Inc.	9,717	922,338
		2,783,662
Specialized REITs (1.4%)
American Tower Corp.	13,844	3,538,388
Crown Castle International Corp.	12,837	2,161,494
Digital Realty Trust, Inc.	8,480	1,100,958
Equinix, Inc.	2,752	1,808,119
Extra Space Storage, Inc.	4,026	684,903
Iron Mountain, Inc.	8,595	418,491
Public Storage	4,530	1,416,395
SBA Communications Corp.	3,234	1,035,042
VICI Properties, Inc.	28,688	854,616
Weyerhaeuser Co.	22,170	734,270
		13,752,676
Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	7,419	434,828
American Electric Power Co., Inc.	15,298	1,467,690
Constellation Energy Corp.	9,681	554,334
Duke Energy Corp.	22,850	2,449,748
Edison International	11,265	712,399
Entergy Corp.	6,058	682,373
Evergy, Inc.	6,836	446,049
Eversource Energy	10,274	867,845
Exelon Corp.	29,200	1,323,344
FirstEnergy Corp.	16,938	650,250
NextEra Energy, Inc.	58,523	4,533,191
Pinnacle West Capital Corp.	3,275	239,468

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
PPL Corp.	21,922	$594,744
Southern Co.	31,653	2,257,175
Xcel Energy, Inc.	16,225	1,148,081
		18,361,519
Gas Utilities (0.1%)
Atmos Energy Corp.	4,141	464,206
ONEOK, Inc.	13,236	734,598
		1,198,804
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	19,895	417,994
NRG Energy, Inc.	7,068	269,785
		687,779
Multi-Utilities (0.9%)
Ameren Corp.	7,692	695,049
CenterPoint Energy, Inc.	18,751	554,655
CMS Energy Corp.	8,643	583,403
Consolidated Edison, Inc.	10,496	998,170
Dominion Energy, Inc.	24,168	1,928,848
DTE Energy Co.	5,747	728,432
NiSource, Inc.	12,088	356,475
Public Service Enterprise Group, Inc.	14,873	941,163
	Shares	Value(a)
Sempra Energy	9,309	$1,398,863
WEC Energy Group, Inc.	9,318	937,764
		9,122,822
Water Utilities (0.1%)
American Water Works Co., Inc.	5,432	808,119
Total common stocks (cost: $343,355,406)		950,406,906
Short-Term Securities (2.6%)
Investment Companies (2.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	25,288,467	25,288,467
Total short-term securities (cost: $25,288,467)		25,288,467
Total investments in securities (cost: $368,643,873) (e)		975,695,373
Liabilities in excess of cash and other assets (-0.1%)		(616,707)
Total net assets (100.0%)		$975,078,666

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 3.1% of net assets in foreign securities at June 30, 2022.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

(e)  At June 30, 2022, the cost of investments for federal income tax purposes was $368,907,686. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$622,722,419
Gross unrealized depreciation	(17,914,268)
Net unrealized appreciation	$604,808,151

Holdings of Open Futures Contracts

On June 30, 2022, securities with an aggregate market value of $19,140,800 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2022	128	Long	$26,232,336	$24,252,800	$(1,979,536)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (96.6%)
Australia (6.6%)
Financial (2.4%)
Commonwealth Bank of Australia (USD) 1.160%, 07/07/25 (SOFRRATE + 0.400%) (c) (d)	1,490,000	$1,461,389
National Australia Bank Ltd. (USD) 1.182%, 01/12/25 (SOFRRATE + 0.380%) (c) (d)	610,000	601,293
		2,062,682
Government (4.2%)
Australia Government Bond (AUD)
5.750%, 07/15/22	2,370,000	1,632,053
New South Wales Treasury Corp. (AUD)
4.000%, 04/20/23	530,000	368,839
Queensland Treasury Corp. (AUD)
4.250%, 07/21/23 (c)	1,050,000	732,726
Western Australian Treasury Corp. (AUD)
6.000%, 10/16/23	1,110,000	791,701
		3,525,319
Brazil (5.2%)
Government (5.2%)
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/27	10,750,000	2,057,081
10.000%, 01/01/29	2,940,000	544,667
10.000%, 01/01/31	3,320,000	600,090
10.000%, 01/01/33	6,720,000	1,189,875
		4,391,713
Canada (5.8%)
Financial (1.8%)
Bank of Nova Scotia (USD) 2.052%, 09/15/23 (SOFRRATE + 0.550%) (d)	1,550,000	1,541,720
Government (4.0%)
Province of Ontario Canada (CAD) 2.600%, 06/02/25	4,500,000	3,415,702
Colombia (2.9%)
Government (2.9%)
Colombian TES (COP) 6.000%, 04/28/28	7,900,000,000	1,491,054
6.250%, 11/26/25	4,800,000,000	1,010,156
		2,501,210
	Principal(b)	Value(a)
France (6.1%)
Government (6.1%)
French Republic Government Bond OAT (EUR) 0.750%, 05/25/52	1,960,000	$1,297,274
1.960%, 05/25/32	4,510,000	3,889,857
		5,187,131
Malaysia (2.6%)
Government (2.6%)
Malaysia Government Bond (MYR) 3.480%, 03/15/23	4,570,000	1,040,259
3.899%, 11/16/27	3,350,000	754,056
3.955%, 09/15/25	1,700,000	388,638
		2,182,953
Mexico (8.3%)
Government (8.3%)
Mexican Bonos (MXN) 7.750%, 11/13/42	41,800,000	1,827,748
8.000%, 11/07/47	11,000,000	489,454
8.000%, 07/31/53 (e)	17,400,000	757,132
8.500%, 05/31/29	40,800,000	1,979,171
8.500%, 11/18/38	42,800,000	2,027,402
		7,080,907
Poland (2.7%)
Government (2.7%)
Republic of Poland Government Bond (PLN) 4.000%, 10/25/23	10,900,000	2,322,607
Russia (0.1%)
Government (0.1%)
Russian Federal Bond – OFZ (RUB) 7.650%, 04/10/30 (f)	29,000,000	90,046
South Africa (3.7%)
Government (3.7%)
Republic of South Africa Government Bond (ZAR) 6.500%, 02/28/41	40,570,000	1,520,206
8.750%, 02/28/48	34,600,000	1,627,647
		3,147,853
South Korea (6.2%)
Government (6.2%)
Korea Treasury Bond (KRW) 1.875%, 03/10/51	2,350,000,000	1,293,970
2.000%, 06/10/31	5,850,000,000	3,934,638
		5,228,608
United States (46.4%)
Financial (1.4%)
Capital One Financial Corp. (USD) 2.132%, 12/06/24 (SOFRRATE + 0.690%) (d)	1,215,000	1,196,932

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Government (45.0%)
U.S. Treasury Bond (USD) 1.875%, 11/15/51	2,020,000	$1,528,888
U.S. Treasury Bond (USD) 2.250%, 02/15/52	2,300,000	1,909,000
U.S. Treasury Note (USD) 2.411%, 04/30/24 (3-Month U.S. Treasury Money Market Yield – 0.075%) (d)	7,470,000	7,463,348
U.S. Treasury Note (USD) 2.515%, 07/31/23 (3-Month U.S. Treasury Money Market Yield + 0.029%) (d)	4,430,000	4,435,780
U.S. Treasury Note (USD) 2.521%, 10/31/23 (3-Month U.S. Treasury Money Market Yield + 0.035%) (d)	18,820,000	18,848,727
U.S. Treasury Note (USD) 2.535%, 01/31/23 (3-Month U.S. Treasury Money Market Yield + 0.049%) (d)	2,010,000	2,012,162
U.S. Treasury Note (USD) 1.875%, 02/15/32	2,260,000	2,053,069
		38,250,974
Total long-term debt securities (cost: $89,265,007)		82,126,357
	Shares	Value(a)
Short-Term Securities (2.1%)
Investment Companies (2.1%)
United States (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	1,804,231	$1,804,231
Total short-term securities (cost: $1,804,231)		1,804,231
Total investments in securities (cost: $91,069,238) (g)		83,930,588
Cash and other assets in excess of liabilities (1.3%)		1,092,878
Total net assets (100.0%)		$85,023,466

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  Variable rate security.

(e)  This security is being fair-valued according to procedures approved by the Board of Trustees of Securian Funds Trust.

(f)  This security has been determined to be illiquid pursuant to the procedures of the Funds' Liquidity Risk Management Program.

(g)  At June 30, 2022, the cost of investments for federal income tax purposes was $91,069,238. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$728,238
Gross unrealized depreciation	(7,737,482)
Net unrealized depreciation	$(7,009,244)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2022, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/07/22	606,732	USD	5,700,000	SEK	$—	$(50,455)	HSB
07/07/22	5,700,000	SEK	558,140	USD	1,863	—	HSB
07/19/22	520,000	BRL	100,629	USD	1,614	—	JPM
07/19/22	880,000	BRL	170,576	USD	3,012	—	JPM
07/19/22	19,940,000	BRL	3,860,002	USD	63,167	—	JPM
07/25/22	4,680,000	CAD	3,733,513	USD	105,447	—	HSB
07/26/22	810,000	EUR	882,487	USD	34,518	—	BLC
07/26/22	500,000	EUR	520,880	USD	—	(2,558)	BLC
07/26/22	220,000	EUR	233,717	USD	3,405	—	HSB
07/26/22	3,550,000	EUR	3,765,822	USD	49,415	—	JPM
07/26/22	1,700,000	EUR	1,792,965	USD	13,276	—	JPM
07/26/22	940,220	USD	896,000	EUR	—	(2,220)	UBS
07/27/22	5,900,000	PLN	1,354,044	USD	45,786	—	HSB
07/27/22	2,020,000	PLN	443,135	USD	—	(4,777)	JPM
07/28/22	240,442	USD	1,000,000,000	COP	—	(1,113)	JPM
07/28/22	11,390,000,000	COP	2,843,661	USD	117,698	—	JPM
08/05/22	1,172,714	USD	1,010,000,000	CLP	—	(102,113)	JPM
08/05/22	150,000,000	CLP	163,177	USD	4,176	—	JPM
08/17/22	54,000,000	ZAR	3,326,250	USD	44,148	—	HSB
08/23/22	410,652	USD	150,000,000	HUF	—	(18,511)	HSB
08/24/22	148,900,000	MXN	7,302,149	USD	—	(12,128)	JPM
08/24/22	236,610	USD	4,800,000	MXN	—	(824)	MSC
08/25/22	380,000	GBP	475,702	USD	13,787	—	HSB
09/07/22	5,480,000	AUD	3,804,106	USD	33,855	—	JPM
09/12/22	123,584	USD	4,200,000	THB	—	(4,398)	HSB
09/13/22	248,004	USD	320,000,000	KRW	—	(719)	HSB
09/13/22	6,990,000,000	KRW	5,537,950	USD	136,311	—	HSB
09/21/22	86,226	USD	380,000	MYR	51	—	BLC
09/21/22	10,230,000	MYR	2,315,265	USD	—	(7,403)	BLC
09/26/22	761,945	USD	100,000,000	JPY	—	(21,524)	JPM
10/07/22	560,411	USD	5,700,000	SEK	—	(1,837)	HSB
					$671,529	$(230,580)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

COP  Colombian Peso

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

PLN  Polish Zloty

RUB  Russian Ruble

SEK  Swedish Krona

THB  Thai Baht

USD  United States Dollar

ZAR  South African Rand

Counterparty Legend

BLC  Barclays Bank PLC

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

UBS  UBS AG

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2022, $427,094 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
Long Gilt Future	September 2022	32	Long	$4,583,626	$4,429,536	$(154,090)
U.S. Ultra Bond	September 2022	43	Long	6,794,234	6,636,781	(157,453)
					$11,066,317	$(311,543)
See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Real Estate (98.7%)
Diversified REITs (0.7%)
Essential Properties Realty Trust, Inc.	41,900	$900,431
Health Care REITs (8.4%)
Healthpeak Properties, Inc.	33,100	857,621
Ventas, Inc.	78,196	4,021,620
Welltower, Inc.	67,600	5,566,860
		10,446,101
Hotels & Resort REITs (3.4%)
Host Hotels & Resorts, Inc.	132,446	2,076,753
Park Hotels & Resorts, Inc.	90,400	1,226,728
RLJ Lodging Trust	80,100	883,503
		4,186,984
Industrial REITs (13.6%)
Duke Realty Corp.	67,700	3,720,115
First Industrial Realty Trust, Inc.	31,300	1,486,124
Prologis, Inc.	89,281	10,503,910
Rexford Industrial Realty, Inc.	20,100	1,157,559
		16,867,708
Office REITs (5.7%)
Alexandria Real Estate Equities, Inc.	28,622	4,151,049
Boston Properties, Inc.	9,083	808,205
Highwoods Properties, Inc.	24,700	844,493
Kilroy Realty Corp.	24,636	1,289,202
SL Green Realty Corp.	1	46
		7,092,995
Residential REITs (24.6%)
American Campus Communities, Inc.	13,500	870,345
American Homes 4 Rent Class A	81,800	2,898,992
AvalonBay Communities, Inc.	25,726	4,997,276
Camden Property Trust	16,400	2,205,472
Equity LifeStyle Properties, Inc.	18,600	1,310,742
Equity Residential	51,300	3,704,886
Essex Property Trust, Inc.	12,900	3,373,479
Invitation Homes, Inc.	105,400	3,750,132
	Shares	Value(a)
Mid-America Apartment Communities, Inc.	11,400	$1,991,238
Sun Communities, Inc.	16,700	2,661,312
UDR, Inc.	63,200	2,909,728
		30,673,602
Retail REITs (17.1%)
Agree Realty Corp.	30,900	2,228,817
Brixmor Property Group, Inc.	99,800	2,016,958
Kimco Realty Corp.	113,300	2,239,941
Kite Realty Group Trust	92,100	1,592,409
National Retail Properties, Inc.	44,000	1,892,000
Realty Income Corp.	39,229	2,677,771
Regency Centers Corp.	37,500	2,224,125
Simon Property Group, Inc.	48,279	4,582,643
Spirit Realty Capital, Inc.	46,750	1,766,215
		21,220,879
Specialized REITs (25.2%)
American Tower Corp.	10,408	2,660,181
CubeSmart	7,300	311,856
Digital Realty Trust, Inc.	36,100	4,686,863
Equinix, Inc.	12,634	8,300,791
Extra Space Storage, Inc.	13,800	2,347,656
Life Storage, Inc.	17,350	1,937,301
Pebblebrook Hotel Trust	32,300	535,211
Public Storage	16,500	5,159,055
SBA Communications Corp.	5,300	1,696,265
VICI Properties, Inc.	125,441	3,736,887
		31,372,066
Total common stocks (cost: $119,796,558)		122,760,766
Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	1,541,599	1,541,599
Total short-term securities (cost: $1,541,599) (b)		1,541,599
Total investments in securities (cost: $121,338,157) (b)		124,302,365
Cash and other assets in excess of liabilities (0.1%)		143,406
Total net assets (100.0%)		$124,445,771

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  At June 30, 2022, the cost of investments for federal income tax purposes was $122,197,556. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$9,583,652
Gross unrealized depreciation	(7,478,843)
Net unrealized appreciation	$2,104,809

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Consumer Discretionary (5.6%)
Automobiles (0.2%)
General Motors Co. (b)	12,800	$406,528
Entertainment (0.9%)
Walt Disney Co. (b)	17,900	1,689,760
Hotels, Restaurants & Leisure (2.9%)
Marriott International, Inc. Class A	2,700	367,227
McDonald's Corp.	8,300	2,049,104
Starbucks Corp.	7,600	580,564
Yum! Brands, Inc.	22,471	2,550,683
		5,547,578
Internet & Catalog Retail (0.0%)
Amazon.com, Inc. (b)	159	16,888
Multiline Retail (1.3%)
Dollar General Corp.	9,700	2,380,768
Specialty Retail (0.3%)
TJX Cos., Inc.	11,211	626,134
Consumer Staples (10.3%)
Beverages (2.8%)
Coca-Cola Co.	17,712	1,114,262
Keurig Dr Pepper, Inc.	77,894	2,756,669
Monster Beverage Corp. (b)	16,000	1,483,200
		5,354,131
Food & Staples Retailing (2.1%)
Walmart, Inc.	32,126	3,905,879
Food Products (1.0%)
Darling Ingredients, Inc. (b)	4,352	260,250
Mondelez International, Inc. Class A	26,295	1,632,656
		1,892,906
Household Products (1.7%)
Procter & Gamble Co.	22,000	3,163,380
Personal Products (0.5%)
Unilever PLC (c)	22,843	1,032,268
Tobacco (2.2%)
Philip Morris International, Inc.	41,000	4,048,340
Energy (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
ConocoPhillips	200	17,962
EOG Resources, Inc.	800	88,352
Exxon Mobil Corp.	9,532	816,321
TC Energy Corp. (c)	7,200	373,032
TotalEnergies SE (c)	89,365	4,705,899
TotalEnergies SE ADR (c)	12,660	666,422
Valero Energy Corp.	1,135	120,628
Williams Cos., Inc.	10,439	325,801
		7,114,417
	Shares	Value(a)
Financial (14.2%)
Capital Markets (1.4%)
Apollo Global Management, Inc.	13,617	$660,152
Charles Schwab Corp.	24,674	1,558,904
Morgan Stanley	6,619	503,441
		2,722,497
Commercial Banks (5.2%)
Bank of America Corp.	68,659	2,137,355
Citigroup, Inc.	1,200	55,188
JPMorgan Chase & Co.	47,700	5,371,497
Wells Fargo & Co.	54,580	2,137,898
		9,701,938
Insurance (7.6%)
American International Group, Inc.	41,098	2,101,341
Chubb Ltd. (c)	24,205	4,758,219
Hartford Financial Services Group, Inc.	16,513	1,080,445
MetLife, Inc.	8,577	538,550
Progressive Corp.	22,200	2,581,194
Travelers Cos., Inc.	19,195	3,246,450
		14,306,199
Health Care (25.9%)
Biotechnology (3.0%)
AbbVie, Inc.	31,538	4,830,360
Regeneron Pharmaceuticals, Inc. (b)	1,260	744,824
		5,575,184
Health Care Equipment & Supplies (6.2%)
Abbott Laboratories	14,340	1,558,041
Becton Dickinson & Co.	30,021	7,401,077
Danaher Corp.	9,099	2,306,778
Medtronic PLC (c)	1,100	98,725
STERIS PLC (c)	1,704	351,280
		11,715,901
Health Care Providers & Services (7.8%)
Centene Corp. (b)	37,081	3,137,424
Cigna Corp.	3,335	878,839
Elevance Health, Inc.	12,666	6,112,358
HCA Healthcare, Inc.	4,333	728,204
Laboratory Corp. of America Holdings	2,300	539,028
UnitedHealth Group, Inc.	6,427	3,301,100
		14,696,953
Life Sciences Tools & Services (1.9%)
PerkinElmer, Inc.	8,519	1,211,572
Thermo Fisher Scientific, Inc.	4,488	2,438,241
		3,649,813
Pharmaceuticals (7.0%)
AstraZeneca PLC ADR (c)	73,463	4,853,700
Bristol-Myers Squibb Co.	21,980	1,692,460
Elanco Animal Health, Inc. (b)	903	17,726
Johnson & Johnson	28,377	5,037,201
Sanofi ADR (c)	30,989	1,550,380
		13,151,467

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (8.9%)
Aerospace & Defense (1.8%)
L3Harris Technologies, Inc.	10,053	$2,429,810
Northrop Grumman Corp.	1,750	837,498
		3,267,308
Commercial Services & Supplies (1.0%)
Republic Services, Inc.	14,629	1,914,497
Electrical Equipment (1.4%)
Eaton Corp. PLC (c)	11,647	1,467,406
Hubbell, Inc.	6,509	1,162,377
		2,629,783
Industrial Conglomerates (2.2%)
General Electric Co.	8,677	552,464
Honeywell International, Inc.	13,812	2,400,664
Siemens AG (c)	12,225	1,240,871
		4,193,999
Machinery (0.3%)
Illinois Tool Works, Inc.	2,900	528,525
Road & Rail (2.2%)
CSX Corp.	96,286	2,798,071
Norfolk Southern Corp.	2,856	649,140
Union Pacific Corp.	3,411	727,498
		4,174,709
Information Technology (10.4%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	4,293	899,813
Electronic Equipment, Instruments & Components (1.0%)
Corning, Inc.	24,803	781,542
TE Connectivity Ltd. (c)	9,880	1,117,922
		1,899,464
Interactive Media & Services (1.3%)
Alphabet, Inc. Class C (b)	926	2,025,579
Meta Platforms, Inc. Class A (b)	3,300	532,125
		2,557,704
IT Services (1.2%)
Accenture PLC Class A (c)	2,547	707,175
Fiserv, Inc. (b)	17,053	1,517,205
		2,224,380
Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	9,400	1,373,246
Applied Materials, Inc.	2,600	236,548
KLA Corp.	4,700	1,499,676
Lam Research Corp.	2,130	907,700
NXP Semiconductors NV (c)	483	71,498
QUALCOMM, Inc.	4,720	602,933
Texas Instruments, Inc.	900	138,285
		4,829,886
	Shares	Value(a)
Software (3.8%)
Microsoft Corp.	19,714	$5,063,146
Salesforce, Inc. (b)	13,400	2,211,536
		7,274,682
Materials (2.7%)
Chemicals (2.2%)
International Flavors & Fragrances, Inc.	14,870	1,771,314
Nutrien Ltd. (c)	13,963	1,112,712
Sherwin-Williams Co.	5,653	1,265,763
		4,149,789
Containers & Packaging (0.5%)
Ball Corp.	10,500	722,085
Packaging Corp. of America	1,881	258,638
		980,723
Real Estate (2.4%)
Hotels & Resort REITs (0.9%)
Hilton Worldwide Holdings, Inc.	3,700	412,328
Host Hotels & Resorts, Inc.	74,900	1,174,432
		1,586,760
Industrial REITs (0.7%)
Prologis, Inc.	11,733	1,380,388
Residential REITs (0.5%)
AvalonBay Communities, Inc.	2,200	427,350
Equity LifeStyle Properties, Inc.	2,554	179,980
Equity Residential	4,700	339,434
		946,764
Specialized REITs (0.3%)
Equinix, Inc.	860	565,037
Utilities (12.7%)
Electric Utilities (6.9%)
American Electric Power Co., Inc.	25,390	2,435,917
Duke Energy Corp.	17,300	1,854,733
Exelon Corp.	2,100	95,172
NextEra Energy, Inc.	7,100	549,966
Southern Co.	83,514	5,955,383
Xcel Energy, Inc.	31,199	2,207,641
		13,098,812
Multi-Utilities (5.8%)
Ameren Corp.	5,700	515,052
CMS Energy Corp.	3,470	234,225
Dominion Energy, Inc.	50,965	4,067,517
DTE Energy Co.	6,378	808,411
NiSource, Inc.	43,800	1,291,662
Sempra Energy	23,743	3,567,861
WEC Energy Group, Inc.	3,900	392,496
		10,877,224
Total common stocks (cost: $189,292,629)		182,679,176

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Preferred Stocks (0.1%)
Utilities (0.1%)
AES Corp. , 6.875%	2,456	$212,027
Total Preferred Stocks (cost: $246,895)		212,027
Short-Term Securities (3.2%)
Investment Companies (3.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	504,417	504,417
T. Rowe Price Reserve Investment Fund, current rate 1.350%	5,456,301	5,456,301
Total short-term securities (cost: $5,960,718)		5,960,718
Total investments in securities (cost: $195,500,242) (d)		188,851,921
Liabilities in excess of cash and other assets (-0.2%)		(442,770)
Total net assets (100.0%)		$188,409,151

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 12.8% of net assets in foreign securities at June 30, 2022.

(d)  At June 30, 2022, the cost of investments for federal income tax purposes was $197,267,310. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$6,263,162
Gross unrealized depreciation	(14,678,551)
Net unrealized depreciation	$(8,415,389)

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2022
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Communications Services (1.2%)
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.	26,394	$1,339,496
Consumer Discretionary (10.8%)
Automobiles (1.4%)
Ford Motor Co.	61,186	681,000
Tesla, Inc. (b)	1,366	919,892
		1,600,892
Entertainment (1.3%)
Walt Disney Co. (b)	14,883	1,404,955
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc. Class A (b)	4,940	440,055
McDonald's Corp.	6,978	1,722,729
		2,162,784
Internet & Catalog Retail (3.5%)
Amazon.com, Inc. (b)	35,980	3,821,436
Specialty Retail (1.5%)
TJX Cos., Inc.	30,137	1,683,151
Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc. Class B	12,296	1,256,651
Consumer Staples (7.4%)
Beverages (2.8%)
Constellation Brands, Inc. Class A	7,400	1,724,644
Monster Beverage Corp. (b)	14,490	1,343,223
		3,067,867
Food & Staples Retailing (1.2%)
Sysco Corp.	15,383	1,303,094
Household Products (3.4%)
Colgate-Palmolive Co.	13,431	1,076,360
Procter & Gamble Co.	18,858	2,711,592
		3,787,952
Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
ConocoPhillips	12,950	1,163,040
EOG Resources, Inc.	21,266	2,348,617
		3,511,657
Financial (10.9%)
Capital Markets (2.4%)
Charles Schwab Corp.	14,098	890,711
Morgan Stanley	23,364	1,777,066
		2,667,777
Commercial Banks (4.6%)
Bank of America Corp.	64,511	2,008,228
JPMorgan Chase & Co.	20,728	2,334,180
PNC Financial Services Group, Inc.	4,787	755,245
		5,097,653
	Shares	Value(a)
Consumer Finance (1.5%)
American Express Co.	11,543	$1,600,091
Insurance (2.4%)
Chubb Ltd. (c)	7,001	1,376,257
Progressive Corp.	11,057	1,285,597
		2,661,854
Health Care (18.6%)
Biotechnology (2.2%)
Regeneron Pharmaceuticals, Inc. (b)	2,418	1,429,352
Vertex Pharmaceuticals, Inc. (b)	3,743	1,054,740
		2,484,092
Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	10,740	1,166,901
Baxter International, Inc.	17,277	1,109,702
Becton Dickinson & Co.	5,587	1,377,363
Danaher Corp.	5,813	1,473,712
Hologic, Inc. (b)	16,375	1,134,787
		6,262,465
Health Care Providers & Services (4.2%)
Laboratory Corp. of America Holdings	3,995	936,268
UnitedHealth Group, Inc.	7,336	3,767,990
		4,704,258
Life Sciences Tools & Services (1.8%)
Thermo Fisher Scientific, Inc.	3,624	1,968,847
Pharmaceuticals (4.7%)
Eli Lilly & Co.	8,562	2,776,057
Pfizer, Inc.	45,338	2,377,072
		5,153,129
Industrials (7.8%)
Aerospace & Defense (1.6%)
Raytheon Technologies Corp.	18,017	1,731,614
Building Products (1.6%)
Fortune Brands Home & Security, Inc.	11,772	704,907
Johnson Controls International PLC (c)	21,700	1,038,996
		1,743,903
Commercial Services & Supplies (0.7%)
Republic Services, Inc.	5,661	740,855
Electrical Equipment (1.0%)
AMETEK, Inc.	10,116	1,111,647
Machinery (2.9%)
Deere & Co.	4,013	1,201,773
IDEX Corp.	5,371	975,535
Illinois Tool Works, Inc.	5,908	1,076,733
		3,254,041

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (33.6%)
Communications Equipment (2.2%)
F5, Inc. (b)	5,627	$861,156
Motorola Solutions, Inc.	7,431	1,557,538
		2,418,694
Computers & Peripherals (5.6%)
Apple, Inc.	38,230	5,226,806
NetApp, Inc.	14,017	914,469
		6,141,275
Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	7,255	1,143,098
Corning, Inc.	29,877	941,424
		2,084,522
Interactive Media & Services (7.1%)
Alphabet, Inc. Class A (b)	2,720	5,927,587
GoDaddy, Inc. Class A (b)	11,208	779,628
Meta Platforms, Inc. Class A (b)	6,608	1,065,540
		7,772,755
IT Services (4.0%)
Fidelity National Information Services, Inc.	9,721	891,124
Global Payments, Inc.	6,252	691,721
Leidos Holdings, Inc.	10,110	1,018,178
Mastercard, Inc. Class A	5,821	1,836,409
		4,437,432
Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc. (b)	11,538	882,311
KLA Corp.	3,401	1,085,191
NVIDIA Corp.	2,777	420,965
QUALCOMM, Inc.	9,024	1,152,726
Texas Instruments, Inc.	10,964	1,684,619
		5,225,812
	Shares	Value(a)
Software (8.1%)
Microsoft Corp.	24,040	$6,174,193
Palo Alto Networks, Inc. (b)	1,836	906,874
Salesforce, Inc. (b)	7,946	1,311,408
Workday, Inc. Class A (b)	3,881	541,710
		8,934,185
Materials (1.0%)
Chemicals (1.0%)
PPG Industries, Inc.	9,527	1,089,317
Real Estate (1.8%)
Industrial REITs (1.0%)
Prologis, Inc.	9,097	1,070,262
Residential REITs (0.8%)
AvalonBay Communities, Inc.	4,644	902,097
Utilities (2.7%)
Electric Utilities (2.7%)
American Electric Power Co., Inc.	16,879	1,619,371
Duke Energy Corp.	12,686	1,360,066
		2,979,437
Total common stocks (cost: $81,970,692)		109,177,949
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 1.430%	1,188,506	1,188,506
Total short-term securities (cost: $1,188,506)		1,188,506
Total investments in securities (cost: $83,159,198) (d)		110,366,455
Liabilities in excess of cash and other assets (-0.1%)		(88,193)
Total net assets (100.0%)		$110,278,262

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to financial statements.

(b)  Non-income producing security.

(c)  Foreign security: the Fund held 2.2% of net assets in foreign securities at June 30, 2022.

(d)  At June 30, 2022, the cost of investments for federal income tax purposes was $83,229,650. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$31,616,484
Gross unrealized depreciation	(4,479,679)
Net unrealized appreciation	$27,136,805

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2022

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund	SFT Delaware IvySM Growth Fund		SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund		SFT Government Money Market Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$393,736,687	$471,006,521		$494,278,165		$145,397,790		$326,119,816		$231,317,360
Affiliated issuers (Note 8)		229,676,030	–		–		–		–		–
Cash on demand deposit		9,000,000	54,623		–		–		7,225,000		–
Due from broker[1]		–	200,000		–		–		500,000		–
Foreign currency on deposit[2]		–	–		–		–		–		–
Receivable:
Fund shares sold		322,698	–		–		–		–		846
Investment securities sold (including paydowns)		–	1,506,124		852,402		1,058,394		–		–
Dividends and accrued interest		1,488,867	2,582,719		272,243		17,609		29,867		44,809
Refundable foreign income taxes withheld		–	–		–		–		–		–
Variation margin on futures contracts		977,900	194,107		–		–		825,500		–
Unrealized appreciation on forward foreign currency contracts		–	–		–		–		–		–
Prepaid expenses		5,413	10,889		10,026		5,833		9,247		10,241
Total assets		635,207,595	475,554,983		495,412,836		146,479,626		334,709,430		231,373,256
Liabilities
Due to broker[3]		–	–		–		–		–		–
Payable:
Fund shares repurchased		–	304,913		425,075		62,242		54,212		–
Investment securities purchased		–	1,272,268		208,596		364,956		–		–
Adviser		426,220	259,370		382,293		142,332		226,794		104,204
Variation margin on futures contracts		–	–		–		–		–		–
Accrued expenses		73,707	95,221		67,434		44,725		39,183		47,897
Unrealized depreciation on forward foreign currency contracts		–	–		–		–		–		–
Options written at value[4]		17,203	–		–		–		8,946		–
Total liabilities		517,130	1,931,772		1,083,398		614,255		329,135		152,101
Net assets applicable to outstanding capital stock		$634,690,465	$473,623,211		$494,329,438		$145,865,371		$334,380,295		$231,221,155
Net Assets Consist of:
Paid in capital**		$414,695,562	$404,486,337		$(32,491,904)		$24,426,312		$278,470,457		$231,219,089
Total distributable earnings		219,994,903	69,136,874		526,821,342		121,439,059		55,909,838		2,066
Net assets		$634,690,465	$473,623,211		$494,329,438		$145,865,371		$334,380,295		$231,221,155
Net assets by class:
Class 1	$	N/A	$7,619,584	$	N/A	$	N/A	$	N/A	$	N/A
Class 2		634,690,465	466,003,627		494,329,438		145,865,371		334,380,295		231,221,155
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.473		N/A		N/A		N/A		N/A
Class 2		18.574	2.391		27.148		19.524		12.921		1.000
* Identified cost:
Unaffiliated issuers		$409,382,103	$513,107,510		$354,518,079		$153,520,362		$293,489,569		$231,317,360
Affiliated issuers		107,000,000	–		–		–		–		–
** Shares outstanding by class:
Class 1		N/A	3,081,102		N/A		N/A		N/A		N/A
Class 2		34,171,215	194,887,937		18,208,482		7,470,978		25,878,484		231,221,155
[1] Collateral for open futures contracts		$–	$200,000		$–		$–		$500,000		$–
[2] Foreign currency on deposit (cost)		$–	$–		$–		$–		$–		$–
[3] Collateral for open foreign currency contracts		$–	$–		$–		$–		$–		$–
[4] Premiums received		$267,110	$–		$–		$–		$140,127		$–

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$186,752,781	$975,695,373	$83,930,588	$124,302,365		$188,851,921	$110,366,455
Affiliated issuers (Note 8)	–	–	–	–		–	–
Cash on demand deposit	–	13,835	–	–		–	–
Due from broker[1]	–	–	427,094	–		–	–
Foreign currency on deposit[2]	–	–	20,328	–		11,878	–
Receivable:
Fund shares sold	9,173	29,555	–	–		119,538	–
Investment securities sold (including paydowns)	193,020	–	780,236	–		2,776,832	–
Dividends and accrued interest	205,621	770,961	301,177	396,708		261,364	74,076
Refundable foreign income taxes withheld	–	–	13,232	–		12,984	–
Variation margin on futures contracts	–	–	184,797	–		–	–
Unrealized appreciation on forward foreign currency contracts	–	–	671,529	–		–	–
Prepaid expenses	5,388	11,485	5,484	5,844		25,477	6,007
Total assets	187,165,983	976,521,209	86,334,465	124,704,917		192,059,994	110,446,538
Liabilities
Due to broker[3]	–	–	130,000	–		–	–
Payable:
Fund shares repurchased	94,375	862,274	16,704	104,176		–	34,200
Investment securities purchased	242,237	–	778,789	–		3,451,493	–
Adviser	64,273	270,664	67,691	101,636		150,290	88,498
Variation margin on futures contracts	97,690	203,154	–	–		–	–
Accrued expenses	60,913	106,451	87,235	53,334		49,060	45,578
Unrealized depreciation on forward foreign currency contracts	–	–	230,580	–		–	–
Options written at value[4]	–	–	–	–		–	–
Total liabilities	559,488	1,442,543	1,310,999	259,146		3,650,843	168,276
Net assets applicable to outstanding capital stock	$186,606,495	$975,078,666	$85,023,466	$124,445,771		$188,409,151	$110,278,262
Net Assets Consist of:
Paid in capital**	$(48,034,080)	$(122,935,182)	$99,473,847	$(7,967,371)		$48,096,348	$14,450,439
Total distributable earnings	234,640,575	1,098,013,848	(14,450,381)	132,413,142		140,312,803	95,827,823
Net assets	$186,606,495	$975,078,666	$85,023,466	$124,445,771		$188,409,151	$110,278,262
Net assets by class:
Class 1	$23,667,803	$304,181,781	$1,746,967	$10,620,809	$	N/A	$2,901,767
Class 2	162,938,692	670,896,885	83,276,499	113,824,962		188,409,151	107,376,495
Net asset value per share of outstanding capital stock by class:
Class 1	6.254	16.146	2.182	6.356		N/A	21.874
Class 2	6.046	15.612	2.109	6.145		19.198	21.432
* Identified cost:
Unaffiliated issuers	$153,055,958	$368,643,873	$91,069,238	$121,338,157		$195,500,242	$83,159,198
Affiliated issuers	–	–	–	–		–	–
** Shares outstanding by class:
Class 1	3,784,649	18,839,013	800,664	1,671,091		N/A	132,658
Class 2	26,947,724	42,973,239	39,478,271	18,523,995		9,814,062	5,010,055
[1] Collateral for open futures contracts	$–	$–	$427,094	$–		$–	$–
[2] Foreign currency on deposit (cost)	$–	$–	$13,578	$–		$12,018	$–
[3] Collateral for open foreign currency contracts	$–	$–	$(130,000)	$–		$–	$–
[4] Premiums received	$–	$–	$–	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2022

(Unaudited)

	SFT Balanced Stabilization Fund	SFT Core Bond Fund	SFT Delaware IvySM Growth Fund	SFT Delaware IvySM Small Cap Growth Fund	SFT Equity Stabilization Fund	SFT Government Money Market Fund
Income:
Interest[1]	$2,851,044	$6,607,201	$–	$–	$–	$274,837
Dividends[1]	1,012,012	3,255	1,911,525	338,941	3,453,634	103,859
Foreign tax withholding	–	–	(29,334)	–	–	–
Total investment income	3,863,056	6,610,456	1,882,191	338,941	3,453,634	378,696
Expenses (Note 4):
Investment advisory fee	1,836,865	992,761	1,867,241	727,825	949,429	258,156
Rule 12b-1 fees	834,939	610,846	724,342	214,066	431,559	258,156
Audit and accounting services	121,592	137,906	89,658	55,837	62,680	65,556
Administrative services fee	19,389	22,364	17,405	17,405	19,389	28,812
Legal fees	14,431	20,655	14,431	14,431	14,431	14,431
Custodian fees	7,488	7,140	6,100	8,331	7,388	4,811
Printing and shareholder reports	4,264	4,264	4,264	4,264	4,264	4,165
Trustee's fees	18,820	18,820	18,820	18,820	18,820	18,820
S&P licensing fee	–	–	–	–	–	–
Insurance	5,944	5,944	5,944	5,944	5,944	5,944
Other	2,281	8,729	16,364	10,812	6,845	4,760
Total expenses before fees waived	2,866,013	1,829,429	2,764,569	1,077,735	1,520,749	663,611
Less fees waived (Note 4)	–	–	–	–	–	(348,440)
Total expenses net of fees waived	2,866,013	1,829,429	2,764,569	1,077,735	1,520,749	315,171
Net investment income (loss)	997,043	4,781,027	(882,378)	(738,794)	1,932,885	63,525
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	(4,963,679)	(2,868,621)	25,566,132	5,664,584	5,527,230	–
Written options contracts	349,749	–	–	–	179,253	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	–	–
Net increase from litigation payments	–	–	–	1,700	–	–
Futures contracts	4,901,270	(1,687,766)	–	–	(7,242,586)	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	(43,928,574)	(53,636,780)	(211,577,332)	(59,594,156)	(44,623,176)	–
Affiliated issuers (Note 8)	(57,538,608)	–	–	–	–	–
Written options contracts	249,670	–	–	–	131,087	–
Translation of assets and liabilities in foreign currency	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures contracts	10,034,535	(281,776)	–	–	7,048,482	–
Net gains (losses) on investments	(90,895,637)	(58,474,943)	(186,011,200)	(53,927,872)	(38,979,710)	–
Net increase (decrease) in net assets resulting from operations	$(89,898,594)	$(53,693,916)	$(186,893,578)	$(54,666,666)	$(37,046,825)	$63,525
[1] All income is from unaffiliated issuers.

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$3,095	$–	$1,228,554	$–	$11,756	$56
Dividends[1]	1,581,777	8,380,575	3,707	2,033,150	1,924,548	887,606
Foreign tax withholding	(1,553)	(1,992)	(14,908)	–	(30,934)	(3,328)
Total investment income	1,583,319	8,378,583	1,217,353	2,033,150	1,905,370	884,334
Expenses (Note 4):
Investment advisory fee	157,739	794,571	261,277	513,542	710,299	409,152
Rule 12b-1 fees	231,711	950,436	106,683	168,558	265,037	153,686
Audit and accounting services	66,747	123,724	73,044	61,640	56,382	58,863
Administrative services fee	17,405	17,405	24,348	17,405	17,405	17,405
Legal fees	14,431	20,480	14,431	20,655	14,431	14,431
Custodian fees	8,628	9,421	30,249	6,447	22,216	7,488
Printing and shareholder reports	4,264	4,264	4,264	4,264	4,264	4,264
Trustee's fees	18,820	18,820	18,820	18,820	18,820	18,820
S&P licensing fee	10,612	31,340	–	–	–	–
Insurance	5,944	5,944	5,944	5,944	5,944	5,944
Other	4,861	15,918	9,820	3,916	10,860	3,868
Total expenses before fees waived	541,162	1,992,323	548,880	821,191	1,125,658	693,921
Less fees waived (Note 4)	–	–	–	–	–	–
Total expenses net of fees waived	541,162	1,992,323	548,880	821,191	1,125,658	693,921
Net investment income (loss)	1,042,157	6,386,260	668,473	1,211,959	779,712	190,413
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	3,902,431	8,519,515	(1,473,445)	8,827,470	14,931,780	3,416,785
Written options contracts	–	–	–	–	–	–
Foreign forward currency contracts	–	–	394,885	–	–	–
Foreign currency transactions	–	–	691	–	(7,359)	–
Net increase from litigation payments	21,441	12,991	19,201	–	335	23,157
Futures contracts	(1,524,963)	(2,652,939)	(1,764,996)	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax	(48,207,396)	(255,291,100)	(5,082,771)	(42,966,983)	(49,558,949)	(33,646,895)
Affiliated issuers (Note 8)	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	192,932	–	(620)	–
Foreign forward currency contracts	–	–	(3,282)	–	–	–
Futures contracts	(1,342,868)	(2,683,255)	(195,185)	–	–	–
Net gains (losses) on investments	(47,151,355)	(252,094,788)	(7,911,970)	(34,139,513)	(34,634,813)	(30,206,953)
Net increase (decrease) in net assets resulting from operations	$(46,109,198)	$(245,708,528)	$(7,243,497)	$(32,927,554)	$(33,855,101)	$(30,016,540)
[1] All income is from unaffiliated issuers.

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2022 and year ended December 31, 2021

(Unaudited)

	SFT Balanced Stabilization Fund		SFT Core Bond Fund		SFT Delaware IvySM Growth Fund
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$997,043	$680,135	$4,781,027	$9,127,135	$(882,378)	$(2,511,586)
Net realized gains (losses) on investments	287,340	30,773,557	(4,556,387)	(467,086)	25,566,132	80,994,825
Net change in unrealized appreciation or depreciation of investments	(91,182,977)	57,575,189	(53,918,556)	(11,323,520)	(211,577,332)	95,694,143
Net increase (decrease) in net assets resulting from operations	(89,898,594)	89,028,881	(53,693,916)	(2,663,471)	(186,893,578)	174,177,382
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	949,483	2,557,649	–	–
Class 2	15,399,962	20,502,040	11,593,728	57,112,903	1,024,584	533,469
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(262,740)	(321,527)	–	–
Class 2	(20,353,732)	(58,176,028)	(15,293,989)	(23,367,538)	(25,238,085)	(75,521,572)
Increase (decrease) in net assets from capital stock transactions	(4,953,770)	(37,673,988)	(3,013,518)	35,981,487	(24,213,501)	(74,988,103)
Total increase (decrease) in net assets	(94,852,364)	51,354,893	(56,707,434)	33,318,016	(211,107,079)	99,189,279
Net assets at beginning of period	729,542,829	678,187,936	530,330,645	497,012,629	705,436,517	606,247,238
Net assets at end of period	$634,690,465	$729,542,829	$473,623,211	$530,330,645	$494,329,438	$705,436,517
Capital share transactions:
Proceeds from sales
Class 1	–	–	361,806	931,524	–	–
Class 2	796,567	1,040,728	4,533,157	21,495,901	35,789	18,676
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(102,714)	(117,009)	–	–
Class 2	(1,022,395)	(2,916,842)	(6,174,879)	(8,812,950)	(789,656)	(2,287,884)
Net change from capital transactions	(225,828)	(1,876,114)	(1,382,630)	13,497,466	(753,867)	(2,269,208)

See accompanying notes to financial statements.

	SFT Delaware IvySM Small Cap Growth Fund		SFT Equity Stabilization Fund
	2022	2021	2022	2021
Operations:
Net investment income	$(738,794)	$(1,843,532)	$1,932,885	$4,062,284
Net realized gains (losses) on investments	5,666,284	35,934,114	(1,536,103)	13,648,891
Net change in unrealized appreciation or depreciation of investments	(59,594,156)	(23,831,963)	(37,443,607)	23,514,377
Net increase (decrease) in net assets resulting from operations	(54,666,666)	10,258,619	(37,046,825)	41,225,552
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	1,518,400	1,835,165	9,181,575	11,333,212
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(5,652,589)	(19,261,342)	(10,087,190)	(35,808,323)
Increase (decrease) in net assets from capital stock transactions	(4,134,189)	(17,426,177)	(905,615)	(24,475,111)
Total increase (decrease) in net assets	(58,800,855)	(7,167,558)	(37,952,440)	16,750,441
Net assets at beginning of period	204,666,226	211,833,784	372,332,735	355,582,294
Net assets at end of period	$145,865,371	$204,666,226	$334,380,295	$372,332,735
Capital share transactions:
Proceeds from sales
Class 1	–	–	–	–
Class 2	67,943	67,382	694,822	820,033
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	–	–
Class 2	(248,108)	(697,889)	(739,127)	(2,668,223)
Net change from capital transactions	(180,165)	(630,507)	(44,305)	(1,848,190)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2022 and year ended December 31, 2021

(Unaudited)

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund		SFT Index 500 Fund
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$63,525	$–	$1,042,157	$1,652,494	$6,386,260	$11,323,005
Net realized gains (losses) on investments	–	–	2,398,909	25,848,251	5,879,567	54,598,627
Net change in unrealized appreciation or depreciation of investments	–	–	(49,550,264)	19,807,664	(257,974,355)	208,627,322
Net increase (decrease) in net assets resulting from operations	63,525	–	(46,109,198)	47,308,409	(245,708,528)	274,548,954
Distributions to shareholders:
From distributable earnings
Class 2	(63,525)	–	–	–	–	–
Decrease in net assets from distributions	(63,525)	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	4,126,519	5,959,281	15,349,596	29,049,479
Class 2	66,046,991	38,077,001	1,331,573	2,325,362	6,220,153	19,582,173
Value of distributions reinvested
Class 2	63,525	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(300,886)	(573,325)	(1,605,855)	(14,455,661)
Class 2	(31,967,710)	(37,875,640)	(5,596,187)	(26,036,416)	(27,132,539)	(84,212,900)
Increase (decrease) in net assets from capital stock transactions	34,142,806	201,361	(438,981)	(18,325,098)	(7,168,645)	(50,036,909)
Total increase (decrease) in net assets	34,142,806	201,361	(46,548,179)	28,983,311	(252,877,173)	224,512,045
Net assets at beginning of period	197,078,349	196,876,988	233,154,674	204,171,363	1,227,955,839	1,003,443,794
Net assets at end of period	$231,221,155	$197,078,349	$186,606,495	$233,154,674	$975,078,666	$1,227,955,839
Capital share transactions:
Proceeds from sales
Class 1	–	–	575,524	803,253	838,561	1,537,397
Class 2	132,093,982	38,077,001	199,728	326,818	355,939	1,090,964
Issued on reinvestment of distributions
Class 2	127,049	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(43,555)	(78,858)	(86,997)	(745,439)
Class 2	(63,935,420)	(37,875,640)	(822,970)	(3,734,848)	(1,518,867)	(4,855,719)
Net change from capital transactions	68,285,611	201,361	(91,273)	(2,683,635)	(411,364)	(2,972,797)

See accompanying notes to financial statements.

	SFT International Bond Fund		SFT Real Estate Securities Fund
	2022	2021	2022	2021
Operations:
Net investment income	$668,473	$831,779	$1,211,959	$1,254,508
Net realized gains (losses) on investments	(2,823,664)	(9,883,969)	8,827,470	18,190,448
Net change in unrealized appreciation or depreciation of investments	(5,088,306)	5,392,471	(42,966,983)	34,305,944
Net increase (decrease) in net assets resulting from operations	(7,243,497)	(3,659,719)	(32,927,554)	53,750,900
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	218,071	685,192	752,981	3,897,473
Class 2	5,854,477	7,322,451	547,553	10,951,153
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(106,263)	(376,322)	(656,991)	(375,521)
Class 2	(4,452,717)	(4,372,840)	(17,077,798)	(20,337,710)
Increase (decrease) in net assets from capital stock transactions	1,513,568	3,258,481	(16,434,255)	(5,864,605)
Total increase (decrease) in net assets	(5,729,929)	(401,238)	(49,361,809)	47,886,295
Net assets at beginning of period	90,753,395	91,154,633	173,807,580	125,921,285
Net assets at end of period	$85,023,466	$90,753,395	$124,445,771	$173,807,580
Capital share transactions:
Proceeds from sales
Class 1	96,011	287,069	105,392	542,889
Class 2	2,681,294	3,148,037	85,902	1,590,621
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(46,898)	(158,139)	(92,018)	(56,722)
Class 2	(2,036,446)	(1,885,931)	(2,395,568)	(3,079,110)
Net change from capital transactions	693,961	1,391,036	(2,296,292)	(1,002,322)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2022 and year ended December 31, 2021

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2022	2021	2022	2021
Operations:
Net investment income	$779,712	$897,403	$190,413	$238,717
Net realized gains (losses) on investments	14,924,756	55,592,342	3,439,942	14,602,167
Net change in unrealized appreciation or depreciation of investments	(49,559,569)	696,317	(33,646,895)	14,573,796
Net increase (decrease) in net assets resulting from operations	(33,855,101)	57,186,062	(30,016,540)	29,414,680
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	995,046	1,136,597
Class 2	1,458,742	10,386,456	316,519	885,222
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(413,524)	(304,280)
Class 2	(18,527,316)	(34,589,303)	(5,363,121)	(16,668,396)
Increase (decrease) in net assets from capital stock transactions	(17,068,574)	(24,202,847)	(4,465,080)	(14,950,857)
Total increase (decrease) in net assets	(50,923,675)	32,983,215	(34,481,620)	14,463,823
Net assets at beginning of period	239,332,826	206,349,611	144,759,882	130,296,059
Net assets at end of period	$188,409,151	$239,332,826	$110,278,262	$144,759,882
Capital share transactions:
Proceeds from sales
Class 1	–	–	41,385	43,942
Class 2	70,400	480,185	13,296	37,894
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(17,745)	(12,427)
Class 2	(877,629)	(1,710,343)	(219,539)	(682,712)
Net change from capital transactions	(807,229)	(1,230,158)	(182,603)	(613,303)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021		2020		2019		2018		2017
Net asset value, beginning of period	$21.210		$18.697		$16.892		$13.983		$14.401		$12.210
Income from investment operations:
Net investment income (a)	.029		.019		.082		.185		.162		.116
Net realized and unrealized gain(loss) on investments	(2.665)		2.494		1.723		2.724		(.580)		2.075
Total from investment operations	(2.636)		2.513		1.805		2.909		(.418)		2.191
Net asset value, end of period	$18.574		$21.210		$18.697		$16.892		$13.983		$14.401
Total return (b)	(12.44)%		13.46%		10.67%		20.81%		(2.90)%		17.94%
Net assets, end of period (in thousands)	$634,690		$729,543		$678,188		$577,805		$415,233		$373,124
Ratios to average net assets:
Expenses before waiver (d)	.86	%(c)	.85%		.86%		.90%		.98%		.98%
Expenses (d)	.86	%(c)	.84	%(e)	.80	%(e)	.80	%(e)	.80	%(e)	.80	%(e)
Net investment income (loss)	.30	%(c)	.10%		.48%		1.18%		1.12%		.87%
Portfolio turnover rate (excluding short-term securities)	1.2	%(f)	5.8%		–%		1.2%		2.2%		1.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$2.747		$2.755	$2.571	$2.355	$2.368	$2.257
Income from investment operations:
Net investment income (a)	.028		.056	.067	.078	.077	.069
Net realized and unrealized gain(loss) on investments	(.302)		(.064)	.117	.138	(.090)	.042
Total from investment operations	(.274)		(.008)	.184	.216	(.013)	.111
Net asset value, end of period	$2.473		$2.747	$2.755	$2.571	$2.355	$2.368
Total return (b)	(9.96)%		(0.29)%	7.15%	9.18%	(0.59)%	4.95%
Net assets, end of period (in thousands)	$7,619		$7,751	$5,530	$5,060	$3,640	$2,608
Ratios to average net assets:
Expenses (c)	.49	%(d)	.49%	.48%	.49%	.50%	.49%
Net investment income	2.18	%(d)	2.03%	2.52%	3.11%	3.29%	2.96%
Portfolio turnover rate (excluding short-term securities)	14.6	%(e)	67.3%	93.0%	130.4%	151.1%	159.8%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$2.659		$2.673	$2.501	$2.297	$2.316	$2.212
Income from investment operations:
Net investment income (a)	.024		.047	.059	.070	.069	.062
Net realized and unrealized gain(loss) on investments	(.292)		(.061)	.113	.134	(.088)	.042
Total from investment operations	(.268)		(.014)	.172	.204	(.019)	.104
Net asset value, end of period	$2.391		$2.659	$2.673	$2.501	$2.297	$2.316
Total return (b)	(10.07)%		(0.54)%	6.88%	8.90%	(0.84)%	4.69%
Net assets, end of period (in thousands)	$466,004		$522,580	$491,483	$482,818	$434,229	$382,697
Ratios to average net assets:
Expenses (c)	.74	%(d)	.74%	.73%	.74%	.75%	.74%
Net investment income (loss)	1.92	%(d)	1.78%	2.28%	2.87%	3.04%	2.71%
Portfolio turnover rate (excluding short-term securities)	14.6	%(e)	67.3%	93.0%	130.4%	151.1%	159.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$37.202		$28.554	$21.848	$16.007	$15.662	$12.120
Income from investment operations:
Net investment income (loss) (a)	(.048)		(.124)	(.038)	(.005)	.008	.022
Net realized and unrealized gain(loss) on investments	(10.006)		8.772	6.744	5.846	.337	3.520
Total from investment operations	(10.054)		8.648	6.706	5.841	.345	3.542
Net asset value, end of period	$27.148		$37.202	$28.554	$21.848	$16.007	$15.662
Total return (b)	(27.02)%		30.29%	30.69%	36.49%	2.21%	29.22%
Net assets, end of period (in thousands)	$494,329		$705,437	$606,247	$544,843	$453,883	$504,437
Ratios to average net assets:
Expenses (c)	.95	%(d)	.96%	.97%	.98%	.97%	.97%
Net investment income (loss)	(.30	)%(d)	(.38)%	(.16)%	(.03)%	.04%	.16%
Portfolio turnover rate (excluding short-term securities)	5.9	%(e)	14.4%	28.9%	29.9%	42.3%	40.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Delaware IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.750		$25.579	$18.772	$15.181	$15.802	$12.611
Income from investment operations:
Net investment loss (a)	(.098)		(.233)	(.161)	(.146)	(.102)	(.111)
Net realized and unrealized gain(loss) on investments	(7.128)		1.404	6.968	3.737	(.519)	3.302
Total from investment operations	(7.226)		1.171	6.807	3.591	(.621)	3.191
Net asset value, end of period	$19.524		$26.750	$25.579	$18.772	$15.181	$15.802
Total return (b)	(27.01)%		4.58%	36.26%	23.66%	(3.93)%	25.30%
Net assets, end of period (in thousands)	$145,865		$204,666	$211,834	$176,721	$163,367	$184,233
Ratios to average net assets:
Expenses (c)	1.26	%(d)	1.23%	1.24%	1.23%	1.21%	1.22%
Net investment loss	(.86	)%(d)	(.84)%	(.83)%	(.81)%	(.59)%	(.78)%
Portfolio turnover rate (excluding short-term securities)	33.4	%(e)	47.1%	53.6%	43.3%	53.1%	54.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.363		$12.804		$13.527		$11.594		$12.195		$10.483
Income from investment operations:
Net investment income (a)	.075		.154		.173		.275		.220		.169
Net realized and unrealized gain(loss) on investments	(1.517)		1.405		(.896)		1.658		(.821)		1.543
Total from investment operations	(1.442)		1.559		(.723)		1.933		(.601)		1.712
Net asset value, end of period	$12.921		$14.363		$12.804		$13.527		$11.594		$12.195
Total return (b)	(10.04)%		12.18%		(5.35)%		16.67%		(4.93)%		16.33%
Net assets, end of period (in thousands)	$334,380		$372,333		$355,582		$390,478		$298,485		$261,481
Ratios to average net assets:
Expenses before waiver (d)	.88	%(c)	.87%		.88%		.90%		.97%		.99%
Expenses (d)	.88	%(c)	.85	%(e)	.80	%(e)	.80	%(e)	.80	%(e)	.80	%(e)
Net investment income	1.12	%(c)	1.13%		1.38%		2.17%		1.82%		1.48%
Portfolio turnover rate (excluding short-term securities)	5.9	%(f)	3.4%		20.1%		–%		–%		9.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	.001		–	.002	.015	.012	.001
Net realized and unrealized gain on investments	–		–	–	–	–	–
Total from investment operations	.001		–	.002	.015	.012	.001
Less distributions:
Distributions from net investment income	(.001)		–	(.002)	(.015)	(.012)	(.001)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	0.03%		–%	0.21%	1.50%	1.18%	0.13%
Net assets, end of period (in thousands)	$231,221		$197,078	$196,877	$188,351	$72,761	$66,980
Ratios to average net assets:
Expenses before waiver	.64	%(e)	.66%	.68%	.83%	.90%	.92%
Expenses net of waiver (c)(d)	.31	%(e)	.04%	.29%	.70%	.70%	.78%
Net investment income	.06	%(e)	–%	.20%	1.35%	1.18%	.13%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.786		$6.264	$5.527	$4.392	$4.955	$4.275
Income from investment operations:
Net investment income (a)	.043		.068	.065	.067	.065	.055
Net realized and unrealized gain(loss) on investments	(1.575)		1.454	.672	1.068	(.628)	.625
Total from investment operations	(1.532)		1.522	.737	1.135	(.563)	.680
Net asset value, end of period	$6.254		$7.786	$6.264	$5.527	$4.392	$4.955
Total return (b)	(19.69)%		24.30%	13.34%	25.82%	(11.36)%	15.90%
Net assets, end of period (in thousands)	$23,667		$25,327	$15,838	$12,088	$7,662	$6,378
Ratios to average net assets:
Expenses (c)	.29	%(d)	.28%	.31%	.29%	.27%	.26%
Net investment income	1.23	%(d)	.93%	1.27%	1.31%	1.29%	1.21%
Portfolio turnover rate (excluding short-term securities)	6.6	%(e)	15.3%	14.4%	15.1%	14.6%	16.6%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.538		$6.079	$5.377	$4.284	$4.845	$4.191
Income from investment operations:
Net investment income (loss) (a)	.033		.050	.050	.054	.050	.042
Net realized and unrealized gain(loss) on investments	(1.525)		1.409	.652	1.039	(.611)	.612
Total from investment operations	(1.492)		1.459	.702	1.093	(.561)	.654
Net asset value, end of period	$6.046		$7.538	$6.079	$5.377	$4.284	$4.845
Total return (b)	(19.79)%		23.99%	13.06%	25.51%	(11.58)%	15.61%
Net assets, end of period (in thousands)	$162,939		$207,828	$188,333	$186,108	$182,703	$220,335
Ratios to average net assets:
Expenses (c)	.54	%(d)	.53%	.56%	.54%	.52%	.51%
Net investment income (loss)	.96	%(d)	.71%	1.02%	1.09%	1.03%	.95%
Portfolio turnover rate (excluding short-term securities)	6.6	%(e)	15.3%	14.4%	15.1%	14.6%	16.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.191		$15.732	$13.309	$10.144	$10.629	$8.745
Income from investment operations:
Net investment income (a)	.121		.215	.217	.215	.192	.175
Net realized and unrealized gain(loss) on investments	(4.166)		4.244	2.206	2.950	(.677)	1.709
Total from investment operations	(4.045)		4.459	2.423	3.165	(.485)	1.884
Net asset value, end of period	$16.146		$20.191	$15.732	$13.309	$10.144	$10.629
Total return (b)	(20.03)%		28.35%	18.20%	31.20%	(4.56)%	21.54%
Net assets, end of period (in thousands)	$304,182		$365,210	$272,088	$224,410	$164,095	$167,661
Ratios to average net assets:
Expenses (c)	.19	%(d)	.19%	.20%	.20%	.20%	.20%
Net investment income	1.34	%(d)	1.19%	1.62%	1.81%	1.74%	1.82%
Portfolio turnover rate (excluding short-term securities)	0.7	%(e)	2.3%	3.3%	2.6%	2.4%	2.7%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.547		$15.268	$12.949	$9.894	$10.393	$8.573
Income from investment operations:
Net investment income (a)	.095		.164	.179	.181	.160	.148
Net realized and unrealized gain(loss) on investments	(4.030)		4.115	2.140	2.874	(.659)	1.672
Total from investment operations	(3.935)		4.279	2.319	3.055	(.499)	1.820
Net asset value, end of period	$15.612		$19.547	$15.268	$12.949	$9.894	$10.393
Total return (b)	(20.13)%		28.03%	17.91%	30.88%	(4.80)%	21.23%
Net assets, end of period (in thousands)	$670,897		$862,746	$731,356	$689,994	$630,692	$708,275
Ratios to average net assets:
Expenses (c)	.44	%(d)	.44%	.45%	.45%	.45%	.45%
Net investment income	1.09	%(d)	.94%	1.38%	1.56%	1.49%	1.57%
Portfolio turnover rate (excluding short-term securities)	0.7	%(e)	2.3%	3.3%	2.6%	2.4%	2.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021		2020		2019	2018	2017
Net asset value, beginning of period	$2.367		$2.458		$2.620		$2.570	$2.533	$2.499
Income from investment operations:
Net investment income (a)	.020		.028		.035		.116	.091	.102
Net realized and unrealized (loss) on investments	(.205)		(.119)		(.197)		(.066)	(.054)	(.068)
Total from investment operations	(.185)		(.091)		(.162)		.050	.037	.034
Net asset value, end of period	$2.182		$2.367		$2.458		$2.620	$2.570	$2.533
Total return (b)	(7.81)%		(3.70	)%(c)	(6.18	)%(c)	1.93%	1.46%	1.38%
Net assets, end of period (in thousands)	$1,747		$1,779		$1,531		$1,396	$1,237	$1,134
Ratios to average net assets:
Expenses (d)	1.02	%(e)	1.04%		.98%		1.01%	.95%	.98%
Net investment income	1.79	%(e)	1.16%		1.40%		4.43%	3.57%	3.97%
Portfolio turnover rate (excluding short-term securities)	50.1	%(f)	124.2%		62.1%		23.4%	20.4%	58.7%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021		2020		2019	2018	2017
Net asset value, beginning of period	$2.291		$2.385		$2.549		$2.507	$2.477	$2.450
Income from investment operations:
Net investment income (a)	.017		.021		.028		.108	.082	.093
Net realized and unrealized (loss) on investments	(.199)		(.115)		(.192)		(.066)	(.052)	(.066)
Total from investment operations	(.182)		(.094)		(.164)		.042	.030	.027
Net asset value, end of period	$2.109		$2.291		$2.385		$2.549	$2.507	$2.477
Total return (b)	(7.93)%		3.94	%(c)	(6.43	)%(c)	1.68%	1.21%	1.12%
Net assets, end of period (in thousands)	$83,276		$88,974		$89,624		$99,019	$103,430	$106,869
Ratios to average net assets:
Expenses (d)	1.27	%(e)	1.29%		1.23%		1.26%	1.20%	1.23%
Net investment income	1.53	%(e)	.91%		1.15%		4.20%	3.32%	3.72%
Portfolio turnover rate (excluding short-term securities)	50.1	%(f)	124.2%		62.1%		23.4%	20.4%	58.7%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  The return includes adjustments in accordance with generally accepted accounting principles required at period end date.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.964		$5.515	$5.661	$4.534	$4.781	$4.526
Income from investment operations:
Net investment income (a)	.069		.061	.087	.096	.085	.081
Net realized and unrealized gain(loss) on investments	(1.677)		2.388	(.233)	1.031	(.332)	.174
Total from investment operations	(1.608)		2.449	(.146)	1.127	(.247)	.255
Net asset value, end of period	$6.356		$7.964	$5.515	$5.661	$4.534	$4.781
Total return (b)	(20.19)%		44.41%	(2.59)%	24.87%	(5.16)%	5.63%
Net assets, end of period (in thousands)	$10,621		$13,201	$6,461	$5,858	$4,122	$3,583
Ratios to average net assets:
Expenses (c)	.89	%(d)	.87%	.91%	.88%	.87%	.85%
Net investment income	1.93	%(d)	.91%	1.69%	1.79%	1.83%	1.75%
Portfolio turnover rate (excluding short-term securities)	16.9	%(e)	59.7%	74.9%	55.5%	70.0%	75.4%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$7.709		$5.352	$5.508	$4.422	$4.674	$4.436
Income from investment operations:
Net investment income (a)	.057		.055	.073	.082	.072	.070
Net realized and unrealized gain(loss) on investments	(1.621)		2.302	(.229)	1.004	(.324)	.168
Total from investment operations	(1.564)		2.357	(.156)	1.086	(.252)	.238
Net asset value, end of period	$6.145		$7.709	$5.352	$5.508	$4.422	$4.674
Total return (b)	(20.29)%		44.05%	(2.83)%	24.56%	(5.40)%	5.37%
Net assets, end of period (in thousands)	$113,825		$160,607	$119,460	$128,350	$116,067	$132,372
Ratios to average net assets:
Expenses (c)	1.14	%(d)	1.12%	1.16%	1.13%	1.12%	1.10%
Net investment income	1.63	%(d)	.85%	1.46%	1.59%	1.60%	1.55%
Portfolio turnover rate (excluding short-term securities)	16.9	%(e)	59.7%	74.9%	55.5%	70.0%	75.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.533		$17.411	$15.818	$12.568	$13.933	$11.747
Income from investment operations:
Net investment income (a)	.077		.082	.147	.186	.174	.153
Net realized and unrealized gain(loss) on investments	(3.412)		5.040	1.446	3.064	(1.539)	2.033
Total from investment operations	(3.335)		5.122	1.593	3.250	(1.365)	2.186
Net asset value, end of period	$19.198		$22.533	$17.411	$15.818	$12.568	$13.933
Total return (b)	(14.80)%		29.43%	10.06%	25.86%	(9.80)%	18.61%
Net assets, end of period (in thousands)	$188,409		$239,333	$206,350	$201,178	$181,589	$226,215
Ratios to average net assets:
Expenses (c)	1.06	%(d)	1.05%	1.06%	1.06%	1.04%	1.03%
Net investment income	.74	%(d)	.40%	1.01%	1.28%	1.26%	1.20%
Portfolio turnover rate (excluding short-term securities)	111.5	%(e)	100.1%	113.2%	131.1%	140.0%	90.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.698		$22.304	$18.861	$14.069	$14.369	$11.834
Income from investment operations:
Net investment income (a)	.068		.105	.116	.120	.099	.084
Net realized and unrealized gain(loss) on investments	(5.892)		5.289	3.327	4.672	(.399)	2.451
Total from investment operations	(5.824)		5.394	3.443	4.792	(.300)	2.535
Net asset value, end of period	$21.874		$27.698	$22.304	$18.861	$14.069	$14.369
Total return (b)	(21.03)%		24.18%	18.25%	34.06%	(2.09)%	21.42%
Net assets, end of period (in thousands)	$2,902		$3,020	$1,729	$1,251	$757	$706
Ratios to average net assets:
Expenses (c)	.86	%(d)	.84%	.86%	.86%	.84%	.85%
Net investment income	.56	%(d)	.42%	.61%	.71%	.66%	.64%
Portfolio turnover rate (excluding short-term securities)	10.2	%(e)	14.4%	23.0%	14.9%	21.6%	138.0%
	Class 2 Shares
	Six months ended June 30, 2022		Year ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.173		$21.936	$18.596	$13.906	$14.238	$11.755
Income from investment operations:
Net investment income (a)	.036		.042	.068	.077	.060	.051
Net realized and unrealized gain(loss) on investments	(5.777)		5.195	3.272	4.613	(.392)	2.432
Total from investment operations	(5.741)		5.237	3.340	4.690	(.332)	2.483
Net asset value, end of period	$21.432		$27.173	$21.936	$18.596	$13.906	$14.238
Total return (b)	(21.13)%		23.87%	17.96%	33.73%	(2.33)%	21.12%
Net assets, end of period (in thousands)	$107,376		$141,740	$128,567	$123,630	$102,769	$120,185
Ratios to average net assets:
Expenses (c)	1.11	%(d)	1.08%	1.11%	1.11%	1.09%	1.10%
Net investment income	.30	%(d)	.17%	.37%	.47%	.40%	.40%
Portfolio turnover rate (excluding short-term securities)	10.2	%(e)	14.4%	23.0%	14.9%	21.6%	138.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2022

(Unaudited)

(1)  Organization

Securian Funds Trust (Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act) each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund and the SFT International Bond Fund which operate as a non-diversified, open-end management investment companies. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund	NA	🗸
SFT Core Bond Fund	🗸	🗸
SFT Delaware IvySM Growth Fund	NA	🗸
SFT Delaware IvySM Small Cap Growth Fund	NA	🗸
SFT Equity Stabilization Fund	NA	🗸
SFT Government Money Market Fund	NA	🗸
SFT Index 400 Mid-Cap Fund	🗸	🗸
SFT Index 500 Fund	🗸	🗸
SFT International Bond Fund	🗸	🗸
SFT Real Estate Securities Fund	🗸	🗸
SFT T. Rowe Price Value Fund	NA	🗸
SFT Wellington Core Equity Fund	🗸	🗸

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (Securian Financial Group), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies, and strategies.

Class 2 shares are subject to a Rule 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a Rule 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities, and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Minnesota Life Insurance Company (Minnesota Life) and Securian Life Insurance Company (Securian Life) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the statement of assets and liabilities date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (Valuation Committee) and in accordance with the Board of Trustees (Board) approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2022, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, SFT International Bond Fund, and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) of its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB ASC Topic 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2022. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2018, 2019, 2020 and 2021) remain subject to examination by the Internal Revenue Service and states' department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds that are partnerships and disregarded entities (those funds other than SFT Government Money Market Fund and SFT International Bond Fund) are not required to and will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2022, the Funds did not have any outstanding, when-issued or forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities (i.e., "cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same adviser or sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the six months ended June 30, 2022, the Funds did not engage in any cross-trades.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2022 were as follows:

	Non-U.S. Government		U.S. Government*
Fund	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$—	$6,145,495	$29,480,509	$—
SFT Core Bond Fund	14,748,992	57,186,115	79,808,834	15,250,537
SFT Delaware IvySM Growth Fund	34,811,825	61,183,113	—	—
SFT Delaware IvySM Small Cap Growth Fund	57,088,818	63,052,702	—	—
SFT Equity Stabilization Fund	22,956,262	18,261,854	—	—
SFT Index 400 Mid-Cap Fund	12,857,988	12,370,664	997,035	1,000,000
SFT Index 500 Fund	7,591,462	11,633,234	—	—
SFT International Bond Fund	32,371,554	29,301,297	11,174,152	13,225,382
SFT Real Estate Securities Fund	24,871,816	38,918,738	—	—
SFT T. Rowe Price Value Fund	234,293,620	254,262,231	—	—
SFT Wellington Core Equity Fund	12,912,694	17,329,528	—	—

*  Includes U.S. government-sponsored enterprise securities.

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Each Fund pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Delaware IvySM Growth Fund	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Delaware IvySM Small Cap Growth Fund	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Equity Stabilization Fund	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund	0.60% of assets to $300 million; and 0.575% of next $200 million of assets; and 0.55% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT Real Estate Securities Fund	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.67% of assets to $300 million; and 0.65% of next $200 million of assets; and 0.625% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT Wellington Core Equity Fund	0.65% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.55% of assets exceeding $1 billion

Securian AM has a sub-advisory agreement with Brandywine Global Investment Management, LLC (Brandywine), a wholly owned subsidiary of Franklin Resources, Inc., as sub-advisor to SFT International Bond Fund, under which Securian AM pays Brandywine an annual fee of 0.30% based on average daily net assets.

Securian AM has a sub-advisory agreement with and Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, as sub-advisor to SFT Delaware IvySM Growth Fund and the SFT Delaware IvySM Call Cap Growth Fund, under which Securian AM pays DIFA an annual fee for SFT Delaware IvySM Growth Fund and the SFT Delaware IvySM Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has a sub-advisory agreement with T. Rowe Price Associates, Inc. (T. Rowe Price), a registered investment advisor for the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has a sub-advisory agreement with Wellington Management Company LLP (Wellington Management), a registered investment advisor for the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.28% to 0.31% based on average daily net assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $7,000 to $19,000.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2022, these fees ranged from 0.01% to 0.05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (Covered Funds). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. (Securian Financial), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers, or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed, or paid (the Expense Waiver) on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The agreement runs through April 30, 2023.

Securian Funds Trust
Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

As of June 30, 2022, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Excess Expense Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	June 30, 2022*	June 30, 2022*	June 30, 2022*	June 30, 2022	2023	2024	2025
SFT Government Money Market Fund	May 1, 2012	$159,432	$159,432	$29,576	$2,327,804	$197,114	$1,187,852	$942,838

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT Government Money Market Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021. The SFT Government Money Market Fund Agreement runs through April 30, 2023.

The SFT Government Money Market Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to their respective Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. A Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Funds' prospectus.

As of June 30, 2022, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense	Advisory Fees Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	Limit	June 30, 2022*	June 30, 2022	2023	2024	2025
SFT Balanced Stabilization Fund	Terminated May 1, 2021	N/A	$—	$648,120	$324,640	$323,480	$—
SFT Equity Stabilization Fund	Terminated May 1, 2021	N/A	$—	$480,654	$252,607	$228,047	$—
SFT Government Money Market Fund	November 1, 2017	0.70%	$—	$44,522	$44,522	$—	$—

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

Securian Funds Trust
Notes to Financial Statements – continued

(5)   Illiquid Investments

Non-Money Market Funds—Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2022, the SFT International Bond Fund held one illiquid security with a market value of $90,046, which represents 0.1% of net assets.

Government Money Market Funds—Money market funds are governed by Rule 2a-7 under the 1940 Act. By definition, a government money market fund is a fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Consequently, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of net assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2022, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2022, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2022 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$28,698,836	$—	$28,698,836
Other Mortgage-Backed Securities	—	1,436,175	—	1,436,175
Corporate Obligations	—	124,371,041	—	124,371,041
Purchased Options	256,880	—	—	256,880
Investment Companies	468,649,785	—	—	468,649,785
Total Investments	468,906,665	154,506,052	—	623,412,717
Other Financial Instruments*
Futures Contracts	10,034,535	—	—	10,034,535
Liabilities
Other Financial Instruments*
Written Options	(17,203)	—	—	(17,203)

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2022 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$189,891,093	$—	$189,891,093
Asset-Backed Securities	—	54,635,518	—	54,635,518
Other Mortgage-Backed Securities	—	56,285,222	—	56,285,222
Corporate Obligations	—	170,194,688	—	170,194,688
Total Investments	—	471,006,521	—	471,006,521
Other Financial Instruments*
Futures Contracts	433,203	—	—	433,203
Liabilities
Other Financial Instruments*
Futures Contracts	(655,837)	—	—	(655,837)
SFT Delaware IvySM Growth Fund
Assets
Common Stocks	490,640,646	—	—	490,640,646
Investment Companies	3,637,519	—	—	3,637,519
Total Investments	494,278,165	—	—	494,278,165
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	140,760,986	—	—	140,760,986
Investment Companies	4,636,804	—	—	4,636,804
Total Investments	145,397,790	—	—	145,397,790
SFT Equity Stabilization Fund
Assets
Investment Companies	325,986,256	—	—	325,986,256
Purchased Options	133,560	—	—	133,560
Total Investments	326,119,816	—	—	326,119,816
Other Financial Instruments*
Futures Contracts	6,973,496	—	—	6,973,496
Liabilities
Other Financial Instruments*
Written Options	(8,946)	—	—	(8,946)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	—	194,434,503	—	194,434,503
Investment Companies	36,882,857	—	—	36,882,857
Total Investments	36,882,857	194,434,503	—	231,317,360
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	176,412,494	—	—	176,412,494
U.S. Government Obligations	—	990,156	—	990,156
Investment Companies	9,350,131	—	—	9,350,131
Total Investments	185,762,625	990,156	—	186,752,781
Liabilities
Other Financial Instruments*
Futures Contracts	(1,140,398)	—	—	(1,140,398)

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2022 using
Fund	Level 1	Level 2	Level 3	Total
SFT Index 500 Fund
Assets
Common Stocks	$950,406,906	$—	$—	$950,406,906
Investment Companies	25,288,467	—	—	25,288,467
Total Investments	975,695,373	—	—	975,695,373
Liabilities
Other Financial Instruments*
Futures Contracts	(1,979,536)	—	—	(1,979,536)
SFT International Bond Fund
Assets
Long-Term Debt Securities	—	82,126,357	—	82,126,357
Investment Companies	1,804,231	—	—	1,804,231
Total Investments	1,804,231	82,126,357	—	83,930,588
Other Financial Instruments*
Forward Foreign Currency Contracts	—	671,529	—	671,529
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(230,580)	—	(230,580)
Futures Contracts	(311,543)	—	—	(311,543)
SFT Real Estate Securities Fund
Assets
Common Stocks	122,760,766	—	—	122,760,766
Investment Companies	1,541,599	—	—	1,541,599
Total Investments	124,302,365	—	—	124,302,365
SFT T. Rowe Price Value Fund
Assets
Common Stocks	182,679,176	—	—	182,679,176
Preferred Stocks	212,027	—	—	212,027
Investment Companies	5,960,718	—	—	5,960,718
Total Investments	188,851,921	—	—	188,851,921
SFT Wellington Core Equity Fund
Assets
Common Stocks	109,177,949	—	—	109,177,949
Investment Companies	1,188,506	—	—	1,188,506
Total Investments	110,366,455	—	—	110,366,455

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2022:

Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$99,752,689 (a)
Purchased options contracts	887,400
Written options contracts	(51,830)
SFT Core Bond Fund
Futures contracts	$75,984,078
SFT Equity Stabilization Fund
Futures contracts	$60,222,022
Purchased options contracts	787,968
Written options contracts	(61,195)

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Average Notional Amount
SFT Index 400 Mid-Cap Fund
Futures contracts	$12,167,345
SFT Index 500 Fund
Futures contracts	$23,369,289
SFT International Bond Fund
Futures contracts	$12,527,398
Forward foreign currency contracts	53,640,301

(a)  Positions were open for five months during the period.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund and SFT International Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each Fund from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Assets:
Investments in securities, at market value (purchased options)	$256,880	$—	$—
Variation margin on futures contracts*	10,034,535	—	—
Total	$10,291,415	$—	$—
Liabilities:
Written options contracts	$(17,203)	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$4,901,270	$—	$—
Purchased options contracts	(4,980,762)	—	—
Written options contracts	349,749	—	—
Total	$270,257	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$10,034,535	$—	$—
Purchased options contracts	(1,362,226)	—	—
Written options contracts	249,670	—	—
Total	$8,921,979	$—	$—

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Assets:
Variation margin on futures contracts*	$—	$433,203	$—
Liabilities:
Variation margin on futures contracts*	$—	$(655,837)	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$—	$(1,687,766)	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$—	$(281,776)	$—
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Assets:
Investments in securities, at market value (purchased options)	$133,560	$—	$—
Variation margin on futures contracts*	6,973,496	—	—
Total	$7,107,056	$—	$—
Liabilities:
Written options contracts	$(8,946)	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(7,242,586)	$—	$—
Purchased options contracts	211,211	—	—
Written options contracts	179,253	—	—
Total	$(6,852,122)	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$7,048,482	$—	$—
Purchased options contracts	(716,753)	—	—
Written options contracts	131,087	—	—
Total	$6,462,816	$—	$—

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Liabilities:
Variation margin on futures contracts*	$(1,140,398)	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(1,524,963)	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(1,342,868)	$—	$—
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Liabilities:
Variation margin on futures contracts*	$(1,979,536)	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(2,652,939)	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(2,683,255)	$—	$—
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2022
Assets:
Unrealized appreciation on forward foreign currency contracts	$—	$—	$671,529
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$—	$—	$(230,580)
Variation margin on futures contracts*	—	(311,543)	—
Total	$—	$(311,543)	$(230,580)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2022
Net Realized Gain (Loss) on Derivatives:
Foreign currency contracts	$—	$—	$394,885
Futures contracts	—	(1,764,996)	—
Total	$—	$(1,764,996)	$394,885
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Foreign currency contracts	$—	$—	$192,932
Futures contracts	—	(195,185)	—
Total	$—	$(195,185)	$192,932

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2022 none of the Funds' derivatives were subject to master netting arrangements.

(8)  Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index. A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2022 are as follows:

			As of June 30, 2022
Fund/Underlying Fund	Beginning Value as of January 1, 2022	Change in Unrealized Appreciation/ Depreciation	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund	$287,214,638	$(57,538,608)	$229,676,030	14,224,618

(9)  Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations.

(10)  Recent Accounting Pronouncements

In October 2020, the Securities and Exchange Commission (SEC) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund's investment

Securian Funds Trust
Notes to Financial Statements – continued

(10)  Recent Accounting Pronouncements – (continued)

adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently finalizing the implementation of the Valuation Rule to meet the compliance date.

(11)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there were no material events that would require disclosure except the following:

Effective as of August 1, 2022, Metropolitan West Asset Management, LLC was appointed as sub-adviser to the SFT Core Bond Fund.

Effective as of August 1, 2022, Cohen & Steers Capital Management, Inc. was appointed as sub-adviser to the SFT Real Estate Securities Fund, and the benchmark for the Fund changed from the FTSE NAREIT Equity REITs Index to the FTSE NAREIT All Equity REITs Index.

Effective as of August 1, 2022, Katie A. Brisson was added as a portfolio manager to the SFT Government Money Market Fund who, together with Lena S. Harhaj, are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the entire year.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$875.60	0.86%	$4.00
SFT Core Bond Fund	1,000	$900.40	0.49%	$2.31	899.30	0.74%	3.48
SFT Delaware IvySM Growth Fund	1,000	NA	NA	NA	729.80	0.95%	4.07
SFT Delaware IvySM Small Cap Growth Fund	1,000	NA	NA	NA	729.90	1.26%	5.40
SFT Equity Stabilization Fund	1,000	NA	NA	NA	899.60	0.88%	4.14
SFT Government Money Market Fund	1,000	NA	NA	NA	1,000.30	0.31%	1.54
SFT Index 400 Mid-Cap Fund	1,000	803.10	0.29%	1.30	802.10	0.54%	2.41
SFT Index 500 Fund	1,000	799.70	0.19%	0.85	798.70	0.44%	1.96
SFT International Bond Fund	1,000	921.90	1.02%	4.86	920.70	1.27%	6.05
SFT Real Estate Securities Fund	1,000	798.10	0.89%	3.97	797.10	1.14%	5.08
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	852.00	1.06%	4.87
SFT Wellington Core Equity Fund	1,000	789.70	0.86%	3.82	788.70	1.11%	4.92

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$1,020.53	0.86%	$4.31
SFT Core Bond Fund	1,000	$1,022.36	0.49%	$2.46	1,021.12	0.74%	3.71
SFT Delaware IvySM Growth Fund	1,000	NA	NA	NA	1,020.08	0.95%	4.76
SFT Delaware IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.55	1.26%	6.31
SFT Equity Stabilization Fund	1,000	NA	NA	NA	1,020.43	0.88%	4.41
SFT Government Money Market Fund	1,000	NA	NA	NA	1,023.26	0.31%	1.56
SFT Index 400 Mid-Cap Fund	1,000	1,023.36	0.29%	1.45	1,022.12	0.54%	2.71
SFT Index 500 Fund	1,000	1,023.85	0.19%	0.95	1,022.61	0.44%	2.21
SFT International Bond Fund	1,000	1,019.74	1.02%	5.11	1,018.50	1.27%	6.36
SFT Real Estate Securities Fund	1,000	1,020.38	0.89%	4.46	1,019.14	1.14%	5.71
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.54	1.06%	5.31
SFT Wellington Core Equity Fund	1,000	1,020.53	0.86%	4.31	1,019.29	1.11%	5.56

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the SEC's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended June 30 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Trust's Form N-PORT are available on the SEC's website at www.sec.gov.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board votes on the renewal of the Trust's investment advisory agreement (the "Investment Advisory Agreement") with Securian AM. The Board most recently unanimously reapproved the Investment Advisory Agreement on January 27, 2022. At this meeting, the Board also reapproved the investment sub-advisory agreements (each an "Investment Sub-Advisory Agreement," and together with the Investment Advisory Agreement, the "Advisory Contracts") between Securian AM and Brandywine Global Investment Management, LLC (for the SFT International Bond Fund), between Securian AM and Delaware Investments Fund Advisers (for SFT Delaware Ivy Growth Fund), between Securian AM and Delaware Investments Fund Advisers (for SFT Delaware Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (for SFT Wellington Core Equity Fund) and between Securian AM and T. Rowe Price Associates, Inc. (for SFT T. Rowe Price Value Fund). Collectively, the Funds managed by subadvisers are referred to as the "Sub-Advised Funds."

The Board receives a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board meets at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). The Board also receives frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters.

In preparing for the Board's meeting on January 27, 2022, the members of the Board who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") also met in executive session on December 16, 2021 to review the responses to various information requests made to Securian AM and the sub-advisers to the Sub-Advised Funds. The Board also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review.

The Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the continuation of the Advisory Contracts are discussed separately below.

Fees Charged to Other Advisory Clients of Securian AM

The Board observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Board concluded, however, that the fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust Board, committee and vendor functions, sub-adviser oversight, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Securian AM

The Board reviewed Board reports on Securian AM's profitability in managing each Fund and did not view Securian AM's profitability from any Fund as excessive.

Investment Results

The Board reviewed the January 2022 report (the "Broadridge Report") prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's total return performance and Board reports comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2021 with Broadridge peer groups and with one or more benchmark indices.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

The Board noted that the SFT Core Bond Fund underperformed its Lipper peers and benchmark for the most recent quarter and its Lipper peers for the three and five-year periods, was in line with its Lipper peers for the one-year period, but outperformed its Lipper peers for the ten-year period and its benchmark for the one, three, five and ten-year periods. They noted that the SFT International Bond Fund outperformed its Lipper peers and underperformed its benchmark for the most recent quarter, but underperformed its Lipper peers and benchmark for the one, three, five and ten-year periods. The Board observed that the SFT Real Estate Securities Fund outperformed its Lipper peers and underperformed its benchmark during the most recent quarter, but outperformed its Lipper peers and benchmark during the one, three, five and ten-year periods. They then noted that the SFT S&P 400 Mid-Cap Index Fund and SFT S&P 500 Index Fund slightly underperformed their Lipper peers and benchmark during all reporting periods. They also noted that the SFT Government Money Market Fund's underperformed its Lipper peers and benchmark for all relevant periods. The Board then observed that the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Board noted that SFT Delaware Ivy Growth Fund outperformed its Lipper peers, and performed in line with its benchmark during all reporting periods. They noted that the SFT Delaware Ivy Small Cap Growth Fund underperformed both its Lipper peers and benchmark for the most recent quarter, underperformed its Lipper peers during the one, three and five-year periods and its benchmark during the 3-year period, but outperformed its benchmark during the one and five-year periods. The Board then observed that SFT Wellington Core Equity Fund outperformed its Lipper peers for the most recent quarter and three and five-year periods and underperformed its Lipper peers for the one-year period and its benchmark for all reporting periods. Finally, the Board noted that SFT T. Rowe Price Value Fund outperformed its Lipper peers and benchmark for each period presented. The Board reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance.

Ancillary Benefits to Securian AM and Its Affiliates

The Board also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Board noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Board also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Board also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Board also recognize that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Securian AM

In addition to investment management services, Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Securian AM pays all of the compensation of officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Board considered the quality and scope of services provided by Securian AM under the Investment Advisory Agreement and concluded that Securian AM has provided commendable executive and administrative management and other services during and prior to the last year.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Management Fee and Other Expenses

The Board reviewed the Broadridge Report comparisons of each Fund's investment management, non-management and total expenses with industry peers that were independently selected by Broadridge and analyzed factors that contributed to higher expenses for certain Funds, including the small size of certain of the Funds in comparison to the industry peers selected by Broadridge. The Board reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, and the Board noted that all of the Funds have breakpoints in their fee structures that provide the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow. Based on this information, the Board concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable in light of the nature, extent and quality of services provided by Securian AM.

Investment Sub-Advisory Agreements

At the January 27, 2022 meeting, the Board also unanimously reapproved the Investment Sub-Advisory Agreements. In addition to the Board's review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Board also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Board also reviewed a summary of each sub-adviser's code of ethics and compliance program. However, the Board noted that Securian AM is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Board also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and the Fund's sub-adviser. The Board noted that Securian AM is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board, Audit Committee of the Board and Governance Committee of the Board meetings, and many other requirements. Based on this review, the Board concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Securian AM and the sub-adviser is fair and appropriate. The Board also concluded that the portion of each Sub- Advised Fund's overall advisory fee that is retained by Securian AM represents fair and appropriate compensation to Securian AM for its retained duties and responsibilities.

Based on the foregoing factors, the Board concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Statement Regarding Liquidity Risk Management Program
(unaudited)

The following statement discusses the operation and effectiveness of the Funds' liquidity risk management program for the period from January 1, 2021 through December 31, 2021 and describes the Board's review of the Funds' liquidity risk management program that took place during the six-month period ended June 30, 2022.

The Funds have adopted a Liquidity Risk Management Program (the "LRM Program"). The Funds' Board has appointed the Securian AM Liquidity Risk Oversight Committee (the "Committee") as the administrator of the LRM Program. In its capacity as program administrator, the Committee oversees and monitors the LRM Program for the Funds. In addition, the Committee assesses and manages the Funds' liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Committee assesses and manages liquidity risk by classifying and reviewing periodically the classification of Fund investments for liquidity risk management purposes; reporting periodically to the Board on Fund liquidity risk and the status of the LRM Program; and determining the policies, procedures and controls necessary to create and maintain the LRM Program, among other means. The Committee's process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the Committee to address the operation of the LRM Program, assess its adequacy and effectiveness of implementation, including (if applicable), the operation of the highly liquid investment minimum and any material changes to the LRM Program for the period from January 1, 2021 through December 31, 2021 (the "Covered Period"). To prepare this report, the Committee discussed the operation and effectiveness of the Funds' third-party liquidity assessment services in light of the liquidity risks posed by each Fund. Additionally, the Committee reviewed portfolio managers' responses to the LRM Program's Annual Liquidity Risk Assessment Review Checklist for each Fund. As a result of its review, the Committee reported the following to the Board:

—  The Funds' LRM Program operated effectively during the Covered Period, was adequately designed and was effectively implemented.

—  Because each Fund primarily holds assets that are highly liquid investments, the Funds do not have highly liquid investments minimums. It is expected each Fund will continue to primarily hold assets that are highly liquid investments for the foreseeable future.

—  There were no material changes to the LRM Program during the Covered Period.

—  There were no breaches of any Fund's restriction on holding greater than 15% illiquid assets.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. ("Securian AM") or its affiliated companies, including Minnesota Life Insurance Company.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-995-3850.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired; Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) 1985-2004. Senior Vice President and Director of Fixed Income Research and Strategies, 2000-2004. Director of Retail Fixed Income. 1996-2000. Director of Financial Services, 1994-1996. Manager of the Investment Management Group, 1992-1994. Consultant, Investment Management Group, 1991-1992. Investment Executive, 1985-1991. Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980-1985. Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Retired; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; President and CEO, Securian AM from November 2017 to June 2021; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to November 2017; Senior Vice President, Securian Financial

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Group, Inc. from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021; President and Director, Marketview Properties, LLC (entity holding real estate assets) from January 2010 to June 2021; President and Director, Marketview Properties II, LLC (entity holding real estate assets) from March 2010 to June 2021; President and Director, Marketview Properties III, LLC (entity holding real estate assets) from January 2012 to June 2021; President and Director, Marketview Properties IV, LLC (entity holding real estate assets) from January 2012 to June 2021

Other Executive Officers(3)

Kevin L. Ligtenberg 1973 Vice President and Treasurer since 2021

Vice President, Director of Investment Operations, Securian AM since August 2021; Director of Investment Operations, Securian AM from May 2021 to July 2021; Manager of Investment Operations, Securian AM from March 2013 to May 2021

Christopher B. Owens 1977 Vice President since 2020

Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc. since June 2018; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Paul Jason Thibodeaux 1979 Secretary since 2021

Vice President, Assistant General Counsel, Securian AM since June, 2022; Senior Investment Counsel, Securian AM from January, 2018 to May 2022; Attorney with the law firm of Gray Plant Mooty (now known as Lathrop GPM, LLP) from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a corporate officer of the Trust, Michael T. Steinert, born in 1975, has served as the Trust's Chief Compliance Officer since August 2017. Mr. Steinert is also Senior Vice President, Chief Operating Officer, Treasurer, and Chief Compliance Officer of Securian Asset Management, Inc.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2022

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2022 Securian Funds Trust All rights reserved.

F34490 Rev 8-2022

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2. CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1). During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Getchell as the Audit Committee's financial expert. Ms. Getchell is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”). The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees. The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser. Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style. The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire. When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a)            Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)            There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)  Not applicable.

ITEM 13. EXHIBITS.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)            Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)            Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Treasurer (Principal Financial Officer)

Date: August 16, 2022